UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Luis Berruga

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th Floor	1250 Connecticut Avenue, N.W.,
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant's schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 17.6%
Basic Materials — 17.6%
Americas Silver *	549,833	$2,209,460
Bear Creek Mining *	1,138,395	1,930,033
Excellon Resources *	725,849	1,103,402
First Majestic Silver * (A)	2,198,500	13,475,747
Fortuna Silver Mines *	2,169,966	10,470,880
Great Panther Silver * (A)	2,223,635	2,818,399
Klondex Mines * (A)	2,205,084	4,852,856
MAG Silver *	956,639	10,292,729
Mandalay Resources * (A)	5,930,449	1,329,318
Silvercorp Metals	2,218,924	5,896,150
Tahoe Resources *	3,921,560	17,356,703
TOTAL CANADA		71,735,677
MEXICO— 5.8%
Basic Materials — 5.8%
Industrias Penoles	806,404	18,720,325
Minera Frisco *	7,601,100	5,031,674
TOTAL MEXICO		23,751,999
PERU— 3.5%
Basic Materials — 3.5%
Volcan Cia Minera SAA	33,415,100	14,240,866
SOUTH KOREA— 12.4%
Basic Materials — 12.4%
Korea Zinc	104,727	50,507,473
UNITED KINGDOM— 27.8%
Basic Materials — 27.8%
Fresnillo	2,712,575	51,843,700
Hochschild Mining	3,391,535	11,044,517
Polymetal International	4,299,377	50,452,154
TOTAL UNITED KINGDOM		113,340,371
UNITED STATES— 32.8%
Basic Materials — 32.8%
Coeur d'Alene Mines *	2,323,691	18,682,476
Endeavour Silver * (A)	1,714,734	4,098,214
Hecla Mining	3,953,726	15,182,308
McEwen Mining (A)	3,439,472	7,566,838
Pan American Silver	1,182,668	19,419,409
SSR Mining *	1,627,511	14,077,970
Wheaton Precious Metals	2,545,667	54,960,950
TOTAL UNITED STATES		133,988,165
TOTAL COMMON STOCK
(Cost $413,830,205)		407,564,551

Schedule of Investments (Unaudited)	January 31, 2018

Global X Silver Miners ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT (B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $838,561)	838,561	$838,561

REPURCHASE AGREEMENT (B) — 4.4%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price
$17,898,819 (collateralized by U.S. Treasury Obligations, ranging in par value $380,327 - $3,494,526, 2.000% - 2.750%, 11/15/20 - 04/30/24, with a total market value of $18,257,626)
(Cost $17,898,173)	$17,898,173	17,898,173
TOTAL INVESTMENTS — 104.5%
(Cost $432,566,939)		$426,301,285

Percentages are based on Net Assets of $407,973,275.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $18,023,594.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $18,736,734.
(C)	Rate reported is the 7-day effective yield as of January 31, 2018.

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$407,564,551	$—	$—	$407,564,551
Short-Term Investment	838,561	—	—	838,561
Repurchase Agreement	—	17,898,173	—	17,898,173
Total Investments in Securities	$408,403,112	$17,898,173	$—	$426,301,285

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 22.4%
Basic Materials — 22.4%
Beadell Resources *	1,526,249	$185,382
Gold Road Resources *	936,080	606,392
Independence Group	595,300	2,424,680
Metals X	546,256	404,732
Perseus Mining *	1,251,616	430,736
Regis Resources	603,539	2,013,507
Resolute Mining	810,703	768,066
Saracen Mineral Holdings *	1,048,442	1,264,973
Silver Lake Resources *	621,767	193,838
St. Barbara	664,285	2,033,279
Westgold Resources *	379,554	482,529
TOTAL AUSTRALIA		10,808,114
CANADA— 56.2%
Basic Materials — 56.2%
Alacer Gold *	376,804	657,261
Alamos Gold, Cl A	387,645	2,328,682
Argonaut Gold *	216,494	451,746
Asanko Gold *	256,881	236,602
B2Gold *	739,764	2,243,079
China Gold International Resources *	312,071	623,201
Continental Gold *	179,476	535,422
Dalradian Resources * (A)	326,120	329,616
Dundee Precious Metals *	183,397	439,489
Eldorado Gold	892,779	1,157,043
Guyana Goldfields *	216,238	833,684
Kirkland Lake Gold	239,438	3,618,356
Klondex Mines *	211,491	465,441
Lundin Gold *	80,997	336,704
New Gold *	532,737	1,615,341
OceanaGold	667,391	1,844,117
Osisko Mining *	211,637	614,116
Premier Gold Mines *	255,415	722,411
Pretium Resources *	186,526	1,301,433
Roxgold *	434,645	393,248
Sabina Gold & Silver *	233,011	379,852
SEMAFO *	421,645	1,250,999
SSR Mining *	154,852	1,341,710
Tahoe Resources *	398,864	1,765,360
Teranga Gold *	110,486	304,391
Torex Gold Resources *	103,108	1,066,504
Wesdome Gold Mines *	169,679	268,311
TOTAL CANADA		27,124,119

Schedule of Investments (Unaudited)	January 31, 2018

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
INDONESIA— 1.5%
Basic Materials — 1.5%
Aneka Tambang Persero *	10,906,600	$745,381
PERU— 2.2%
Basic Materials — 2.2%
Hochschild Mining	322,600	1,050,545
TURKEY— 1.2%
Basic Materials — 1.2%
Koza Altin Isletmeleri *	59,374	604,598
UNITED KINGDOM— 5.9%
Basic Materials — 5.9%
Centamin	1,047,548	2,422,197
Highland Gold Mining	203,752	434,329
TOTAL UNITED KINGDOM		2,856,526
UNITED STATES— 10.6%
Basic Materials — 10.6%
Coeur d'Alene Mines *	233,302	1,875,748
Gold Resource	70,949	320,690
Golden Star Resources *	481,661	391,783
McEwen Mining (A)	327,149	719,728
Novagold Resources * (A)	297,856	1,108,024
Seabridge Gold * (A)	57,742	687,130
TOTAL UNITED STATES		5,103,103
TOTAL COMMON STOCK
(Cost $43,491,911)		48,292,386

SHORT-TERM INVESTMENT (B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $60,589)	60,589	60,589

REPURCHASE AGREEMENT (B) — 2.7%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price
$1,293,256 (collateralized by U.S. Treasury Obligations, ranging in par value $27,480 - $252,492, 2.000% - 2.750%, 11/15/20 - 04/30/24, with a total market value of $1,319,181)
(Cost $1,293,209)	$1,293,209	1,293,209
TOTAL INVESTMENTS — 102.8%
(Cost $44,845,709)		$49,646,184

Percentages are based on Net Assets of $48,285,986.

*	Non-income producing security.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Gold Explorers ETF

(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $1,342,275.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $1,353,798.
(C)	Rate reported is the 7-day effective yield as of January 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,292,386	$—	$—	$48,292,386
Short-Term Investment	60,589	—	—	60,589
Repurchase Agreement	—	1,293,209	—	1,293,209
Total Investments in Securities	$48,352,975	$1,293,209	$—	$49,646,184

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 6.7%
Basic Materials — 6.7%
OZ Minerals	582,649	$4,411,327
Sandfire Resources	296,386	1,725,588
TOTAL AUSTRALIA		6,136,915
CANADA— 27.9%
Basic Materials — 27.9%
Altius Minerals	80,502	891,733
Capstone Mining *	688,453	780,005
First Quantum Minerals	333,638	4,987,505
HudBay Minerals, Cl B	504,748	4,336,344
Ivanhoe Mines, Cl A *	1,044,565	2,997,000
Lundin Mining	522,388	3,785,328
Nevsun Resources	580,746	1,216,544
Northern Dynasty Minerals * (A)	572,431	569,235
Taseko Mines *	417,980	742,712
Teck Resources, Cl B	182,168	5,303,860
TOTAL CANADA		25,610,266
HONG KONG— 14.4%
Basic Materials — 14.4%
Jiangxi Copper, Cl H	2,329,629	3,943,551
Jinchuan Group International Resources *	3,674,000	685,811
MMG *	4,123,600	3,031,497
Zijin Mining Group, Cl H	11,040,060	5,561,352
TOTAL HONG KONG		13,222,211
JAPAN— 0.9%
Basic Materials — 0.9%
Nittetsu Mining	11,210	806,179
MEXICO— 4.9%
Basic Materials — 4.9%
Grupo Mexico, Cl B	1,256,062	4,460,200
POLAND— 4.1%
Basic Materials — 4.1%
KGHM Polska Miedz	114,969	3,796,993
SWEDEN— 4.4%
Basic Materials — 4.4%
Boliden	111,800	4,068,043
UNITED KINGDOM— 22.1%
Basic Materials — 22.1%
Antofagasta	302,247	4,001,535
Central Asia Metals	259,878	1,108,679
Glencore	813,570	4,670,557

Schedule of Investments (Unaudited)	January 31, 2018

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
KAZ Minerals *	357,497	$4,160,572
SolGold *	1,254,956	392,614
Vedanta ADR	197,539	4,231,285
Vedanta Resources	148,077	1,740,596
TOTAL UNITED KINGDOM		20,305,838
UNITED STATES— 14.6%
Basic Materials — 14.6%
Freeport-McMoRan Copper & Gold *	269,982	5,264,649
Southern Copper	93,060	4,518,063
Turquoise Hill Resources *	1,202,916	3,644,835
TOTAL UNITED STATES		13,427,547
TOTAL COMMON STOCK
(Cost $80,442,289)		91,834,192

SHORT-TERM INVESTMENT (B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $18,595)	18,595	18,595

REPURCHASE AGREEMENT (B) — 0.4%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price
$396,909 (collateralized by U.S. Treasury Obligations, ranging in par value $8,434 - $77,492, 2.000% - 2.750%, 11/15/20 - 04/30/24, with a total market value of $404,865)
(Cost $396,895)	$396,895	396,895
TOTAL INVESTMENTS — 100.4%
(Cost $80,857,779)		$92,249,682

Percentages are based on Net Assets of $91,906,159.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $341,463.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $415,490.
(C)	Rate reported is the 7-day effective yield as of January 31, 2018.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$91,834,192	$—	$—	$91,834,192
Short-Term Investment	18,595	—	—	18,595
Repurchase Agreement	—	396,895	—	396,895
Total Investments in Securities	$91,852,787	$396,895	$—	$92,249,682

Schedule of Investments (Unaudited)	January 31, 2018

Global X Copper Miners ETF

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 investments. For the period ended January 31, 2018, there were transfers between Level 3 and Level 1 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 15.7%
Basic Materials — 14.3%
Berkeley Energia * (A)	25,316,772	$18,245,214
Energy Resources of Australia * (B)	25,120,223	17,289,922
Greenland Minerals & Energy * (A)	107,701,993	7,849,046
Paladin Energy *(C) (D) (E)	29,982,387	22,822
Peninsula Energy * (A) (B)(C) (E)	30,115,324	9,998,205
		53,405,209
Industrials — 1.4%
Silex Systems * (A)	16,646,788	5,391,890
TOTAL AUSTRALIA		58,797,099
CANADA— 62.0%
Basic Materials — 49.2%
Cameco (B)	9,010,600	83,139,741
Denison Mines * (B)	35,975,216	18,473,641
Energy Fuels * (A)	9,722,800	15,691,522
Fission Uranium * (A)	33,153,452	19,726,959
Laramide Resources * (A)	15,745,207	4,876,862
Mega Uranium * (A) (B)	43,416,444	6,723,825
Uex * (A)	39,051,715	8,276,029
Uranium Participation * (A)	8,725,570	27,737,477
		184,646,056
Energy — 12.8%
NexGen Energy * (B)	20,884,416	48,004,282
TOTAL CANADA		232,650,338
CHINA— 4.8%
Utilities — 4.8%
CGN Power, Cl H (F)	63,340,136	17,897,155
HONG KONG— 8.1%
Industrials — 8.1%
CGN Mining *	216,728,402	17,179,885
CNNC International *	25,915,005	13,253,299
TOTAL HONG KONG		30,433,184
UNITED STATES— 8.8%
Basic Materials — 8.8%
Centrus Energy, Cl A * (A)	663,497	2,561,231
Uranium Energy * (B)	10,036,748	15,757,695
Ur-Energy * (A) (B)	21,864,446	14,754,128
TOTAL UNITED STATES		33,073,054
TOTAL COMMON STOCK
(Cost $446,858,427)		372,850,830

Schedule of Investments (Unaudited)	January 31, 2018

Global X Uranium ETF

	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATION — 8.0%
United States Treasury Bill
1.217%, 02/15/18(G)
(Cost $29,985,825)	$30,000,000	$29,986,032

SHORT-TERM INVESTMENT (H)(I) — 5.9%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $22,215,913)	22,215,913	22,215,913

REPURCHASE AGREEMENT (H) — 6.4%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price
$24,022,273 (collateralized by U.S. Treasury Obligations, ranging in par value $510,443 - $4,690,055, 2.000% - 2.750%, 11/15/20 - 04/30/24, with a total market value of $24,503,833)
(Cost $24,021,406)	$24,021,406	24,021,406
TOTAL INVESTMENTS — 119.7%
(Cost $523,081,571)		$449,074,181

Percentages are based on Net Assets of $375,185,302.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $44,374,067.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security considered illiquid. The total value of such securities as of January 31, 2018 was $22,822 and represented 0.0% of Net Assets.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2018, was $10,021,027 and represents 2.2% of net assets.
(F)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $17,897,155 and represents 4.8% of Net Assets.
(G)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(H)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $46,237,319.
(I)	Rate reported is the 7-day effective yield as of January 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$362,829,803	$—	$10,021,027	$372,850,830
U.S. Treasury Obligation	—	29,986,032	—	29,986,032
Short-Term Investment	22,215,913	—	—	22,215,913
Repurchase Agreement	—	24,021,406	—	24,021,406
Total Investments in Securities	$385,045,716	$54,007,438	$10,021,027	$449,074,181

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$533,687
Transfers out of Level 3	—
Transfers into Level 3	9,998,205
Net purchases	—
Net sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(510,865)
Ending Balance as of January 31, 2018	$10,021,027

For the period ended January 31, 2018, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Uranium ETF

The following is a summary of the transactions with affiliates for the period ended January 31, 2018:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2017	Cost	Sales	(Depreciation)	(Loss)	1/31/2018	Income
Global X Uranium ETF
Berkeley Energia
$11,385,222	$5,012,831	$(136,446)	$2,003,316	$(19,709)	$18,245,214	$-
Centrus Energy
2,647,353	-	-	(86,122)	-	2,561,231	-
Energy Fuels
10,182,054	4,767,665	(348,994)	2,510,724	(1,419,927)	15,691,522	-
Fission Uranium
10,856,458	5,490,428	(564,897)	4,437,639	(492,669)	19,726,959	-
Greenland Minerals & Energy
6,758,834	1,568,775	-	(478,563)	-	7,849,046	-
Laramide Resources
2,246,576	1,448,746	(47,352)	1,262,547	(33,655)	4,876,862	-
Mega Uranium
3,684,773	1,937,995	(102,026)	1,239,398	(36,315)	6,723,825	-
Peninsula Energy
4,506,006	3,314,633	(162,871)	2,660,622	(320,185)	9,998,205	-
Silex Systems
3,019,540	1,344,948	(101,373)	1,185,498	(56,723)	5,391,890	-
Uex
3,545,542	2,602,861	(154,802)	2,404,293	(121,865)	8,276,029	-
Uranium Participation
18,037,580	7,872,290	(608,967)	2,684,937	(248,363)	27,737,477	-
Ur-Energy
8,780,887	3,952,484	(301,106)	2,575,738	(253,875)	14,754,128	-
Totals:
$85,650,825	$39,313,656	$(2,528,834)	$22,400,027	$(3,003,286)	$141,832,388	$-

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 12.0%
Basic Materials — 12.0%
Altura Mining * (A)	46,117,596	$13,817,167
Galaxy Resources * (A)	14,339,516	38,549,895
Lithium Australia NL * (A)	9,610,022	1,478,525
Neometals * (A)	17,202,512	5,432,592
Orocobre * (A)	6,755,957	39,279,138
Pilbara Minerals * (A)	51,042,055	39,058,053
TOTAL AUSTRALIA		137,615,370
CANADA— 3.6%
Basic Materials — 3.1%
Lithium Americas * (A)	1,794,376	12,197,983
Millennial Lithium * (A)	1,309,238	4,556,748
Nemaska Lithium *	13,453,835	18,752,136
		35,506,867
Financials — 0.5%
Lithium X Energy *	2,721,214	5,522,943
TOTAL CANADA		41,029,810
FRANCE— 0.1%
Industrials — 0.1%
Blue Solutions *	46,982	994,972
HONG KONG— 6.5%
Consumer Goods — 6.3%
BYD, Cl H * (A)	5,492,438	51,719,062
FDG Electric Vehicles * (A)	490,886,000	20,711,298
		72,430,360
Industrials — 0.2%
Coslight Technology International Group *	4,903,973	1,862,161
TOTAL HONG KONG		74,292,521
JAPAN— 9.8%
Consumer Goods — 4.9%
Panasonic	3,812,120	56,541,819
Industrials — 4.9%
GS Yuasa	10,394,694	55,804,047
TOTAL JAPAN		112,345,866
SOUTH KOREA— 12.6%
Basic Materials — 5.8%
LG Chemical	166,062	67,180,581
Industrials — 6.8%
L&F	532,177	20,358,131
Samsung SDI	305,914	56,435,884

Schedule of Investments (Unaudited)	January 31, 2018

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Vitzrocell *(B) (C) (D)	123,568	$801,992
		77,596,007
TOTAL SOUTH KOREA		144,776,588
SWITZERLAND— 0.2%
Consumer Goods — 0.2%
Leclanche *	1,005,693	2,834,462
TAIWAN— 4.7%
Consumer Goods — 0.1%
SYNergy ScienTech	1,283,300	1,646,312
Industrials — 4.6%
Advanced Lithium Electrochemistry Cayman *	5,009,529	4,211,061
Changs Ascending Enterprise *	1,475,051	2,133,207
Dynapack International Technology	5,164,300	8,203,911
Simplo Technology	5,862,180	37,511,677
		52,059,856
TOTAL TAIWAN		53,706,168
UNITED KINGDOM— 0.4%
Basic Materials — 0.4%
Bacanora Minerals *	2,830,477	4,789,846
UNITED STATES— 49.9%
Basic Materials — 39.8%
Albemarle	1,656,782	184,880,303
FMC	2,070,922	189,137,306
Sociedad Quimica y Minera de Chile ADR	1,456,562	82,120,966
		456,138,575
Consumer Goods — 4.7%
Tesla *	153,702	54,458,156
Industrials — 5.4%
CBAK Energy Technology *	807,578	1,211,367
EnerSys	807,551	56,778,911
Highpower International *	386,764	1,624,409
Ultralife *	374,247	2,544,879
		62,159,566
TOTAL UNITED STATES		572,756,297
TOTAL COMMON STOCK
(Cost $1,029,894,414)		1,145,141,900

SHORT-TERM INVESTMENT (E)(F) — 0.4%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $4,401,826)	4,401,826	4,401,826

Schedule of Investments (Unaudited)	January 31, 2018

Global X Lithium & Battery Tech ETF

	Number of
	Rights/Face
	Amount	Value
RIGHT — 0.0%
Australia — 0.0%
Orocobre* (C)	30,257	$8,085

TOTAL RIGHT (Cost $–)		8,085

REPURCHASE AGREEMENT (E) — 8.2%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $93,955,632 (collateralized by U.S. Treasury Obligations, ranging in par value $1,996,439 - $18,343,689, 2.000% - 2.750%, 11/15/20 - 04/30/24, with a total market value of $95,839,101)
(Cost $93,952,239)	$93,952,239	93,952,239
TOTAL INVESTMENTS — 108.4%
(Cost $1,128,248,479)		$1,243,504,050

Percentages are based on Net Assets of $1,147,142,552.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $92,905,915.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2018 was $810,077 and represented 0.1% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2018, was $801,992 and represents 0.1% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $98,354,065.
(F)	Rate reported is the 7-day effective yield as of January 31, 2018.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,144,339,908	$—	$801,992	$1,145,141,900
Short-Term Investment	4,401,826	—	—	4,401,826
Right	8,085	—	—	8,085
Repurchase Agreement	—	93,952,239	—	93,952,239
Total Investments in Securities	$1,148,749,819	$93,952,239	$801,992	$1,243,504,050

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2018, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.1%
Basic Materials — 8.1%
Incitec Pivot	233,701	$705,863
Nufarm	92,863	599,310
TOTAL AUSTRALIA		1,305,173
BELGIUM— 3.2%
Basic Materials — 3.2%
Tessenderlo Group *	10,563	507,931
CANADA— 9.7%
Basic Materials — 9.7%
Nutrien *	29,588	1,551,932
CHILE— 4.3%
Basic Materials — 4.3%
Sociedad Quimica y Minera de Chile ADR	12,375	697,703
EGYPT— 0.3%
Basic Materials — 0.3%
Egyptian Chemical Industries KIMA *	109,354	51,271
GERMANY— 5.4%
Basic Materials — 5.4%
K+S	30,852	869,374
HONG KONG— 2.3%
Basic Materials — 2.3%
China BlueChemical *	724,401	261,181
Sinofert Holdings *	718,465	112,067
TOTAL HONG KONG		373,248
ISRAEL— 6.5%
Basic Materials — 6.5%
Israel Chemicals	180,909	764,464
The Israel Corp *	1,453	281,558
TOTAL ISRAEL		1,046,022
MALAYSIA— 5.2%
Basic Materials — 5.2%
Petronas Chemicals Group	402,200	839,948
NETHERLANDS— 4.6%
Basic Materials — 4.6%
OCI *	28,889	734,524
NORWAY— 4.6%
Basic Materials — 4.6%
Yara International	15,252	736,144

Schedule of Investments (Unaudited)	January 31, 2018

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
POLAND— 2.0%
Basic Materials — 2.0%
Grupa Azoty	14,978	$317,791
SINGAPORE— 4.6%
Industrials — 4.6%
Wilmar International	302,500	739,383
SOUTH AFRICA— 1.7%
Basic Materials — 1.7%
Omnia Holdings	22,700	278,795
TAIWAN— 2.6%
Basic Materials — 2.6%
All Cosmos Bio-Tech Holding *	5,000	20,844
Taiwan Fertilizer	290,097	398,136
TOTAL TAIWAN		418,980
TURKEY— 0.2%
Basic Materials — 0.2%
Gubre Fabrikalari *	32,055	38,452
UNITED KINGDOM— 7.9%
Basic Materials — 7.9%
PhosAgro PJSC GDR	43,873	695,387
Sirius Minerals *	1,735,000	581,286
TOTAL UNITED KINGDOM		1,276,673
UNITED STATES— 26.7%
Basic Materials — 21.9%
CF Industries Holdings	19,438	824,949
Compass Minerals International	10,906	795,048
CVR Partners * (A)	27,202	89,766
Intrepid Potash *	38,583	150,088
Mosaic	31,294	854,326
Rentech Escrow Shares * (B) (C)	7,168	—
Scotts Miracle-Gro, Cl A	7,175	647,687
Terra Nitrogen (A)	1,885	153,364
		3,515,228
Consumer Goods — 4.8%
SiteOne Landscape Supply *	10,188	775,918
TOTAL UNITED STATES		4,291,146
TOTAL COMMON STOCK
(Cost $15,980,775)		16,074,490
TOTAL INVESTMENTS — 99.9%
(Cost $15,980,775)		$16,074,490

Schedule of Investments (Unaudited)	January 31, 2018

Global X Fertilizers/Potash ETF

Percentages are based on Net Assets of $16,093,832.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At January 31, 2018, these securities amounted to $243,130 or 1.6% of net assets.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2018 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2018, was $0 and represents 0.0% of net assets.

Amounts designated as " — " are $ or have been rounded to $0.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$16,074,490	$—	$—	$16,074,490
Total Investments in Securities	$16,074,490	$—	$—	$16,074,490

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-1800

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 14.6%
Consumer Services — 3.6%
G8 Education	4,118,747	$11,206,114
Harvey Norman Holdings	2,100,100	7,686,507
Nine Entertainment Holdings	12,935,113	17,596,656
		36,489,277
Financials — 9.2%
Bank of Queensland	1,088,578	10,921,480
Bendigo and Adelaide Bank	989,989	9,387,239
Commonwealth Bank of Australia	142,500	9,100,753
Genworth Mortgage Insurance Australia	4,437,714	10,456,899
IOOF Holdings	1,481,066	13,216,201
National Australia Bank	391,569	9,236,329
Platinum Asset Management	3,265,159	21,971,312
Westpac Banking	366,874	9,197,473
		93,487,686
Real Estate Investment Trusts — 1.0%
Cromwell Property Group	12,282,354	9,846,172
Telecommunications — 0.8%
Telstra	2,536,052	7,536,589
TOTAL AUSTRALIA		147,359,724
BRAZIL— 3.0%
Consumer Services — 3.0%
Estacio Participacoes	1,827,900	20,230,157
Multiplus	862,500	9,586,510
TOTAL BRAZIL		29,816,667
CANADA— 3.9%
Consumer Services — 0.7%
Corus Entertainment	974,758	6,705,757
Industrials — 0.9%
Student Transportation	1,589,533	9,496,904
Real Estate Investment Trusts — 2.3%
Cominar (A)	846,449	9,997,185
Dream Global	1,251,657	12,681,335
		22,678,520
TOTAL CANADA		38,881,181
CHINA— 2.0%
Financials — 2.0%
Guangzhou R&F Properties	7,258,400	20,416,266
FRANCE— 1.3%
Consumer Goods — 1.3%
Kaufman & Broad *	246,676	12,918,739

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
GREECE— 1.5%
Consumer Services — 1.5%
OPAP	1,142,961	$15,377,498
HONG KONG— 5.9%
Consumer Goods — 3.0%
Li & Fung *	26,030,300	13,278,982
Pacific Textiles Holdings	8,667,100	9,086,579
Texwinca Holdings	15,253,300	8,346,806
		30,712,367
Financials — 1.5%
KWG Property Holding	8,734,300	14,762,921
Real Estate Investment Trusts — 1.4%
Yuzhou Properties	18,873,600	13,947,466
TOTAL HONG KONG		59,422,754
ITALY— 1.1%
Financials — 1.1%
Azimut Holding	492,350	11,248,737
MEXICO— 0.9%
Financials — 0.9%
Concentradora Hipotecaria SAPI	8,892,504	9,126,530
NEW ZEALAND— 3.3%
Consumer Services — 2.3%
Air New Zealand	6,326,400	14,421,066
SKY Network Television	4,030,084	8,679,548
		23,100,614
Telecommunications — 1.0%
Spark New Zealand	3,866,912	10,274,217
TOTAL NEW ZEALAND		33,374,831
NORWAY— 1.2%
Industrials — 1.2%
Ocean Yield	1,300,519	11,774,692
PORTUGAL— 0.7%
Industrials — 0.7%
CTT-Correios de Portugal *	1,637,420	7,037,359
RUSSIA— 1.1%
Telecommunications — 1.1%
Mobile TeleSystems ADR	891,421	10,821,851
SINGAPORE— 8.5%
Financials — 0.8%
CapitaLand Retail China Trust	5,793,100	7,478,108

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.0%
Hutchison Port Holdings Trust	24,721,487	$10,259,417
Real Estate Investment Trusts — 5.0%
Ascendas	5,315,249	11,205,383
Mapletree Greater China Commercial Trust	13,413,700	12,909,610
Mapletree Industrial Trust	8,197,200	13,273,804
Mapletree Logistics Trust	12,602,709	13,187,986
		50,576,783
Telecommunications — 1.7%
M1	5,009,300	7,078,525
StarHub	4,842,906	10,690,497
		17,769,022
TOTAL SINGAPORE		86,083,330
SOUTH AFRICA— 2.1%
Real Estate Investment Trusts — 2.1%
Emira Property Fund	8,971,975	11,175,535
Redefine Properties	11,245,250	10,247,277
TOTAL SOUTH AFRICA		21,422,812
SPAIN— 1.3%
Utilities — 1.3%
Saeta Yield	919,917	12,880,878
TAIWAN— 1.0%
Industrials — 1.0%
Highwealth Construction	6,178,500	9,709,056
THAILAND— 0.7%
Financials — 0.7%
Sansiri NVDR	105,856,000	7,368,010
TURKEY— 1.0%
Health Care — 1.0%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	7,614,415	9,600,731
UNITED KINGDOM— 1.8%
Industrials — 1.0%
Severstal PJSC GDR	610,093	10,017,727
Oil & Gas — 0.8%
BP ADR	194,661	8,329,544
TOTAL UNITED KINGDOM		18,347,271
UNITED STATES— 42.5%
Consumer Goods — 1.0%
Vector Group	443,994	9,457,072

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 2.4%
Gannett	799,205	$9,430,619
New Media Investment Group	640,146	10,818,467
RR Donnelley & Sons	524,292	4,283,466
		24,532,552
Financials — 19.5%
AGNC Investment	491,492	9,235,135
Annaly Capital Management	893,666	9,419,240
Anworth Mortgage Asset	1,796,328	8,730,154
Apollo Commercial Real Estate Finance	535,307	9,726,528
Armour Residential	438,358	10,261,961
Artisan Partners Asset Management, Cl A	309,306	12,109,330
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand ADR	1,129,858	8,835,489
Blackstone Mortgage Trust, Cl A	313,346	9,713,726
Capstead Mortgage	923,499	7,581,927
Chimera Investment	514,644	8,743,802
CYS Investments	1,263,335	8,514,878
Granite Point Mortgage Trust	96,476	1,663,246
Invesco Mortgage Capital	614,023	9,971,733
Ladder Capital, Cl A	688,768	9,966,473
MFA Financial	1,198,042	8,577,981
MTGE Investment	600,316	10,205,372
New Residential Investment	582,250	10,067,102
New York Mortgage Trust	1,505,691	8,582,439
PennyMac Mortgage Investment Trust	563,696	9,244,614
Redwood Trust	565,057	8,413,699
Starwood Property Trust	418,487	8,532,950
Two Harbors Investment	519,437	7,661,696
		195,759,475
Industrials — 1.0%
Costamare (A)	1,570,707	10,241,010
Nordic American Offshore (A)	46,853	57,395
		10,298,405
Oil & Gas — 2.2%
CVR Energy (A)	402,630	14,410,128
Targa Resources	164,050	7,874,400
		22,284,528
Real Estate Investment Trusts — 14.8%
Ashford Hospitality Trust	1,266,598	8,156,891
Franklin Street Properties	754,306	7,648,663
Gaming and Leisure Properties	297,397	10,837,147
Gladstone Commercial	312,560	5,938,640
Global Net Lease	390,199	7,156,250

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Government Properties Income Trust	483,012	$8,288,486
Hospitality Properties Trust	290,111	8,242,053
Independence Realty Trust	1,075,072	9,879,912
Lexington Realty Trust	826,989	7,459,441
Medical Properties Trust	719,887	9,416,122
New Senior Investment Group	939,064	7,193,230
Omega Healthcare Investors (A)	300,454	8,124,276
Sabra Health Care	799,180	14,465,158
Select Income	366,856	8,202,900
Senior Housing Properties Trust	479,328	8,306,754
Uniti Group	359,203	5,686,183
VEREIT	1,053,992	7,588,742
Washington Prime Group	1,018,939	6,704,619
		149,295,467
Telecommunications — 0.7%
CenturyLink	385,287	6,861,961
Utilities — 0.9%
Pattern Energy Group, Cl A	446,273	9,202,149
TOTAL UNITED STATES		427,691,609
TOTAL COMMON STOCK
(Cost $951,184,735)		1,000,680,526

REPURCHASE AGREEMENT (B) — 2.4%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $24,203,939 (collateralized by U.S. Treasury Obligations, ranging in par value $514,303 - $4,725,523, 2.000% - 2.750%, 11/15/2020 - 04/30/2024, with a total market value of $24,689,140)
(Cost $24,203,065)	$24,203,065	24,203,065

SHORT-TERM INVESTMENT (B)(C)— 0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $1,133,956)	1,133,956	1,133,956
TOTAL INVESTMENTS — 101.9%
(Cost $976,521,756)		$1,026,017,547

Percentages are based on Net Assets of $1,007,037,277.

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $24,935,395.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $25,337,021.
(C)	Rate reported is the 7-day effective yield as of January 31, 2018.

ADR — American Depositary Receipt

CI — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,000,680,526	$—	$—	$1,000,680,526
Repurchase Agreement	—	24,203,065	—	24,203,065
Short-Term Investment	1,133,956	—	—	1,133,956
Total Investments in Securities	$1,001,814,482	$24,203,065	$—	$1,026,017,547

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 80.5%
Consumer Goods — 12.9%
Altria Group	111,756	$7,860,917
B&G Foods (A)	176,713	5,831,529
Coca-Cola	195,900	9,322,881
Flowers Foods	427,329	8,379,922
Philip Morris International	78,838	8,453,798
Universal	120,801	5,798,448
Vector Group	390,736	8,322,677
		53,970,172
Consumer Services — 14.8%
DineEquity	141,010	7,809,134
DSW, Cl A	379,288	7,597,139
H&R Block	395,086	10,485,582
Regal Entertainment Group, Cl A	386,288	8,838,269
Six Flags Entertainment	131,683	8,896,503
Student Transportation (A)	1,491,473	8,889,179
Target	122,634	9,224,530
		61,740,336
Financials — 21.9%
AGNC Investment	437,173	8,214,481
Annaly Capital Management	798,975	8,421,197
Apollo Commercial Real Estate Finance	484,464	8,802,711
Armour Residential	386,684	9,052,273
Chimera Investment	463,156	7,869,020
CYS Investments	1,129,838	7,615,108
Granite Point Mortgage Trust	86,692	1,494,570
MFA Financial	1,078,177	7,719,747
MTGE Investment	540,433	9,187,361
New York Mortgage Trust	1,359,034	7,746,494
PennyMac Mortgage Investment Trust	514,061	8,430,600
Two Harbors Investment	475,536	7,014,156
		91,567,718
Health Care — 2.1%
Pfizer	239,113	8,856,746
Industrials — 2.4%
Fortress Transportation & Infrastructure Investors	562,840	10,159,262
Oil & Gas — 2.1%
Exxon Mobil	99,217	8,661,644
Telecommunications — 3.9%
AT&T	195,439	7,319,190
Verizon Communications	164,796	8,910,520
		16,229,710

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 20.4%
Ameren	150,942	$8,547,845
Avangrid	198,266	9,659,520
Avista	203,899	10,268,354
Consolidated Edison	109,003	8,759,481
Duke Energy	103,620	8,134,170
Entergy	110,519	8,696,740
FirstEnergy	260,810	8,580,649
Northwest Natural Gas	135,631	7,778,438
PPL	228,494	7,282,104
Southern	170,066	7,671,677
		85,378,978
TOTAL COMMON STOCK
(Cost $319,080,120)		336,564,566

MASTER LIMITED PARTNERSHIPS — 19.2%
CANADA— 2.2%
Utilities — 2.2%
Brookfield Renewable Partners	277,411	9,276,624
UNITED STATES— 17.0%
Consumer Services — 3.8%
Cedar Fair	124,406	8,434,727
CrossAmerica Partners	313,275	7,590,653
		16,025,380
Financials — 1.9%
Compass Diversified Holdings	470,730	7,955,337
Oil & Gas — 9.4%
Delek Logistics Partners	252,340	8,201,050
PBF Logistics	399,533	8,370,216
Phillips 66 Partners	145,452	7,656,593
Transmontaigne Partners	190,427	7,537,101
Valero Energy Partners	162,549	7,295,199
		39,060,159
Utilities — 1.9%
AmeriGas Partners (A) (B)	170,018	8,031,650
TOTAL UNITED STATES		71,072,526
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $79,157,416)		80,349,150

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® U.S. ETF

	Face Amount /
	Shares	Value
REPURCHASE AGREEMENT (B) — 3.2%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $13,366,979 (collateralized by U.S. Treasury Obligations, ranging in par value $284,032 – $2,609,739, 2.000% - 2.750%, 11/15/2020 - 04/30/2024, with a total market value of $13,634,938)
(Cost $13,366,496)	$13,366,496	$13,366,496

SHORT-TERM INVESTMENT (B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $626,244)	626,244	626,244
TOTAL INVESTMENTS — 103.0%
(Cost $412,230,276)		$430,906,456

Percentages are based on Net Assets of $418,180,441.

(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $13,639,588.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $13,992,740.
(C)	Rate reported is the 7-day effective yield as of January 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$336,564,566	$—	$—	$336,564,566
Master Limited Partnerships	80,349,150	—	—	80,349,150
Repurchase Agreement	—	13,366,496	—	13,366,496
Short-Term Investment	626,244	—	—	626,244
Total Investments in Securities	$417,539,960	$13,366,496	$—	$430,906,456

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 11.3%
Basic Materials — 1.9%
Fortescue Metals Group	13,254	$53,233
Financials — 6.0%
Bank of Queensland	5,972	59,916
Bendigo and Adelaide Bank	5,757	54,589
National Australia Bank	2,297	54,181
		168,686
Industrials — 1.7%
Aurizon Holdings	12,817	48,571
Telecommunications — 1.7%
Telstra	15,778	46,889
TOTAL AUSTRALIA		317,379
FINLAND— 2.6%
Utilities — 2.6%
Fortum	3,323	72,298
FRANCE— 13.7%
Consumer Services — 4.9%
Casino Guichard Perrachon	868	50,919
Lagardere SCA	1,669	52,228
SES, Cl A	2,210	34,607
		137,754
Financials — 2.2%
Credit Agricole	3,251	61,458
Oil & Gas — 2.0%
Total	954	55,423
Real Estate Investment Trusts — 2.5%
ICADE	651	70,799
Utilities — 2.1%
Engie	3,394	59,108
TOTAL FRANCE		384,542
GERMANY— 2.5%
Consumer Services — 2.5%
ProSiebenSat.1 Media	1,830	70,193
HONG KONG— 4.9%
Telecommunications — 3.0%
HKT Trust & HKT	39,920	49,763
PCCW	61,065	35,211
		84,974

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.9%
HK Electric Investments & HK Electric Investments (A)	56,670	$52,385
TOTAL HONG KONG		137,359
ISRAEL— 3.1%
Health Care — 3.1%
Teva Pharmaceutical Industries ADR	4,307	87,906
ITALY— 6.4%
Financials — 4.5%
Intesa Sanpaolo	17,390	66,551
Poste Italiane (A)	7,253	60,212
		126,763
Utilities — 1.9%
Snam	10,717	52,321
TOTAL ITALY		179,084
LUXEMBOURG— 1.3%
Consumer Services — 1.3%
RTL Group	438	37,267
NETHERLANDS— 2.2%
Financials — 2.2%
ING Groep	3,074	60,620
NEW ZEALAND— 1.9%
Telecommunications — 1.9%
Spark New Zealand	20,677	54,938
NORWAY— 1.7%
Consumer Goods — 1.7%
Marine Harvest	2,836	49,303
PORTUGAL— 1.9%
Utilities — 1.9%
Energias de Portugal	14,963	52,733
SINGAPORE— 4.2%
Real Estate Investment Trusts — 2.1%
Ascendas	28,170	59,387
Telecommunications — 2.1%
StarHub	26,636	58,797
TOTAL SINGAPORE		118,184
SPAIN— 3.8%
Financials — 2.1%
Banco Bilbao Vizcaya Argentaria	6,259	59,009
Utilities — 1.7%
Endesa	2,186	49,290
TOTAL SPAIN		108,299

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 8.0%
Financials — 5.6%
Nordea Bank	3,933	$48,691
Skandinaviska Enskilda Banken, Cl A	4,272	54,139
Swedbank, Cl A	2,198	56,360
		159,190
Telecommunications — 2.4%
Tele2, Cl B	5,295	66,443
TOTAL SWEDEN		225,633
SWITZERLAND— 2.1%
Financials — 2.1%
Zurich Insurance Group	177	58,245
UNITED KINGDOM— 28.2%
Consumer Goods — 5.4%
Barratt Developments	6,670	55,507
Persimmon	1,639	58,315
Taylor Wimpey *	13,750	37,268
		151,090
Consumer Services — 3.6%
Next	639	46,271
Pearson	5,701	56,247
		102,518
Financials — 6.6%
Direct Line Insurance Group	11,342	59,564
HSBC Holdings	5,991	63,990
Legal & General Group	15,952	61,384
		184,938
Industrials — 2.5%
Royal Mail	10,570	70,571
Oil & Gas — 4.5%
BP	8,422	60,014
Royal Dutch Shell, Cl A	1,882	65,904
		125,918
Telecommunications — 2.0%
Vodafone Group	18,039	57,615
Utilities — 3.6%
Centrica	26,310	49,929
SSE	2,658	49,308
		99,237
TOTAL UNITED KINGDOM		791,887

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI SuperDividend® EAFE ETF

Value
TOTAL INVESTMENTS — 99.8%
(Cost $2,659,349)	$2,805,870

Percentages are based on Net Assets of $2,811,648.

*	Non-income producing security.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $112,597 and represents 4.0% of Net Assets.

ADR — American Depositary Receipt

CI — Class

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 95.6%
BRAZIL— 7.6%
Financials — 2.3%
Itausa - Investimentos Itau	83,200	$348,095
Utilities — 5.3%
EDP - Energias do Brasil	65,454	283,356
Engie Brasil Energia	23,700	268,958
Transmissora Alianca de Energia Eletrica	36,280	230,835
		783,149
TOTAL BRAZIL		1,131,244
CHINA— 5.2%
Basic Materials — 1.8%
Sinopec Shanghai Petrochemical, Cl H	432,900	265,116
Financials — 3.4%
Bank of Communications, Cl H	341,780	296,271
SOHO China	363,300	215,989
		512,260
TOTAL CHINA		777,376
CZECH REPUBLIC— 4.2%
Financials — 2.1%
Moneta Money Bank (A)	75,390	314,159
Telecommunications — 2.1%
O2 Czech Republic	22,070	308,919
TOTAL CZECH REPUBLIC		623,078
EGYPT— 1.8%
Financials — 1.8%
Egyptian Financial Group-Hermes Holding	234,010	272,172
GREECE— 2.3%
Consumer Services — 2.3%
OPAP	24,790	333,527
HONG KONG— 1.6%
Utilities — 1.6%
China Resources Power Holdings	129,550	239,176
INDIA— 2.6%
Basic Materials — 2.6%
Vedanta	72,562	388,286
MEXICO— 2.9%
Financials — 1.5%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	136,785	215,693
Real Estate Investment Trusts — 1.4%
Fibra Uno Administracion	138,100	217,693

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TOTAL MEXICO		$433,386
PAKISTAN— 5.0%
Financials — 5.0%
Habib Bank	150,300	263,867
MCB Bank	113,610	232,915
United Bank	141,600	248,093
TOTAL PAKISTAN		744,875
PHILIPPINES— 1.7%
Utilities — 1.7%
Manila Electric	37,700	248,835
QATAR— 3.7%
Financials — 3.7%
Barwa Real Estate	27,030	282,104
Doha Bank QPSC	29,696	268,740
TOTAL QATAR		550,844
RUSSIA— 17.4%
Basic Materials — 8.9%
Alrosa PJSC	196,900	285,204
MMC Norilsk Nickel	1,726	356,082
Novolipetsk Steel PJSC	135,190	353,195
Severstal PJSC	20,028	327,154
		1,321,635
Financials — 2.0%
Moscow Exchange MICEX-RTS PJSC	144,170	294,662
Oil & Gas — 4.6%
Gazprom PJSC	134,100	341,672
Lukoil PJSC	5,170	342,545
		684,217
Telecommunications — 1.9%
Mobile TeleSystems ADR	22,700	275,578
TOTAL RUSSIA		2,576,092
SOUTH AFRICA— 20.5%
Consumer Services — 2.5%
Truworths International	45,590	376,277
Financials — 8.4%
Barclays Africa Group	38,200	579,414
Liberty Holdings	31,790	351,133
MMI Holdings	154,570	295,113
		1,225,660
Real Estate Investment Trusts — 8.1%
Fortress REIT, Cl A	198,370	294,704
Growthpoint Properties	134,770	315,083

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Hyprop Investments	31,800	$310,669
Redefine Properties	309,760	282,270
		1,202,726
Telecommunications — 1.5%
Telkom SOC	51,500	223,588
TOTAL SOUTH AFRICA		3,028,251
TAIWAN— 10.8%
Financials — 1.7%
First Financial Holding	373,900	258,499
Technology — 9.1%
Asustek Computer	25,900	249,709
Inventec	313,900	256,328
Lite-On Technology	190,700	280,042
Micro-Star International	96,700	319,508
Pegatron	85,600	232,022
		1,337,609
TOTAL TAIWAN		1,596,108
TURKEY— 4.4%
Basic Materials — 2.4%
Petkim Petrokimya Holding	167,760	355,071
Telecommunications — 2.0%
Turkcell Iletisim Hizmetleri	71,410	297,145
TOTAL TURKEY		652,216
UNITED ARAB EMIRATES— 3.9%
Financials — 3.9%
DAMAC Properties Dubai PJSC	330,675	301,588
Dubai Islamic Bank PJSC	164,110	272,541
TOTAL UNITED ARAB EMIRATES		574,129
TOTAL COMMON STOCK
(Cost $12,353,217)		14,169,595

PREFERRED STOCK — 4.5%
BRAZIL— 4.5%
Utilities — 4.5%
Centrais Eletricas Brasileiras (B)	52,204	390,506
Cia Energetica de Minas Gerais (B)	115,053	272,470
TOTAL BRAZIL		662,976
TOTAL PREFERRED STOCK
(Cost $561,042)		662,976
TOTAL INVESTMENTS — 100.1%
(Cost $12,914,259)		$14,832,571

Percentages are based on Net Assets of $14,813,849.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $314,159 and represents 2.1% of Net Assets.

(B)	There’s currently no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

QPSC — Qualified Personal Service Corporation

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 97.3%
AUSTRALIA— 7.2%
Real Estate Investment Trusts — 7.2%
Charter Hall Retail	76,281	$236,573
Stockland	630,600	2,154,850
Vicinity Centres	1,029,602	2,242,706
TOTAL AUSTRALIA		4,634,129
CANADA— 9.9%
Real Estate Investment Trusts — 9.9%
Cominar	183,690	2,169,514
Dream Global	195,698	1,982,741
H&R	128,022	2,193,441
TOTAL CANADA		6,345,696
NETHERLANDS— 3.4%
Real Estate Investment Trusts — 3.4%
Wereldhave	43,607	2,173,478
UNITED STATES— 76.8%
Financials — 39.6%
AGNC Investment	111,250	2,090,388
Annaly Capital Management	197,461	2,081,239
Apollo Commercial Real Estate Finance	119,581	2,172,787
Armour Residential	88,565	2,073,307
Blackstone Mortgage Trust, Cl A	69,731	2,161,661
Chimera Investment	122,497	2,081,224
MTGE Investment	120,207	2,043,519
New Residential Investment	124,434	2,151,464
Park Hotels & Resorts	73,917	2,136,941
Redwood Trust	146,262	2,177,840
Starwood Property Trust	104,521	2,131,183
Two Harbors Investment	138,321	2,040,235
		25,341,788
Real Estate Investment Trusts — 37.2%
Colony NorthStar, Cl A	221,584	1,989,824
CYS Investments	296,046	1,995,350
EPR Properties	35,613	2,103,304
Gaming and Leisure Properties	60,506	2,204,838
Global Net Lease	115,524	2,118,710
Hospitality Properties Trust	74,139	2,106,289
Independence Realty Trust	64,373	591,588
Lexington Realty Trust	239,765	2,162,680
Medical Properties Trust	166,708	2,180,540
Senior Housing Properties Trust	122,624	2,125,074
VEREIT	294,865	2,123,028

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
WP Carey	33,418	$2,165,821
		23,867,046
TOTAL UNITED STATES		49,208,834
TOTAL INVESTMENTS — 97.3%
(Cost $62,773,731)		$62,362,137

Percentages are based on Net Assets of $64,122,442.

Cl — Class

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
GERMANY— 5.3%
Financials — 5.3%
Deutsche Bank Contingent Capital Trust II, 6.550%	84,415	$2,172,842
Deutsche Bank Contingent Capital Trust III, 7.600%	209,147	5,320,700
Deutsche Bank Contingent Capital Trust V, 8.050%(A)	146,974	3,815,445
TOTAL GERMANY		11,308,987
NETHERLANDS— 7.9%
Financials — 7.9%
Aegon, 8.000%	132,958	3,464,885
Aegon, 6.375%	256,236	6,549,392
ING Groep, 6.375%	268,855	6,871,934
TOTAL NETHERLANDS		16,886,211
UNITED KINGDOM— 12.8%
Financials — 12.8%
Barclays Bank, Ser 5, 8.125%(A)	436,950	11,461,198
HSBC Holdings, 8.125%(A)	157,711	4,226,655
HSBC Holdings, Ser 2, 8.000%(A)	270,746	7,207,259
Royal Bank of Scotland Group, Ser S, 6.600%	169,157	4,347,335
TOTAL UNITED KINGDOM		27,242,447
UNITED STATES— 73.5%
Basic Materials — 1.2%
NuStar Logistics, 8.456%, VAR ICE LIBOR USD 3 Month+6.734%	102,920	2,611,080
Consumer Goods — 1.7%
CHS, Ser 4, 7.500%	134,029	3,680,436
Financials — 43.0%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111%	76,314	1,941,428
AmTrust Financial Services, 6.950%	74,102	1,374,592
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%(A)	183,026	4,639,709
Apollo Global Management, 6.375%	70,941	1,806,867
Bank of America, 6.625%	53,493	1,372,095
Capital One Financial, Ser B, 6.000%	223,343	5,628,244
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.791%	84,427	2,150,356
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	129,273	3,645,499
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	82,173	2,320,566
Citigroup Capital XIII, 8.137%, VAR ICE LIBOR USD 3 Month+6.370%	193,339	5,229,820
Countrywide Capital V, 7.000%	228,024	5,832,854
GMAC Capital Trust I, Ser 2, 7.201%, VAR ICE LIBOR USD 3 Month+5.785%	435,618	11,334,780

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	156,092	$4,532,912
Huntington Bancshares, 6.250%	155,021	4,142,161
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%	72,771	1,775,613
JPMorgan Chase, Ser T, 6.700%	235,366	6,133,638
Merrill Lynch Capital Trust I, 6.450% (A)	160,147	4,099,763
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	200,674	5,709,175
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	198,134	5,559,640
Two Harbors Investment, 7.625%, VAR ICE LIBOR USD 3 Month+5.352%	73,057	1,839,575
Wells Fargo, 7.500%*	6,150	7,872,000
Wells Fargo, Ser J, 8.000%	132,672	3,418,957
		92,360,244
Health Care — 4.7%
Allergan, 5.500%*	15,454	10,009,556
Industrials — 1.3%
Stericycle, 5.250%*	46,045	2,713,432
Oil & Gas — 6.8%
Hess, 8.000%*	76,088	4,555,388
Kinder Morgan, Ser A, 9.750%* (A)	207,216	7,627,621
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	99,390	2,348,586
		14,531,595
Real Estate Investment Trust — 12.5%
CBL & Associates Properties, Ser D, 7.375%	115,155	2,313,464
Colony NorthStar, 7.150%	77,499	1,782,477
Colony NorthStar, 7.125%	69,552	1,593,436
Crown Castle International, 6.875%*	10,459	11,701,948
Digital Realty Trust, Ser H, 7.375%	92,466	2,435,555
VEREIT, Ser F, 6.700%	275,956	6,965,129
		26,792,009
Techhnology — 1.6%
Belden, 6.750%*	31,540	3,506,302
Telecommunications — 0.7%
Frontier Communications, Ser A, 11.125%*	116,037	1,479,472
TOTAL UNITED STATES		157,684,126
TOTAL PREFERRED STOCK
(Cost $227,946,246)		213,121,771

Schedule of Investments (Unaudited)	January 31, 2018

Global X SuperIncomeTM Preferred ETF

	Face Amount/
	Shares	Value
REPURCHASE AGREEMENT (B) — 3.8%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $8,220,271 (collateralized by U.S. Treasury Obligations, ranging in par value $174,671 - $1,604,907, 2.000% - 2.750%, 11/15/2020 - 04/30/2024, with a total market value of $8,385,057)
(Cost $8,219,974)	$8,219,974	$8,219,974

SHORT-TERM INVESTMENT (B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $385,120)	385,120	385,120
TOTAL INVESTMENTS — 103.5%
(Cost $236,551,340)		$221,726,865

Percentages are based on Net Assets of $214,227,728

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $8,378,905.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $8,605,094.
(C)	Rate reported is the 7-day effective yield as of January 31, 2018.

Ser — Series

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$213,121,771	$—	$—	$213,121,771
Repurchase Agreement	—	8,219,974	—	8,219,974
Short-Term Investment	385,120	—	—	385,120
Total Investments in Securities	$213,506,891	$8,219,974	$—	$221,726,865

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 19.1%
Consumer Goods — 0.3%
Changyou.com ADR *	20,904	$643,216
Consumer Services — 0.1%
Renren ADR * (A)	21,130	214,047
Technology — 18.7%
Baidu ADR *	27,593	6,813,264
NetEase ADR	26,713	8,552,434
SINA *	65,470	7,676,357
Weibo ADR *	35,223	4,563,844
YY ADR *	41,935	5,575,678
		33,181,577
TOTAL CHINA		34,038,840
GERMANY— 5.5%
Technology — 5.5%
United Internet	117,850	8,617,835
XING	3,240	1,136,198
TOTAL GERMANY		9,754,033
HONG KONG— 11.6%
Technology — 11.6%
Tencent Holdings	348,255	20,642,083
JAPAN— 9.2%
Consumer Goods — 4.7%
Nexon	250,092	8,305,469
Consumer Services — 2.1%
Dena	128,791	2,788,083
Gree	138,535	898,564
		3,686,647
Technology — 2.4%
LINE *	44,430	2,104,376
Mixi	49,920	2,202,050
		4,306,426
TOTAL JAPAN		16,298,542
RUSSIA— 7.5%
Technology — 7.5%
Mail.Ru Group GDR *	126,635	4,153,628
Yandex, Cl A *	236,112	9,144,618
TOTAL RUSSIA		13,298,246
TAIWAN— 0.3%
Consumer Services — 0.3%
PChome Online	108,444	602,766

Schedule of Investments (Unaudited)	January 31, 2018

Global X Social Media ETF

	Shares / Face
	Amount	Value
COMMON STOCK — continued
UNITED STATES— 46.8%
Consumer Goods — 2.1%
Glu Mobile *	129,972	$486,095
Zynga, Cl A *	927,501	3,320,454
		3,806,549
Consumer Services — 5.1%
ANGI Homeservices * (A)	60,678	810,658
Groupon, Cl A *	515,694	2,728,021
Pandora Media *	281,828	1,347,138
Yelp, Cl A *	94,238	4,129,509
		9,015,326
Technology — 39.6%
Alphabet, Cl A *	7,463	8,822,908
Facebook, Cl A *	90,897	16,987,740
IAC *	60,323	8,745,025
Match Group * (A)	47,767	1,668,979
Meet Group *	83,577	230,673
Momo ADR *	171,239	5,399,166
Snap, Cl A * (A)	627,518	8,484,043
Twitter *	776,801	20,049,234
		70,387,768
TOTAL UNITED STATES		83,209,643
TOTAL COMMON STOCK
(Cost $145,716,115)		177,844,153

REPURCHASE AGREEMENT (B) — 3.6%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $6,444,418 (collateralized by U.S. Treasury Obligations, ranging in par value $136,936 - $1,258,239, 2.000% - 2.750%, 11/15/2020 - 04/30/2024, with a total market value of $6,573,604)
(Cost $6,444,185)	$6,444,185	6,444,185

SHORT-TERM INVESTMENT (B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $301,921)	301,921	301,921
TOTAL INVESTMENTS — 103.8%
(Cost $152,462,221)		$184,590,259

Percentages are based on Net Assets of $177,877,647.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Social Media ETF

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $6,624,702.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $6,746,106.
(C)	Rate reported is the 7-day effective yield as of January 31, 2018.

ADR – American Depositary Receipt

CI – Class

GDR – Global Depositary Receipt

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$177,844,153	$—	$—	$177,844,153
Repurchase Agreement	—	6,444,185	—	6,444,185
Short-Term Investment	301,921	—	—	301,921
Total Investments in Securities	$178,146,074	$6,444,185	$—	$184,590,259

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X | JPMorgan Efficiente Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares Core S&P Small-Cap ETF	13,643	$1,074,250
iShares Gold Trust	41,691	538,648
iShares JP Morgan USD Emerging Markets Bond ETF	4,526	522,119
iShares S&P GSCI Commodity Indexed Trust	32,169	543,334
Vanguard FTSE Developed Markets ETF	11,662	547,997
Vanguard FTSE Emerging Markets ETF	22,620	1,127,382
Vanguard S&P 500 ETF	4,266	1,104,851

TOTAL INVESTMENTS — 100.0%
(Cost $4,821,968)		$5,458,581

Percentages are based on Net Assets of $5,461,004.

*	Non-income producing security.

ETF — Exchange Traded Fund

FTSE — Financial Times and Stock Exchange

GSCI — Goldman Sachs Commodity Index

S&P — Standard & Poor's

USD — U.S. Dollar

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X | JPMorgan US Sector Rotator Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Discretionary Select Sector SPDR Fund	14,234	$1,534,568
Energy Select Sector SPDR Fund	12,012	899,098
Financial Select Sector SPDR Fund	28,285	841,196
Industrial Select Sector SPDR Fund	13,156	1,048,928
Materials Select Sector SPDR Fund	19,060	1,199,827

TOTAL INVESTMENTS — 100.0%
(Cost $5,061,924)		$5,523,617

Percentages are based on Net Assets of $5,524,209.

SPDR — Standard & Poor’s Depositary Receipts

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 1.4%
Consumer Services — 1.4%
Restaurant Brands International	13,399	$809,166
CHINA— 1.5%
Technology — 1.5%
Baidu ADR *	3,600	888,912
NETHERLANDS— 1.5%
Technology — 1.5%
NXP Semiconductors *	7,331	882,066
UNITED KINGDOM— 1.7%
Consumer Services — 1.7%
Liberty Global *	29,044	1,038,614
UNITED STATES— 93.8%
Basic Materials — 1.5%
Celanese, Cl A	8,176	884,316
Consumer Goods — 10.2%
Adient	11,354	735,739
Constellation Brands, Cl A	3,883	852,202
Cooper-Standard Holding *	7,185	895,179
General Motors	19,823	840,694
Herbalife * (A)	12,962	1,075,716
Monsanto	7,189	875,620
Procter & Gamble	9,557	825,152
		6,100,302
Consumer Services — 26.0%
AutoNation *	15,992	963,038
Buffalo Wild Wings *	5,846	917,822
Charter Communications, Cl A *	2,523	951,802
Comcast, Cl A	22,680	964,580
Delta Air Lines	17,096	970,540
GrubHub *	13,389	967,355
Hilton Worldwide Holdings	11,492	984,290
Home Depot	5,135	1,031,621
ILG	28,981	910,293
Marriott International, Cl A	6,898	1,016,351
MGM Resorts International	25,831	941,540
Netflix *	4,388	1,186,077
Signet Jewelers	11,504	608,562
Time Warner	9,651	920,223
United Continental Holdings *	14,671	994,987
Viacom, Cl B	34,524	1,153,792
		15,482,873

Schedule of Investments (Unaudited)	January 31, 2018

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.9%
American International Group	13,894	$888,105
Berkshire Hathaway, Cl B *	4,638	994,294
CIT Group	17,929	908,821
Citizens Financial Group	22,111	1,014,895
Investors Bancorp	60,960	834,542
JPMorgan Chase	8,588	993,374
MetLife	16,262	781,714
Visa, Cl A	7,648	950,111
Western Union	43,344	901,122
		8,266,978
Health Care — 8.4%
Allergan	4,909	884,896
Avexis *	8,821	1,091,422
HCA Healthcare	11,257	1,138,758
Heron Therapeutics *	53,897	1,166,870
Incyte *	8,071	728,731
		5,010,677
Industrials — 10.0%
Advanced Micro Devices * (A)	76,146	1,046,246
First Data, Cl A *	50,361	891,390
Macquarie Infrastructure	13,091	868,588
MasTec *	21,126	1,128,128
Sherwin-Williams	2,185	911,385
Spirit Aerosystems Holdings, Cl A	10,633	1,088,394
		5,934,131
Oil & Gas — 6.4%
Baker Hughes a GE	27,554	885,861
Cheniere Energy *	17,143	969,608
Hess	19,454	982,622
Marathon Petroleum	13,711	949,761
		3,787,852
Real Estate Investment Trusts — 4.1%
American Tower, Cl A	5,705	842,628
Crown Castle International	7,548	851,188
VEREIT	106,193	764,590
		2,458,406
Technology — 7.7%
Adobe Systems *	4,681	935,076
Alphabet, Cl A *	819	968,238
Apple	4,986	834,806
Facebook, Cl A *	4,738	885,485
GoDaddy, Cl A *	17,239	952,110
		4,575,715

Schedule of Investments (Unaudited)	January 31, 2018

Global X Guru® Index ETF

	Shares / Face
	Amount	Value
COMMON STOCK — continued
Telecommunications — 2.9%
CenturyLink	57,064	$1,016,310
Sprint * (A)	137,911	735,066
		1,751,376
Utilities — 2.7%
NRG Energy	28,925	752,339
Vistra Energy *	44,363	865,079
		1,617,418
TOTAL UNITED STATES		55,870,044
TOTAL COMMON STOCK
(Cost $49,762,081)		59,488,802

REPURCHASE AGREEMENT (B) — 2.8%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $1,644,982 (collateralized by U.S. Treasury Obligations, ranging in par value $34,954 - $321,163, 2.000% - 2.750%, 11/15/2020 - 04/30/2024, with a total market value of $1,677,958)
(Cost $1,644,923)	$1,644,923	1,644,923

SHORT-TERM INVESTMENT (B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $77,067)	77,067	77,067
TOTAL INVESTMENTS — 102.8%
(Cost $51,484,071)		$61,210,792

Percentages are based on Net Assets of $59,566,601.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $1,702,627.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $1,721,990.
(C)	Rate reported is the 7-day effective yield as of January 31, 2018.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2018

Global X Guru® Index ETF

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$59,488,802	$—	$—	$59,488,802
Repurchase Agreement	—	1,644,923	—	1,644,923
Short-Term Investment	77,067	—	—	77,067
Total Investments in Securities	$59,565,869	$1,644,923	$—	$61,210,792

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Basic Materials — 2.9%
Air Products & Chemicals	478	$80,481
Albemarle	1,934	215,815
Arconic	7,838	235,610
Celanese, Cl A	2,513	271,806
DowDuPont	5,801	438,440
Eastman Chemical	3,087	306,169
Ecolab	496	68,289
FMC	1,593	145,489
Freeport-McMoRan Copper & Gold *	11,329	220,916
International Flavors & Fragrances	2,480	372,744
International Paper	1,449	91,084
Mosaic	9,528	260,114
Newmont Mining	16,004	648,322
Nucor	1,858	124,412
Praxair	1,541	248,856
Steel Dynamics	3,421	155,313
		3,883,860
Consumer Goods — 10.0%
Activision Blizzard	1,559	115,569
Altria Group	1,979	139,203
Aptiv PLC *	646	61,293
Archer-Daniels-Midland	1,834	78,770
Autoliv	3,293	501,228
BorgWarner	5,413	304,535
Brown-Forman, Cl B	3,490	241,857
Bunge	6,108	485,158
Campbell Soup	5,565	259,051
Church & Dwight	4,699	229,546
Clorox	3,319	470,269
Coca-Cola	3,453	164,328
Colgate-Palmolive	1,023	75,948
Conagra Brands	7,297	277,286
Constellation Brands, Cl A	2,011	441,354
Coty, Cl A	4,823	94,579
DR Horton	8,028	393,773
Dr Pepper Snapple Group	3,099	369,866
Electronic Arts *	1,925	244,398
Estee Lauder, Cl A	3,924	529,583
Ford Motor	6,410	70,318
General Mills	1,536	89,841
General Motors	3,438	145,805

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Genuine Parts	1,320	$137,372
Goodyear Tire & Rubber	4,944	172,150
Hanesbrands	7,175	155,841
Hasbro	2,286	216,187
Hershey	3,365	371,260
Hormel Foods	9,318	319,887
Ingredion	1,241	178,257
JM Smucker	3,332	422,798
Kellogg	2,394	163,055
Kimberly-Clark	599	70,083
Kraft Heinz	1,277	100,104
Lear	1,467	283,336
Lennar, Cl A	5,070	317,686
LKQ *	4,034	169,549
Mattel	6,551	103,768
McCormick	2,732	297,160
Mohawk Industries *	1,429	401,635
Molson Coors Brewing, Cl B	3,583	301,044
Mondelez International, Cl A	4,244	188,434
Monsanto	2,185	266,133
Monster Beverage *	1,801	122,882
Newell Brands	2,599	68,718
NIKE, Cl B	1,852	126,343
PepsiCo	1,088	130,886
Philip Morris International	2,339	250,811
Procter & Gamble	1,285	110,947
PVH	3,338	517,657
Snap-On	870	149,040
Stanley Black & Decker	3,033	504,175
Take-Two Interactive Software *	909	115,143
Tapestry	2,815	132,418
Tesla *	248	87,869
Tyson Foods, Cl A	6,835	520,212
VF	1,062	86,171
Whirlpool	839	152,211
		13,494,780
Consumer Services — 9.7%
Advance Auto Parts	852	99,676
Alaska Air Group	1,675	110,098
Amazon.com *	73	105,915
AutoZone *	228	174,520
Best Buy	10,338	755,294
Cardinal Health	1,768	126,925

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
CarMax *	1,851	$132,106
Carnival	5,671	406,100
Charter Communications, Cl A *	872	328,962
Chipotle Mexican Grill, Cl A *	740	240,323
Comcast, Cl A	8,083	343,770
Costco Wholesale	537	104,645
CVS Health	3,975	312,793
Darden Restaurants	4,205	403,049
Delta Air Lines	3,482	197,673
DISH Network, Cl A *	1,674	78,510
Dollar Tree *	1,595	183,425
eBay *	4,950	200,871
Expedia	662	84,743
Foot Locker	4,368	214,687
Hilton Worldwide Holdings	3,248	278,191
Home Depot	807	162,126
Interpublic Group	5,310	116,236
Kroger	5,630	170,927
L Brands	2,672	133,841
Liberty Interactive QVC Group, Cl A *	6,695	188,063
Macy's	11,610	301,279
Marriott International, Cl A	1,480	218,063
McDonald's	2,766	473,373
MercadoLibre	434	168,001
MGM Resorts International	4,821	175,726
Netflix *	765	206,779
Nielsen Holdings	3,491	130,598
Norwegian Cruise Line Holdings *	3,019	183,374
Ross Stores	940	77,447
Royal Caribbean Cruises	3,894	520,044
Sirius XM Holdings	52,979	323,702
Southwest Airlines	2,929	178,083
Starbucks	2,034	115,552
Sysco	2,875	180,751
Target	6,513	489,908
Tiffany	5,362	571,857
Time Warner	2,397	228,554
TJX	2,060	165,459
Twenty-First Century Fox, Cl A	2,351	86,752
Ulta Beauty *	631	140,145
United Continental Holdings *	2,922	198,170
Walgreens Boots Alliance	3,432	258,292
Wal-Mart Stores	9,124	972,619
Walt Disney	2,652	288,193

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Wyndham Worldwide	1,778	$220,703
Wynn Resorts	1,431	236,959
Yum! Brands	3,481	294,458
		13,058,310
Financials — 22.3%
Affiliated Managers Group	1,047	209,013
Aflac	2,732	240,962
Alleghany *	569	357,161
Allstate	4,401	434,687
Ally Financial	17,942	534,133
American Express	3,354	333,387
American International Group	5,397	344,976
Ameriprise Financial	1,159	195,523
Annaly Capital Management	74,644	786,748
Aon	2,087	296,709
Arch Capital Group *	8,341	758,531
Arthur J Gallagher	7,442	508,438
Bank of America	17,828	570,496
Bank of New York Mellon	6,882	390,209
BB&T	7,352	405,757
Berkshire Hathaway, Cl B *	1,531	328,216
BlackRock, Cl A	319	179,214
Capital One Financial	1,333	138,579
Cboe Global Markets	1,827	245,531
CBRE Group, Cl A *	3,632	165,946
Charles Schwab	8,128	433,548
Chubb	2,416	377,258
Cincinnati Financial	4,501	346,127
CIT Group	5,317	269,519
Citigroup	2,408	188,980
Citizens Financial Group	17,017	781,080
CME Group, Cl A	5,771	885,733
Comerica	8,074	768,806
Discover Financial Services	3,572	285,046
E*TRADE Financial *	9,639	507,975
Equifax	1,790	223,625
Everest Re Group	2,139	491,542
Fifth Third Bancorp	15,212	503,517
First Republic Bank	6,810	609,836
FNF Group	16,808	655,176
Franklin Resources	3,914	165,993
Goldman Sachs Group	876	234,672
Hartford Financial Services Group	5,908	347,154

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Huntington Bancshares	30,815	$498,587
IHS Markit *	5,634	268,911
Intercontinental Exchange	9,084	670,762
Invesco	4,900	177,037
JPMorgan Chase	5,779	668,457
KeyCorp	30,290	648,206
Liberty Broadband, Cl C *	4,077	389,557
Lincoln National	3,887	321,844
Loews	7,600	392,540
M&T Bank	2,958	564,327
Markel *	482	553,187
Marsh & McLennan	2,546	212,642
Mastercard, Cl A	1,562	263,978
MetLife	3,618	173,917
Moody's	1,159	187,515
Morgan Stanley	3,589	202,958
MSCI, Cl A	1,385	192,834
Nasdaq	4,901	396,540
Northern Trust	4,628	487,745
PNC Financial Services Group	4,820	761,656
Principal Financial Group	3,686	249,174
Progressive	8,581	464,232
Prudential Financial	870	103,373
Raymond James Financial	4,339	418,236
Regions Financial	47,242	908,464
S&P Global	892	161,541
State Street	2,473	272,450
SunTrust Banks	5,519	390,193
SVB Financial Group *	928	228,798
Synchrony Financial	4,062	161,180
T Rowe Price Group	1,467	163,761
TD Ameritrade Holding	5,709	318,505
Torchmark	3,271	297,170
Travelers	1,701	255,014
Unum Group	5,937	315,789
US Bancorp	4,521	258,330
Visa, Cl A	1,762	218,893
Wells Fargo	3,801	250,030
Western Union	4,129	85,842
Willis Towers Watson	2,673	428,936
XL Group	9,927	365,711
Zions Bancorporation	3,778	204,125
		30,052,750

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 12.7%
Abbott Laboratories	7,945	$493,861
AbbVie	1,201	134,776
Aetna	5,093	951,474
Align Technology *	707	185,234
Allergan	1,421	256,149
Amgen	662	123,165
Anthem	4,067	1,008,006
Baxter International	9,765	703,373
Becton Dickinson	2,034	494,140
BioMarin Pharmaceutical *	2,144	193,453
Boston Scientific *	7,179	200,725
Centene *	5,774	619,204
Cigna	3,273	681,930
Cooper	2,512	614,611
DaVita *	4,617	360,311
DENTSPLY SIRONA	3,264	198,484
Edwards Lifesciences *	1,206	152,655
Eli Lilly	2,259	183,996
Express Scripts Holding *	5,575	441,428
Henry Schein *	1,946	147,273
Hologic *	7,375	314,913
Humana	2,472	696,684
IDEXX Laboratories *	1,336	249,885
Illumina *	858	199,605
Intuitive Surgical *	1,059	457,139
IQVIA Holdings *	4,563	466,293
Johnson & Johnson	1,881	259,935
Laboratory Corp of America Holdings *	3,411	595,219
Medtronic	2,964	254,578
Merck	2,202	130,468
Mylan *	5,694	243,988
Perrigo	2,917	264,339
Pfizer	11,794	436,850
Quest Diagnostics	3,740	395,767
ResMed	4,732	476,938
Stryker	1,806	296,870
Thermo Fisher Scientific	1,689	378,522
UnitedHealth Group	2,020	478,296
Universal Health Services, Cl B	3,032	368,388
Varian Medical Systems *	3,698	471,495
Vertex Pharmaceuticals *	903	150,684
Waters *	2,356	507,977
Zimmer Biomet Holdings	3,510	446,191

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	6,367	$488,540
		17,173,812
Industrials — 13.6%
3M	785	196,643
Accenture, Cl A	467	75,047
Advanced Micro Devices *	8,531	117,216
Agilent Technologies	3,750	275,362
Alliance Data Systems	447	114,727
AMETEK	3,892	296,960
Amphenol, Cl A	3,160	293,153
Automatic Data Processing	1,635	202,135
Ball	6,050	231,594
Boeing	1,029	364,647
Broadridge Financial Solutions	2,524	243,339
Caterpillar	602	97,994
CH Robinson Worldwide	4,377	400,320
Cintas	1,507	253,854
CSX	2,651	150,497
Cummins	1,589	298,732
Danaher	3,874	392,359
Deere	1,448	240,976
Dover	2,536	269,349
Eaton	1,885	158,283
Emerson Electric	1,876	135,504
Expeditors International of Washington	5,064	328,907
Fastenal	2,026	111,349
FedEx	1,147	301,065
Fidelity National Information Services	3,201	327,654
Fiserv *	1,247	175,627
FleetCor Technologies *	401	85,213
Fluor	2,704	164,133
Fortive	1,390	105,668
Fortune Brands Home & Security	1,073	76,108
General Dynamics	1,034	230,044
General Electric	6,567	106,188
Global Payments	1,741	194,609
Honeywell International	1,125	179,629
Huntington Ingalls Industries	665	157,964
Illinois Tool Works	904	156,998
Ingersoll-Rand	2,631	248,971
JB Hunt Transport Services	1,493	180,399
Kansas City Southern	2,619	296,288
L3 Technologies	2,519	535,187

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	1,121	$397,787
Martin Marietta Materials	1,826	416,638
Masco	3,916	174,889
Mettler-Toledo International *	549	370,718
Norfolk Southern	2,238	337,669
Northrop Grumman	1,170	398,420
PACCAR	1,247	92,976
Packaging Corp of America	1,211	152,138
Parker-Hannifin	785	158,115
Paychex	2,564	174,993
PayPal Holdings *	1,156	98,630
Pentair	2,917	208,565
Raytheon	2,198	459,250
Republic Services, Cl A	9,322	641,354
Rockwell Automation	791	156,056
Rockwell Collins	2,130	294,983
Roper Technologies	1,382	387,775
Sealed Air	2,971	140,677
Sherwin-Williams	369	153,914
TE Connectivity	2,762	283,188
Textron	2,873	168,559
Total System Services	6,249	555,286
TransDigm Group	591	187,294
Union Pacific	1,914	255,519
United Parcel Service, Cl B	906	115,352
United Rentals *	1,336	241,963
Verisk Analytics, Cl A *	3,482	348,374
Vulcan Materials	2,940	398,076
Waste Management	4,321	382,106
Westrock	3,954	263,455
Worldpay, Cl A *	5,771	463,469
WW Grainger	1,372	369,973
Xylem	4,662	336,876
		18,355,729
Oil & Gas — 4.0%
Andeavor	4,016	434,370
Baker Hughes a GE	3,248	104,423
Cabot Oil & Gas	4,344	114,464
Cheniere Energy *	1,938	109,613
Chevron	1,276	159,947
Cimarex Energy	880	98,736
Concho Resources *	1,543	242,930
ConocoPhillips	2,811	165,315

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Devon Energy	2,234	$92,421
Diamondback Energy *	838	105,169
EOG Resources	1,975	227,125
EQT	5,410	293,709
ExxonMobil	4,372	381,676
Hess	3,209	162,087
Kinder Morgan	5,344	96,085
Marathon Oil	10,455	190,176
Marathon Petroleum	4,713	326,469
National Oilwell Varco	7,998	293,367
Noble Energy	4,634	141,430
Occidental Petroleum	6,514	488,355
Phillips 66	990	101,376
Pioneer Natural Resources	1,063	194,433
Schlumberger	2,470	181,743
Targa Resources	2,198	105,504
Valero Energy	6,188	593,862
		5,404,785
Real Estate Investment Trusts — 5.4%
Alexandria Real Estate Equities	1,880	243,836
American Tower, Cl A	1,227	181,228
AvalonBay Communities	1,165	198,516
Crown Castle International	2,556	288,240
Digital Realty Trust	4,404	493,028
Duke Realty	11,076	292,517
Equinix	596	271,293
Equity Residential	2,525	155,565
Essex Property Trust	2,272	529,331
Extra Space Storage	3,065	255,866
Federal Realty Investment Trust	1,308	158,006
GGP	7,835	180,440
HCP	6,797	163,672
Host Hotels & Resorts	11,785	244,657
Iron Mountain	2,098	73,493
Kimco Realty	8,474	134,821
Macerich	6,365	410,988
Mid-America Apartment Communities	2,640	251,777
ProLogis	4,045	263,370
Public Storage	356	69,691
Realty Income	10,100	537,219
Regency Centers	2,381	149,788
SBA Communications, Cl A *	2,482	433,109
SL Green Realty	2,000	201,040

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
UDR	8,938	$326,505
Ventas	2,415	135,167
VEREIT	37,178	267,682
Vornado Realty Trust	1,924	137,912
Welltower	2,735	164,018
Weyerhaeuser	2,614	98,130
		7,310,905
Technology — 8.9%
Adobe Systems *	952	190,171
Akamai Technologies *	3,663	245,384
Alphabet, Cl A *	79	93,396
Amdocs	5,087	347,951
Analog Devices	788	72,401
ANSYS *	2,500	404,125
Apple	855	143,153
Applied Materials	1,338	71,757
Autodesk *	585	67,638
Broadcom	251	62,256
CA	6,339	227,253
Cadence Design Systems *	4,225	189,533
CDK Global	1,695	120,837
CDW	1,494	111,736
Cerner *	4,363	301,614
Check Point Software Technologies *	4,260	440,527
Cisco Systems	5,197	215,883
Citrix Systems *	1,738	161,217
Cognizant Technology Solutions, Cl A	1,376	107,301
Corning	8,658	270,303
F5 Networks *	1,086	156,970
Facebook, Cl A *	499	93,258
Gartner *	2,187	303,424
Harris	2,879	458,855
HP	4,382	102,188
Intel	2,936	141,339
International Business Machines	799	130,796
Intuit	1,143	191,910
Juniper Networks	8,490	222,014
KLA-Tencor	2,693	295,691
Lam Research	1,342	257,020
Maxim Integrated Products	4,740	289,140
Microchip Technology	1,703	162,160
Micron Technology *	8,549	373,762
Microsoft	2,050	194,770

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Motorola Solutions	4,393	$436,928
NetApp	8,385	515,677
NVIDIA	471	115,772
Oracle	2,869	148,012
Palo Alto Networks *	1,283	202,547
Qorvo *	2,417	173,468
QUALCOMM	1,605	109,541
Red Hat *	1,419	186,428
salesforce.com *	1,171	133,389
Seagate Technology	2,939	162,233
ServiceNow *	3,307	492,313
Skyworks Solutions	1,576	153,203
Symantec	9,784	266,418
Synopsys *	4,531	419,616
Texas Instruments	1,656	181,614
Twitter *	13,538	349,416
VeriSign *	1,410	162,037
Western Digital	3,385	301,197
Workday, Cl A *	1,275	152,860
Xilinx	2,864	209,129
		12,089,531
Telecommunications — 0.9%
AT&T	9,927	371,766
CenturyLink	9,567	170,388
T-Mobile US *	7,806	508,171
Verizon Communications	2,280	123,280
		1,173,605
Utilities — 9.5%
Alliant Energy	13,796	548,391
Ameren	9,597	543,478
American Electric Power	7,034	483,799
American Water Works	6,415	533,536
CenterPoint Energy	18,157	511,664
CMS Energy	13,943	623,949
Consolidated Edison	9,599	771,376
Dominion Energy	1,471	112,443
DTE Energy	6,187	653,595
Duke Energy	7,618	598,013
Edison International	8,066	504,367
Entergy	5,564	437,831
Eversource Energy	9,172	578,661
Exelon	12,808	493,236

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
FirstEnergy	11,604	$381,772
NextEra Energy	4,842	767,070
NiSource	13,488	332,884
PG&E	4,383	185,971
Pinnacle West Capital	5,512	440,684
PPL	4,995	159,191
Public Service Enterprise Group	6,831	354,324
SCANA	6,431	261,356
Sempra Energy	1,393	149,079
Southern	10,985	495,533
WEC Energy Group	12,182	783,302
Westar Energy, Cl A	6,481	334,808
Xcel Energy	17,799	812,346
		12,852,659
TOTAL UNITED STATES		134,850,726
TOTAL INVESTMENTS — 99.9%
(Cost $112,762,887)		$134,850,726

Percentages are based on Net Assets of $135,028,539.

*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor's

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — 99.2%
ARGENTINA— 0.3%
Basic Materials — 0.3%
Tenaris	1,540	$26,906
AUSTRIA— 1.8%
Basic Materials — 0.2%
voestalpine	341	22,209
Financials — 0.9%
BUWOG	751	27,038
Erste Group Bank	356	17,975
IMMOFINANZ	5,408	13,892
Raiffeisen Bank International	633	27,308
		86,213
Industrials — 0.3%
ANDRITZ	146	8,788
Wienerberger	819	22,405
		31,193
Oil & Gas — 0.2%
OMV	470	30,363
Technology — 0.2%
AMS	194	17,922
TOTAL AUSTRIA		187,900
BELGIUM— 3.5%
Basic Materials — 0.4%
Solvay	108	15,681
Umicore	371	19,577
		35,258
Consumer Goods — 0.0%
Anheuser-Busch InBev	35	3,974
Ontex Group	167	4,956
		8,930
Consumer Services — 0.3%
Colruyt	273	15,158
Telenet Group Holding *	268	20,683
		35,841
Financials — 1.8%
Ackermans & van Haaren	233	43,568
Ageas	543	28,776
Groupe Bruxelles Lambert	220	26,003
KBC Group	359	34,615
Sofina	277	48,447
		181,409

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.5%
UCB	447	$39,091
Industrials — 0.1%
bpost	451	15,046
Real Estate Investment Trusts — 0.3%
Cofinimmo	258	34,840
Telecommunications — 0.1%
Proximus	350	11,842
TOTAL BELGIUM		362,257
DENMARK— 4.6%
Consumer Goods — 0.5%
Carlsberg, Cl B	250	32,214
Royal Unibrew	234	14,265
		46,479
Financials — 1.1%
Danske Bank	890	36,275
Jyske Bank	634	36,792
Sydbank	726	29,773
Tryg	581	14,189
		117,029
Health Care — 1.7%
Christian Hansen Holding	419	36,750
Coloplast, Cl B	290	25,853
GN Store Nord	564	19,089
H Lundbeck	412	21,075
Novo Nordisk, Cl B	170	9,487
Novozymes, Cl B	398	22,151
William Demant Holding *	1,025	32,495
		166,900
Industrials — 0.7%
A P Moller - Maersk, Cl B	17	30,448
DSV	239	19,723
ISS	309	12,098
Nets * (A)	310	8,562
		70,831
Oil & Gas — 0.1%
Vestas Wind Systems	102	6,983
Technology — 0.1%
SimCorp	187	11,920
Telecommunications — 0.3%
TDC	5,561	37,243

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Orsted (A)	231	$14,075
TOTAL DENMARK		471,460
FINLAND— 3.4%
Basic Materials — 0.6%
Outokumpu	1,677	14,415
Stora Enso, Cl R	1,841	31,695
UPM-Kymmene	724	24,478
		70,588
Consumer Goods — 0.3%
Amer Sports	282	7,985
Nokian Renkaat	314	15,913
		23,898
Consumer Services — 0.3%
Kesko, Cl B	600	35,093
Financials — 0.3%
Sampo, Cl A	464	27,034
Health Care — 0.1%
Orion, Cl B	330	13,278
Industrials — 0.4%
Huhtamaki	311	13,316
Kone, Cl B	140	8,040
Konecranes, Cl A	140	7,130
Metso	240	8,416
Wartsila Abp	60	4,115
		41,017
Oil & Gas — 0.7%
Neste	871	60,416
Technology — 0.2%
Nokia	2,940	14,200
Tieto	284	9,906
		24,106
Telecommunications — 0.2%
Elisa	454	19,376
Utilities — 0.3%
Fortum	1,494	32,505
TOTAL FINLAND		347,311
FRANCE— 15.4%
Basic Materials — 0.6%
Air Liquide	137	18,526
Arkema	92	11,793

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Imerys	253	$27,200
		57,519
Consumer Goods — 1.9%
Christian Dior	29	11,257
Cie Generale des Etablissements Michelin, Cl B	150	24,067
Cie Plastic Omnium	163	8,409
Danone	58	5,019
Faurecia	233	21,009
Hermes International	26	14,420
L'Oreal	62	14,142
LVMH Moet Hennessy Louis Vuitton	30	9,440
Pernod Ricard	184	29,409
Peugeot	519	11,696
Renault	76	8,386
SEB	76	15,754
Societe BIC	125	14,373
Ubisoft Entertainment *	178	15,287
		202,668
Consumer Services — 1.9%
Air France-KLM *	1,458	22,722
Carrefour	403	9,677
Casino Guichard Perrachon	214	12,554
Elior Group (A)	1,109	25,641
Elis	350	9,810
Eutelsat Communications	1,253	27,660
JCDecaux	302	13,115
Lagardere SCA	1,124	35,173
Publicis Groupe	211	14,636
Sodexo	37	4,764
Vivendi	757	22,284
		198,036
Financials — 1.9%
Amundi (A)	165	15,622
AXA	310	10,232
BNP Paribas	274	22,733
CNP Assurances	706	18,153
Credit Agricole	759	14,348
Natixis	2,398	21,909
Nexity	403	24,349
SCOR	689	30,942
Societe Generale	264	15,410

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Wendel	166	$31,039
		204,737
Health Care — 1.6%
BioMerieux	275	26,139
Essilor International	50	7,126
Eurofins Scientific	27	17,658
Ipsen	182	25,609
Orpea	463	58,024
Sanofi	305	27,022
		161,578
Industrials — 4.1%
Aeroports de Paris	113	23,551
Airbus	74	8,527
Alstom	1,318	58,041
Bollore	4,586	26,737
Bouygues	1,129	62,966
Bureau Veritas	379	11,148
Cie de Saint-Gobain	198	11,547
Dassault Aviation	13	21,814
Edenred	306	9,915
Eiffage	244	29,684
Eurazeo	273	28,823
Groupe Eurotunnel	910	12,810
Legrand	121	10,102
Rexel	676	12,228
Safran	78	8,837
Schneider Electric	133	12,506
SPIE	280	6,983
Teleperformance	60	9,126
Thales	103	11,594
Vinci	228	24,711
Zodiac Aerospace *	690	21,515
		423,165
Oil & Gas — 0.2%
Total	386	22,425
Real Estate Investment Trusts — 1.0%
Fonciere Des Regions	221	24,351
Gecina	166	32,508
ICADE	258	28,059
Klepierre	295	13,520
		98,438

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Technology — 0.6%
Atos	64	$10,125
Capgemini	143	19,053
Dassault Systemes	98	11,339
Iliad	29	7,529
Ingenico Group	84	9,596
		57,642
Telecommunications — 0.3%
Orange	1,610	29,172
Utilities — 1.3%
Electricite de France	876	12,086
Engie	1,183	20,603
Rubis SCA	764	56,534
Suez	845	12,642
Veolia Environnement	1,035	26,161
		128,026
TOTAL FRANCE		1,583,406
GERMANY— 11.6%
Basic Materials — 1.9%
Aurubis	419	44,127
BASF	250	29,375
Bayer	137	17,992
Brenntag	66	4,294
Covestro (A)	104	11,994
Evonik Industries	1,037	41,082
K+S	868	24,460
LANXESS	217	18,982
Symrise	217	18,209
		210,515
Consumer Goods — 1.4%
adidas	32	7,467
Bayerische Motoren Werke	93	10,655
Beiersdorf	151	17,964
Daimler	94	8,634
HUGO BOSS	186	17,141
OSRAM Licht	417	36,550
Rheinmetall	275	39,020
		137,431
Consumer Services — 1.0%
Axel Springer	258	22,739
Deutsche Lufthansa	1,151	41,209
Fielmann	159	13,964

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
TUI	1,043	$23,627
Zalando * (A)	94	5,525
		107,064
Financials — 2.6%
Aareal Bank	294	14,903
Allianz	106	26,872
Commerzbank	2,041	33,710
Deutsche Annington Immobilien	584	28,890
Deutsche Bank	906	16,697
Deutsche EuroShop	400	15,756
Deutsche Wohnen	989	44,847
Hannover Rueck	160	21,945
LEG Immobilien	284	32,132
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	104	24,558
		260,310
Health Care — 0.6%
Fresenius & KGaA	84	7,375
Fresenius Medical Care & KGaA	72	8,342
Gerresheimer	186	16,289
Merck KGaA	76	8,333
STADA Arzneimittel	105	11,435
		51,774
Industrials — 1.9%
Deutsche Post	175	8,299
Duerr	57	7,875
Fraport Frankfurt Airport Services Worldwide	293	34,763
GEA Group	489	24,385
HeidelbergCement	137	14,896
HOCHTIEF	48	8,700
KION Group	418	38,491
MAN	180	21,482
MTU Aero Engines	151	27,144
Siemens	29	4,413
Wirecard	109	13,619
		204,067
Technology — 0.6%
Dialog Semiconductor *	481	14,675
SAP	108	12,220
Software	273	14,838
United Internet	281	20,548
		62,281
Telecommunications — 1.1%
Deutsche Telekom	810	14,253

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Drillisch	247	$20,616
Freenet	946	36,368
Telefonica Deutschland Holding	7,389	37,464
		108,701
Utilities — 0.5%
E.ON	580	6,112
Innogy (A)	130	4,972
RWE	1,059	21,266
Uniper	636	19,039
		51,389
TOTAL GERMANY		1,193,532
IRELAND— 1.5%
Consumer Goods — 0.3%
Glanbia	883	15,147
Kerry Group, Cl A	145	15,489
		30,636
Consumer Services — 0.2%
Paddy Power Betfair	162	18,849
Financials — 0.3%
AIB Group	1,450	10,143
Bank of Ireland Group *	3,202	31,353
		41,496
Industrials — 0.7%
CRH	351	13,083
Kingspan Group	390	18,102
Smurfit Kappa Group	1,024	36,050
		67,235
TOTAL IRELAND		158,216
ITALY— 5.6%
Consumer Goods — 0.8%
Davide Campari-Milano	1,764	14,086
Ferrari	74	8,853
Fiat Chrysler Automobiles *	1,151	27,906
Luxottica Group	212	13,680
Moncler	645	21,325
		85,850
Financials — 2.5%
Assicurazioni Generali	810	16,115
Banco BPM *	5,804	22,150
BPER Banca	3,111	18,203
EXOR	291	22,556

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
FinecoBank Banca Fineco	990	$12,345
Intesa Sanpaolo	9,091	35,794
Mediobanca	2,706	33,009
Poste Italiane (A)	1,119	9,290
UniCredit	1,342	29,668
Unione di Banche Italiane SCpA	5,520	28,689
UnipolSai Assicurazioni	6,882	17,840
		245,659
Health Care — 0.3%
Recordati	656	29,967
Industrials — 0.4%
Atlantia	344	11,433
CNH Industrial	577	8,564
Leonardo	1,242	15,039
Prysmian	234	8,261
		43,297
Oil & Gas — 0.3%
Eni	1,302	23,496
Saipem *	3,000	14,093
		37,589
Telecommunications — 0.1%
Telecom Italia *	7,260	6,559
Utilities — 1.2%
A2A	13,672	26,331
Enel	3,699	23,547
Snam	11,138	54,377
Terna Rete Elettrica Nazionale	3,652	22,056
		126,311
TOTAL ITALY		575,232
LUXEMBOURG— 0.1%
Consumer Services — 0.1%
B&M European Value Retail	2,321	13,727
NETHERLANDS— 5.2%
Basic Materials — 0.8%
Akzo Nobel	258	24,240
ArcelorMittal	499	18,167
Koninklijke DSM	312	32,346
		74,753
Consumer Goods — 0.4%
Coca-Cola European Partners	167	6,728
Heineken	57	6,430

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Heineken Holding	52	$5,539
Unilever	269	15,633
		34,330
Consumer Services — 0.5%
Koninklijke Ahold Delhaize	1,600	35,818
RELX	483	10,780
Wolters Kluwer	211	11,205
		57,803
Financials — 1.5%
ABN AMRO Group (A)	633	21,520
Aegon	3,786	25,978
ASR Nederland	332	14,558
Euronext (A)	212	14,420
ING Groep	1,099	21,672
NN Group	1,063	50,321
		148,469
Health Care — 0.3%
Galapagos *	97	11,622
Koninklijke Philips	476	19,485
		31,107
Industrials — 0.5%
Aalberts Industries	256	14,032
Boskalis Westminster	566	22,662
Koninklijke Vopak	118	5,349
Philips Lighting (A)	332	13,111
		55,154
Oil & Gas — 0.2%
SBM Offshore	1,011	18,930
Real Estate Investment Trusts — 0.3%
Unibail-Rodamco	53	13,641
Wereldhave	361	17,993
		31,634
Technology — 0.7%
ASM International	385	27,798
Gemalto	325	20,150
NXP Semiconductors *	253	30,441
		78,389
TOTAL NETHERLANDS		530,569
NORWAY— 1.7%
Basic Materials — 0.3%
Norsk Hydro	2,042	14,950

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Yara International	515	$24,857
		39,807
Consumer Goods — 0.2%
Marine Harvest	425	7,388
Orkla	1,650	17,244
		24,632
Financials — 0.7%
DnB	870	17,726
Gjensidige Forsikring	1,537	29,112
Storebrand	1,302	11,717
		58,555
Oil & Gas — 0.5%
Statoil	757	17,751
Subsea 7	1,759	27,497
		45,248
Telecommunications — 0.0%
Telenor	190	4,468
TOTAL NORWAY		172,710
PORTUGAL— 0.4%
Consumer Services — 0.0%
Jeronimo Martins	238	5,086
Oil & Gas — 0.3%
Galp Energia	1,348	25,810
Utilities — 0.1%
Energias de Portugal	2,533	8,927
TOTAL PORTUGAL		39,823
SPAIN— 4.1%
Basic Materials — 0.1%
Acerinox	782	11,539
Consumer Goods — 0.1%
Viscofan	186	13,045
Financials — 1.6%
Banco Bilbao Vizcaya Argentaria	1,526	14,387
Banco de Sabadell	6,414	15,293
Banco Santander	1,668	12,432
Bankia	3,863	19,634
Bankinter	3,602	41,560
Bolsas y Mercados Espanoles SHMSF	342	11,708
CaixaBank	5,859	31,728

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Mapfre	4,020	$14,328
		161,070
Health Care — 0.1%
Grifols	413	13,331
Industrials — 0.7%
Abertis Infraestructuras	1,086	26,408
Acciona	113	10,268
Aena SME (A)	68	14,863
Amadeus IT Group, Cl A	156	12,142
Ferrovial	614	14,131
		77,812
Oil & Gas — 0.2%
Repsol	956	18,049
Real Estate Investment Trusts — 0.2%
Merlin Properties Socimi	1,372	19,809
Telecommunications — 0.1%
Cellnex Telecom (A)	506	13,710
Utilities — 1.0%
Enagas	293	8,012
Endesa	1,573	35,468
Gas Natural SDG	711	16,479
Iberdrola	2,984	24,378
Red Electrica	461	9,803
		94,140
TOTAL SPAIN		422,505
SWEDEN— 6.1%
Basic Materials — 0.7%
BillerudKorsnas	1,092	16,857
Boliden	631	22,960
Hexpol	546	5,877
Svenska Cellulosa, Cl B	1,651	17,140
		62,834
Consumer Goods — 0.4%
Dometic Group (A)	1,009	10,945
Electrolux	220	7,792
Husqvarna, Cl B	1,413	14,791
Swedish Match	245	9,957
		43,485
Consumer Services — 0.4%
Hennes & Mauritz, Cl B	424	7,522

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
ICA Gruppen	659	$25,825
		33,347
Financials — 2.1%
Castellum	1,316	22,753
Fabege	1,182	25,929
Fastighets Balder, Cl B *	469	12,539
Hufvudstaden, Cl A	755	12,188
Industrivarden, Cl C	929	24,826
Intrum Justitia	264	9,828
Investor, Cl B	388	19,023
Kinnevik	567	20,747
L E Lundbergforetagen, Cl B	144	11,660
Nordea Bank	1,638	20,279
Skandinaviska Enskilda Banken, Cl A	2,068	26,209
Svenska Handelsbanken, Cl A	1,322	19,297
Swedbank, Cl A	565	14,487
		239,765
Health Care — 0.2%
Elekta, Cl B	1,134	10,863
Swedish Orphan Biovitrum *	710	12,520
		23,383
Industrials — 1.2%
Alfa Laval	350	9,211
Atlas Copco, Cl A	179	8,421
Saab, Cl B	410	19,705
Sandvik	472	9,323
Securitas, Cl B	423	7,855
Skanska, Cl B	410	8,360
Trelleborg, Cl B	999	26,748
Volvo, Cl B	1,400	28,669
		118,292
Oil & Gas — 0.2%
Lundin Petroleum *	736	18,389
Technology — 0.3%
Hexagon, Cl B	99	5,915
Telefonaktiebolaget LM Ericsson, Cl B	3,323	21,407
		27,322
Telecommunications — 0.6%
Tele2, Cl B	2,963	37,180
Telia	3,540	17,825
		55,005
TOTAL SWEDEN		621,822

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 10.0%
Basic Materials — 0.8%
Clariant	1,170	$33,530
EMS-Chemie Holding	41	30,168
Givaudan	7	16,867
VAT Group (A)	60	9,604
		90,169
Consumer Goods — 1.2%
Aryzta	620	16,711
Barry Callebaut	14	28,705
Chocoladefabriken Lindt & Spruengli	2	12,543
Cie Financiere Richemont	208	19,986
Nestle	125	10,814
Swatch Group	62	28,445
		117,204
Consumer Services — 0.2%
Dufry *	122	18,990
Financials — 3.9%
Baloise Holding	201	32,931
Cembra Money Bank	130	12,845
Credit Suisse Group	1,337	25,831
GAM Holding	1,252	23,542
Helvetia Holding	50	29,825
Julius Baer Group	448	30,795
Pargesa Holding	326	29,773
Partners Group Holding	45	35,023
PSP Swiss Property	316	31,121
Swiss Life Holding	90	33,837
Swiss Prime Site	439	42,502
Swiss Re	251	24,787
UBS Group	802	16,306
Zurich Insurance Group	78	25,667
		394,785
Health Care — 1.0%
Lonza Group	48	13,368
Novartis	154	13,948
Roche Holding	42	10,367
Sonova Holding	115	18,569
Straumann Holding	58	44,361
Vifor Pharma	60	8,843
		109,456
Industrials — 2.1%
ABB	190	5,304

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Adecco Group	108	$8,899
DKSH Holding	211	19,759
dormakaba Holding	24	22,113
Flughafen Zurich	86	21,944
Geberit	26	12,334
Georg Fischer	14	20,301
Kuehne + Nagel International	89	16,362
LafargeHolcim	163	9,995
OC Oerlikon	1,680	30,019
Schindler Holding	56	14,060
SGS	2	5,385
Sika	3	26,027
		212,502
Technology — 0.6%
Logitech International	313	13,152
STMicroelectronics	1,396	33,442
Temenos Group	142	19,644
		66,238
Telecommunications — 0.2%
Sunrise Communications Group (A)	138	12,989
Swisscom	15	8,204
		21,193
TOTAL SWITZERLAND		1,030,537
UNITED KINGDOM— 23.9%
Basic Materials — 2.3%
Anglo American	1,399	33,991
Antofagasta	2,114	27,988
BHP Billiton	821	18,260
Centamin	7,811	18,061
Croda International	244	15,559
Fresnillo	642	12,270
Glencore	3,977	22,831
Polymetal International	1,013	11,887
Randgold Resources	334	33,656
Rio Tinto	560	31,233
Victrex	437	15,859
		241,595
Consumer Goods — 2.1%
Associated British Foods	190	7,384
Barratt Developments	2,278	18,957
Bellway	674	31,831
Berkeley Group Holdings	624	35,192

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Britvic	1,247	$13,026
Burberry Group	216	4,850
Coca-Cola HBC	301	10,127
Diageo	318	11,452
Kerry Group, Cl A	161	17,219
Persimmon	690	24,550
Reckitt Benckiser Group	63	6,095
Tate & Lyle	1,773	16,182
Taylor Wimpey	6,062	16,431
Unilever	258	14,676
		227,972
Consumer Services — 5.5%
ASOS *	110	11,629
Booker Group	3,185	10,263
Carnival	863	60,993
Compass Group	259	5,460
Daily Mail & General Trust, Cl A	1,023	9,274
Dixons Carphone	3,695	10,283
Domino's Pizza Group	1,989	9,552
easyJet	825	19,475
Firstgroup *	10,052	14,838
Greene King	1,959	14,542
GVC Holdings *	2,790	36,779
Inchcape	2,558	26,354
Informa	1,574	15,583
InterContinental Hotels Group	90	6,031
J Sainsbury	3,471	12,463
Just Eat *	666	7,721
Kingfisher	6,988	34,483
Ladbrokes Coral Group	6,990	16,898
Marks & Spencer Group	3,788	16,230
Merlin Entertainments (A)	1,357	6,341
MoneySuperMarket.com	1,382	6,654
National Express Group	4,123	21,494
Pearson	2,721	26,846
Playtech	914	10,299
RELX	511	11,321
Saga	8,915	14,655
SSP Group	2,304	19,970
Tesco	6,966	20,704
UBM	1,065	13,752
WH Smith	655	19,914
Whitbread	130	7,175

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
William Hill	5,302	$23,373
WM Morrison Supermarkets	4,335	13,685
		555,034
Financials — 5.4%
3i Group	1,167	15,457
Admiral Group	645	16,950
Aviva	1,037	7,568
Barclays	2,581	7,338
Beazley	5,359	40,466
Capital & Counties Properties	2,219	9,309
Close Brothers Group	1,273	28,493
CYBG	1,292	5,890
Direct Line Insurance Group	6,186	32,487
Hiscox	2,958	59,479
HSBC Holdings	3,680	39,307
IG Group Holdings	1,872	20,578
Intermediate Capital Group	2,040	33,594
Investec	1,620	12,601
Jardine Lloyd Thompson Group	1,208	23,156
Jupiter Fund Management	940	7,908
Legal & General Group	2,387	9,185
Lloyds Banking Group	11,867	11,730
London Stock Exchange Group	110	6,143
Man Group	10,621	32,805
NEX Group	1,024	8,635
Old Mutual	2,645	8,794
Phoenix Group Holdings	2,125	23,087
Provident Financial	343	3,288
Royal Bank of Scotland Group *	7,145	29,232
RSA Insurance Group	2,216	19,525
Schroders	90	4,761
Standard Chartered	864	10,070
Standard Life Aberdeen	2,163	13,088
Unite Group	2,165	24,538
		565,462
Health Care — 0.9%
AstraZeneca	77	5,351
BTG *	1,272	13,449
ConvaTec Group (A)	1,590	4,572
GlaxoSmithKline	276	5,182
Hikma Pharmaceuticals	242	3,328
Indivior	1,455	8,332

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
NMC Health	260	$12,342
Shire	270	12,776
Smith & Nephew	540	9,745
UDG Healthcare	1,406	16,405
		91,482
Industrials — 4.5%
Aggreko	1,090	12,503
Ashtead Group	440	13,172
Babcock International Group	1,001	9,765
BAE Systems	1,248	10,542
Balfour Beatty	5,014	20,143
BBA Aviation	6,594	32,988
Cobham	5,086	9,457
DCC	72	7,582
DS Smith	2,778	19,887
Electrocomponents	1,672	14,566
Experian	196	4,524
Ferguson	117	9,044
G4S	1,409	5,696
Halma	727	13,202
Hays	4,069	11,701
HomeServe	1,213	13,506
Howden Joinery Group	918	6,061
IMI	536	10,130
Intertek Group	134	9,573
Meggitt	4,110	27,130
Melrose Industries	8,810	28,364
QinetiQ Group	3,580	10,482
Rentokil Initial	5,830	24,623
Rolls-Royce Holdings	1,074	13,318
Rotork	1,507	6,333
Royal Mail	4,145	27,674
RPC Group	423	5,119
Spectris	674	25,006
Spirax-Sarco Engineering	152	12,267
Travis Perkins	410	8,515
Weir Group	1,128	35,433
		458,306
Oil & Gas — 0.9%
BP	3,063	21,826
John Wood Group	3,450	31,781
Royal Dutch Shell, Cl A	591	20,696

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Tullow Oil *	6,245	$17,739
		92,042
Real Estate Investment Trusts — 1.2%
British Land	741	7,045
Derwent London	237	9,861
Great Portland Estates	1,745	16,502
Hammerson	1,343	9,415
Intu Properties	4,023	12,895
Land Securities Group	763	10,870
Segro	3,122	25,813
Shaftesbury	1,570	22,326
		114,727
Technology — 0.1%
Micro Focus International	244	7,460
Sage Group	410	4,368
		11,828
Telecommunications — 0.4%
BT Group, Cl A	2,450	8,900
Vodafone Group	9,422	30,093
		38,993
Utilities — 0.6%
National Grid	2,652	30,347
Pennon Group	1,194	12,201
SSE	342	6,344
United Utilities Group	363	3,810
		52,702
TOTAL UNITED KINGDOM		2,450,143
TOTAL COMMON STOCK
(Cost $8,988,135)		10,188,056

PREFERRED STOCK — 0.7%
GERMANY— 0.7%
Basic Materials — 0.2%
FUCHS PETROLUB(B)	304	16,663
Consumer Goods — 0.4%
Henkel & KGaA(B)	50	7,014
Porsche Automobil Holding(B)	166	15,385
Volkswagen(B)	63	13,893
		36,292
Industrials — 0.1%
Sartorius(B)	128	15,348

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Europe ETF

	Number Of
	Rights	Value
TOTAL PREFERRED STOCK
(Cost $55,326)		$68,303

RIGHT — 0.0%

Italy — 0.0%
UNI-Credit SPA Right (C)	1,342	—

TOTAL RIGHT (Cost $–)		—

TOTAL INVESTMENTS — 99.9%
(Cost $9,043,461)		$10,256,359

Percentages are based on Net Assets of $10,271,407.

*	Non-income producing security.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $217,756 and represents 2.1% of Net Assets.
(B)	There’s currently no stated interest rate.
(C)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$10,188,056	$—	$—	$10,188,056
Preferred Stock	68,303	—	—	68,303
Right	—	—	—	—
Total Investments in Securities	$10,256,359	$—	$—	$10,256,359

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — 99.9%
JAPAN— 99.9%
Basic Materials — 11.0%
Air Water	1,602	$34,211
Asahi Kasei	7,976	104,089
Daicel	3,213	38,913
DIC	580	22,848
JFE Holdings	2,099	49,776
JSR	2,012	47,630
Kaneka	4,749	44,029
Kansai Paint	534	13,184
Kobe Steel	2,638	27,358
Kuraray	3,454	64,552
Mitsubishi Chemical Holdings	3,622	39,304
Mitsubishi Gas Chemical	1,060	29,910
Mitsui Chemicals	1,570	49,263
Nippon Steel & Sumitomo Metal	1,032	26,269
Nissan Chemical Industries	350	14,253
Nitto Denko	52	4,751
Oji Holdings	6,519	44,613
Shin-Etsu Chemical	99	11,255
Sumitomo Chemical	3,966	29,067
Sumitomo Metal Mining	1,487	69,585
Teijin	2,640	58,312
Toray Industries	2,900	28,826
Tosoh	2,429	55,632
		907,630
Consumer Goods — 18.2%
Aisin Seiki	1,179	68,803
Ajinomoto	291	5,518
Asahi Group Holdings	335	16,852
Bridgestone	1,404	68,248
Calbee	382	13,439
Casio Computer	1,019	15,450
Coca-Cola Bottlers Japan	360	12,714
Daiwa House Industry	160	6,310
Denso	960	60,007
Ezaki Glico	145	7,386
Honda Motor	1,082	37,925
Japan Tobacco	147	4,864
JTEKT	2,765	49,243
Kao	100	6,929
Kewpie	194	5,536
Kirin Holdings	779	19,419
Konami Holdings	635	36,301

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Kose	52	$8,956
Lion	547	10,253
Makita	408	19,212
Mazda Motor	1,076	15,077
Mitsubishi Motors	10,563	78,288
Nexon	331	10,992
NGK Spark Plug	2,172	57,128
NH Foods	3,581	86,018
Nichirei	1,010	26,981
Nikon	4,340	84,173
Nintendo	16	7,031
Nissan Motor	2,994	31,914
Nisshin Seifun Group	2,990	59,907
Nissin Foods Holdings	372	27,537
NSK	2,239	36,840
Panasonic	295	4,375
Pigeon	180	7,025
Rinnai	199	18,723
Sega Sammy Holdings	1,660	23,161
Sekisui Chemical	2,469	47,048
Sekisui House	1,275	23,338
Sharp *	260	9,706
Sony	140	6,681
Stanley Electric	1,880	76,213
Sumitomo Electric Industries	1,291	22,005
Sumitomo Rubber Industries	2,369	45,945
Suntory Beverage & Food	259	12,362
Suzuki Motor	105	5,991
Toyo Suisan Kaisha	347	14,067
Toyota Industries	527	34,231
Toyota Motor	616	42,212
Yakult Honsha	160	13,368
Yamaha	415	17,090
Yamaha Motor	1,472	48,817
Yamazaki Baking	903	17,770
		1,485,379
Consumer Services — 10.5%
Aeon	3,648	62,078
ANA Holdings	1,411	57,394
Central Japan Railway	120	22,702
Dai Nippon Printing	1,482	32,992
Dentsu	344	15,395
Don Quijote Holdings	100	5,543

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
FamilyMart UNY Holdings	432	$28,891
Hakuhodo DY Holdings	534	8,013
Hankyu Hanshin Holdings	1,120	45,096
Isetan Mitsukoshi Holdings	2,080	24,867
J Front Retailing	1,862	34,048
Japan Airlines	891	33,573
Keihan Holdings	299	9,450
Keikyu	681	13,413
Keisei Electric Railway	414	14,014
Kintetsu Group Holdings	145	5,725
Lawson	165	11,156
M3	140	5,117
Marui Group	1,971	35,861
Nagoya Railroad	2,214	58,192
Nankai Electric Railway	631	16,394
Nitori Holdings	130	20,705
Oriental Land	143	13,965
Park24	772	19,287
Seibu Holdings	1,079	21,550
Shimamura	69	8,110
Start Today	578	16,971
Tobu Railway	1,418	47,611
Toho	480	16,227
Tsuruha Holdings	134	18,660
USS	578	12,867
West Japan Railway	558	41,796
Yamada Denki	11,638	68,983
		846,646
Financials — 9.4%
Aozora Bank	1,224	49,563
Bank of Kyoto	524	29,331
Chiba Bank	4,533	39,203
Concordia Financial Group	2,900	17,561
Credit Saison	1,167	21,201
Dai-ichi Life Holdings	1,620	33,919
Daito Trust Construction	58	10,130
Daiwa Securities Group	2,804	20,093
Fukuoka Financial Group	7,314	42,348
Hachijuni Bank	3,560	21,069
Hiroshima Bank	2,030	16,961
Japan Post Bank	1,400	18,892
Japan Post Holdings	1,160	13,836
Kyushu Financial Group	2,360	14,118

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Mitsubishi UFJ Financial Group	2,966	$22,303
Mitsubishi UFJ Lease & Finance	4,822	31,100
Mitsui Fudosan	668	17,487
Mizuho Financial Group	17,822	33,520
MS&AD Insurance Group Holdings	507	17,237
Nomura Holdings	2,865	18,570
ORIX	1,061	19,780
Resona Holdings	6,257	37,678
Shinsei Bank	2,296	39,986
Shizuoka Bank	2,730	29,037
Sompo Holdings	491	19,639
Sumitomo Mitsui Financial Group	431	19,261
Sumitomo Mitsui Trust Holdings	455	18,870
Suruga Bank	468	9,441
T&D Holdings	1,405	25,010
Tokio Marine Holdings	380	17,894
Tokyo Tatemono	1,501	24,078
Tokyu Fudosan Holdings	3,221	25,378
		774,494
Health Care — 6.8%
Alfresa Holdings	1,555	37,880
Astellas Pharma	310	4,090
Daiichi Sankyo	2,129	71,581
Hisamitsu Pharmaceutical	192	13,192
Kobayashi Pharmaceutical	275	18,215
Kyowa Hakko Kirin	3,177	62,140
Medipal Holdings	1,592	31,153
Miraca Holdings	213	9,757
Mitsubishi Tanabe Pharma	4,073	83,247
Nippon Shinyaku	226	15,549
Otsuka Holdings	1,164	51,676
Santen Pharmaceutical	300	4,895
Sumitomo Dainippon Pharma	2,868	42,355
Suzuken	1,175	50,001
Taisho Pharmaceutical Holdings	438	35,793
Takeda Pharmaceutical	233	13,693
Terumo	117	5,724
		550,941
Industrials — 25.2%
Alps Electric	213	6,127
Amada Holdings	3,457	51,180
Asahi Glass	856	37,563
Disco	101	23,632

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FANUC	64	$17,282
Fuji Electric	10,296	84,704
Hamamatsu Photonics	439	16,208
Haseko	685	10,693
Hino Motors	3,193	42,211
Hirose Electric	109	16,327
Hitachi	5,079	40,314
Hoshizaki	215	20,307
Hoya	167	8,520
IHI	504	16,853
Isuzu Motors	1,371	23,098
ITOCHU	1,375	26,944
JGC	2,347	50,658
Kajima	10,261	101,430
Kawasaki Heavy Industries	725	29,889
Keyence	18	10,955
Komatsu	2,632	102,117
Kurita Water Industries	2,038	66,654
Kyocera	1,075	71,410
LIXIL Group	4,000	112,318
Mabuchi Motor	95	5,622
Marubeni	6,143	46,047
Minebea	1,194	26,985
MISUMI Group	423	12,730
Mitsubishi	787	21,990
Mitsubishi Electric	1,419	25,902
Mitsubishi Heavy Industries	437	16,422
Mitsubishi Materials	1,009	37,391
Mitsui	3,133	54,937
Mitsui OSK Lines	1,043	37,361
Murata Manufacturing	29	4,280
Nabtesco	469	22,128
Nidec	41	6,554
Nippon Express	799	57,388
Nippon Yusen	1,347	33,701
Obayashi	6,694	80,459
Omron	170	10,606
Persol Holdings	506	12,595
Recruit Holdings	470	11,449
Secom	71	5,426
Shimadzu	436	10,988
Shimizu	6,308	64,551
SMC	33	16,180
Sohgo Security Services	101	5,468

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sojitz	11,403	$36,772
Sumitomo	2,309	39,747
Sumitomo Heavy Industries	1,235	56,288
Taiheiyo Cement	1,987	84,373
Taisei	380	19,321
TDK	680	62,608
THK	290	12,009
Toppan Printing	4,063	38,153
Toyo Seikan Group Holdings	1,559	25,137
Toyota Tsusho	726	29,331
Yaskawa Electric	394	20,286
Yokogawa Electric	1,070	22,703
		2,061,282
Oil & Gas — 2.4%
Idemitsu Kosan	810	30,276
Inpex	4,868	63,283
JXTG Holdings	15,741	104,378
		197,937
Real Estate Investment Trusts — 3.0%
Activia Properties	5	22,239
Advance Residence Investment	10	25,652
Daiwa House, Cl A	2	4,914
GLP J-Reit	19	22,037
Japan Hotel REIT Investment, Cl A	26	19,270
Japan Prime Realty Investment	5	17,681
Japan Real Estate Investment	2	10,279
Japan Retail Fund Investment	14	27,896
Nippon Building Fund	1	5,359
Nippon Prologis	12	27,539
Nomura Real Estate Master Fund	11	15,318
Orix JREIT	15	23,100
United Urban Investment	12	18,964
		240,248
Technology — 7.3%
Brother Industries	449	11,481
Canon	1,943	77,414
FUJIFILM Holdings	881	33,818
Fujitsu	1,529	11,261
Konica Minolta	5,050	50,243
NEC	2,513	75,743
Nomura Research Institute	335	15,407
NTT Data	555	6,523
Obic	247	19,211

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Otsuka	476	$39,901
Ricoh	4,936	48,476
Rohm	774	84,877
Seiko Epson	2,788	67,609
Square Enix Holdings	326	14,858
Tokyo Electron	24	4,499
Trend Micro	414	22,302
Yahoo Japan	2,200	10,581
		594,204
Telecommunications — 0.8%
Nippon Telegraph & Telephone	1,132	53,834
NTT DOCOMO	235	5,823
		59,657
Utilities — 5.3%
Chubu Electric Power	2,895	36,322
Chugoku Electric Power	3,782	41,820
Electric Power Development	2,452	69,524
Kansai Electric Power	4,760	59,024
Kyushu Electric Power	4,372	47,823
Osaka Gas	2,018	39,988
Toho Gas	1,125	32,929
Tohoku Electric Power	2,625	33,836
Tokyo Electric Power Holdings *	5,197	21,044
Tokyo Gas	1,939	46,062
		428,372
TOTAL COMMON STOCK
(Cost $7,102,369)		8,146,790
TOTAL INVESTMENTS — 99.9%
(Cost $7,102,369)		$8,146,790

Percentages are based on Net Assets of $8,155,512.

*	Non-income producing security.

Cl — Class

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 35.6%
Basic Materials — 7.1%
Alumina	25,524	$49,810
BHP Billiton	548	13,401
BlueScope Steel	4,473	52,519
Fortescue Metals Group	5,521	22,174
Iluka Resources	2,580	21,142
Incitec Pivot	6,689	20,203
Newcrest Mining	1,449	26,599
Northern Star Resources	5,540	25,974
Orica	1,355	21,067
Rio Tinto	204	12,695
South32	7,745	23,957
		289,541
Consumer Goods — 1.3%
Coca-Cola Amatil	2,364	16,041
Treasury Wine Estates	2,600	36,044
		52,085
Consumer Services — 3.1%
Aristocrat Leisure	726	14,050
Crown Resorts	710	7,618
Domino's Pizza Enterprises	322	12,513
Qantas Airways	4,250	18,136
Star Entertainment Grp	8,176	40,121
TABCORP Holdings	3,232	13,530
Wesfarmers	585	20,753
		126,721
Financials — 5.3%
ASX	424	18,794
Australia & New Zealand Banking Group	382	8,840
Bank of Queensland	2,362	23,698
Bendigo and Adelaide Bank	1,892	17,941
Challenger	1,425	15,739
Insurance Australia Group	1,360	7,973
Lend Lease Group	1,249	16,020
Macquarie Group	275	22,965
Magellan Financial Group	524	11,690
National Australia Bank	664	15,662
QBE Insurance Group	1,068	9,323
REA Group	540	32,204
Suncorp Group	937	10,364
		211,213

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 3.0%
Ansell	914	$18,614
Cochlear	315	44,311
CSL	195	23,120
Healthscope	9,645	15,073
Sonic Healthcare	789	15,238
		116,356
Industrials — 6.6%
ALS	3,236	18,264
Amcor	701	8,265
Aurizon Holdings	5,076	19,236
Boral	5,537	35,869
CIMIC Group	459	17,521
Computershare	2,180	29,480
Downer EDI	5,629	30,630
Macquarie Atlas Roads Group	4,946	22,989
Orora	10,084	26,620
SEEK	1,058	16,749
Sydney Airport	2,948	16,256
Transurban Group	2,108	20,518
		262,397
Oil & Gas — 0.8%
Santos	4,942	20,409
Woodside Petroleum	423	11,344
		31,753
Real Estate Investment Trusts — 5.0%
Dexus	4,061	31,338
Goodman Group	6,348	41,586
GPT Group	5,529	22,520
Mirvac Group	18,429	32,830
Scentre Group	6,420	21,574
Stockland	5,552	18,972
Vicinity Centres	6,343	13,816
Westfield	2,583	19,117
		201,753
Utilities — 3.4%
AGL Energy	2,215	42,042
AusNet Services	34,138	46,855
Origin Energy *	2,486	18,802
Spark Infrastructure Group	17,926	33,531
		141,230
TOTAL AUSTRALIA		1,433,049

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 31.6%
Consumer Goods — 7.4%
Li & Fung *	62,309	$31,786
Samsonite International	7,090	30,730
Shenzhou International Group Holdings	8,084	83,461
Techtronic Industries	6,534	43,524
WH Group (A)	20,700	25,645
Yue Yuen Industrial Holdings	18,508	83,530
		298,676
Consumer Services — 3.4%
Galaxy Entertainment Group	1,740	15,417
MTR	16,588	95,013
Wynn Macau	6,753	23,830
		134,260
Financials — 9.2%
AIA Group	2,827	24,217
Bank of East Asia	1,918	8,301
CK Asset Holdings	1,832	17,485
Hang Lung Group	6,297	23,952
Hang Lung Properties	6,343	16,787
Hang Seng Bank	730	17,378
Henderson Land Development	2,361	16,512
Hopewell Holdings *	13,819	55,919
Hysan Development	7,165	40,032
New World Development	11,993	19,412
Sino Land	12,998	23,964
Sun Hung Kai Properties	1,557	27,053
Swire Properties	14,424	50,439
Wheelock	3,930	30,776
		372,227
Health Care — 1.0%
CSPC Pharmaceutical Group	17,400	38,620
Industrials — 3.1%
CK Hutchison Holdings	2,433	32,849
NWS Holdings	32,397	63,125
Swire Pacific, Cl A	2,706	27,072
		123,046
Oil & Gas — 0.0%
Hanergy Thin Film Power Group *(B)	29,000	37
Real Estate Investment Trusts — 1.7%
Link	7,615	67,373
Technology — 2.1%
ASM Pacific Technology	2,990	40,828

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
VTech Holdings	3,313	$45,831
		86,659
Telecommunications — 1.0%
PCCW	67,545	38,948
Utilities — 2.7%
CK Infrastructure Holdings	2,893	25,762
CLP Holdings	1,963	20,040
Hong Kong & China Gas	7,088	14,010
Power Assets Holdings	5,744	51,078
		110,890
TOTAL HONG KONG		1,270,736
NEW ZEALAND— 4.8%
Health Care — 1.8%
Fisher & Paykel Healthcare	3,834	37,881
Ryman Healthcare	4,553	36,898
		74,779
Industrials — 0.9%
Auckland International Airport	2,138	10,594
Fletcher Building	4,166	24,080
		34,674
Telecommunications — 0.2%
Spark New Zealand	3,648	9,693
Utilities — 1.9%
Contact Energy	14,148	58,532
Meridian Energy	7,958	17,080
		75,612
TOTAL NEW ZEALAND		194,758
SINGAPORE— 27.7%
Consumer Goods — 0.5%
Thai Beverage	26,505	18,626
Consumer Services — 5.1%
ComfortDelGro	13,310	21,350
Dairy Farm International Holdings	3,614	30,719
Genting Singapore	56,855	58,627
Jardine Cycle & Carriage	230	7,015
Singapore Airlines	7,842	67,746
Singapore Press Holdings	8,713	17,570
		203,027
Financials — 7.1%
CapitaLand	8,888	26,069

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
City Developments	5,067	$51,321
DBS Group Holdings	1,837	37,043
Hongkong Land Holdings	5,913	42,574
Oversea-Chinese Banking	3,133	30,942
Singapore Exchange	2,800	17,537
United Overseas Bank	1,824	38,216
UOL Group	6,284	43,919
		287,621
Industrials — 7.8%
Jardine Matheson Holdings	645	40,944
Jardine Strategic Holdings	1,007	40,079
SATS	11,988	50,637
Singapore Technologies Engineering	5,975	15,380
Venture	7,887	138,920
Wilmar International	9,983	24,401
		310,361
Oil & Gas — 0.5%
Keppel	3,072	20,344
Real Estate Investment Trusts — 6.5%
Ascendas	26,778	56,452
CapitaLand Commercial Trust	40,975	58,527
CapitaLand Mall Trust	38,333	61,486
Mapletree Commercial Trust	26,353	34,018
Suntec	34,841	55,088
		265,571
Telecommunications — 0.2%
Singapore Telecommunications	2,515	6,800
TOTAL SINGAPORE		1,112,350
TOTAL COMMON STOCK
(Cost $3,296,839)		4,010,893
TOTAL INVESTMENTS — 99.7%
(Cost $3,296,839)		$4,010,893

Percentages are based on Net Assets of $4,021,805.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $25,645 and represents 0.6% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Australia	$1,433,049	$—	$—	$1,433,049
Hong Kong	1,270,699	—	37	1,270,736
New Zealand	194,758	—	—	194,758
Singapore	1,112,350	—	—	1,112,350
Total Investments in Securities	$4,010,856	$—	$37	$4,010,893

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X YieldCo Index ETF

	Shares	Value
COMMON STOCK — 88.6%
CANADA— 24.9%
Utilities — 24.9%
Canadian Solar *	53,382	$822,617
Innergex Renewable Energy	86,383	969,551
Northland Power	99,408	1,853,899
TransAlta Renewables	163,227	1,641,783
		5,287,850
TOTAL CANADA		5,287,850
SPAIN— 5.0%
Utilities — 5.0%
Saeta Yield	75,040	1,050,726
UNITED KINGDOM— 22.0%
Financials — 22.0%
Bluefield Solar Income Fund	345,302	562,237
Foresight Solar Fund	413,542	629,243
Greencoat UK Wind	609,680	1,043,864
John Laing Environmental Assets Group	347,598	526,431
NextEnergy Solar Fund	527,117	850,781
Renewables Infrastructure Group	687,631	1,040,428
		4,652,984
TOTAL UNITED KINGDOM		4,652,984
UNITED STATES— 36.7%
Financials — 9.9%
NRG Yield, Cl A	111,775	2,104,723
Real Estate Investment Trusts — 4.3%
Hannon Armstrong Sustainable Infrastructure Capital	42,344	920,559
Utilities — 22.5%
8Point3 Energy Partners, Cl A	26,125	382,731
Atlantica Yield	65,481	1,380,339
NextEra Energy Partners	24,687	1,108,693
Pattern Energy Group, Cl A	46,215	952,953
TerraForm Power, Cl A	86,830	946,447
		4,771,163
TOTAL UNITED STATES		7,796,445
TOTAL COMMON STOCK
(Cost $17,459,372)		18,788,005
MASTER LIMITED PARTNERSHIP — 10.7%
CANADA— 10.7%
Utilities — 10.7%
Brookfield Renewable Partners	67,767	2,266,128
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $2,126,547)		2,266,128

Schedule of Investments (Unaudited)	January 31, 2018

Global X YieldCo Index ETF

	Shares	Value
PREFERRED STOCK — 0.4%
CANADA— 0.4%
Utilities — 0.4%
Brookfield Renewable Partners, 5.75%, VAR Canadian Govt Bonds 5 Year Note+5.010%
(Cost $81,438)	4,051	$85,785
TOTAL PREFERRED STOCK
(Cost $81,438)		85,785
TOTAL INVESTMENTS — 99.7%
(Cost $19,667,357)		$21,139,918

Percentages are based on Net Assets of $21,210,760.

*	Non-income producing security.

Cl — Class

VAR — Variable Rate

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Basic Materials — 2.3%
Air Products & Chemicals	1,283	$216,019
Albemarle	667	74,431
Arconic	3,867	116,242
Avery Dennison	504	61,831
CF Industries Holdings	1,380	58,567
DowDuPont	13,824	1,044,818
Eastman Chemical	846	83,906
Ecolab	1,574	216,708
FMC	785	71,694
Freeport-McMoRan Copper & Gold *	8,230	160,485
International Flavors & Fragrances	483	72,595
International Paper	2,452	154,132
LyondellBasell Industries, Cl A	1,853	222,064
Mosaic	2,098	57,275
Newmont Mining	3,155	127,809
Nucor	1,887	126,354
PPG Industries	1,507	178,926
Praxair	1,694	273,564
		3,317,420
Consumer Goods — 8.5%
Activision Blizzard	4,502	333,734
Altria Group	12,494	878,828
Aptiv PLC *	1,608	152,567
Archer-Daniels-Midland	3,484	149,638
BorgWarner	1,204	67,737
Brown-Forman, Cl B	1,324	91,753
Campbell Soup	1,188	55,301
Clorox	866	122,704
Coca-Cola	25,377	1,207,692
Colgate-Palmolive	5,798	430,443
Conagra Brands	2,537	96,406
Constellation Brands, Cl A	1,154	253,268
Coty, Cl A	2,685	52,653
DR Horton	2,016	98,885
Dr Pepper Snapple Group	1,112	132,717
Electronic Arts *	1,867	237,034
Estee Lauder, Cl A	1,507	203,385
Ford Motor	23,328	255,908
General Mills	3,656	213,839
General Motors	7,498	317,991
Genuine Parts	870	90,541
Goodyear Tire & Rubber	1,512	52,648

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Hanesbrands	2,237	$48,588
Harley-Davidson	1,053	51,028
Hasbro	672	63,551
Hershey	950	104,814
Hormel Foods	1,630	55,958
JM Smucker	682	86,539
Kellogg	1,530	104,208
Kimberly-Clark	2,322	271,674
Kraft Heinz	3,924	307,602
Leggett & Platt	776	36,092
Lennar, Cl A	1,149	71,996
Leucadia National	1,932	52,299
LKQ *	1,831	76,957
Mattel	2,035	32,234
McCormick	812	88,321
Michael Kors Holdings *	990	65,340
Mohawk Industries *	392	110,175
Molson Coors Brewing, Cl B	1,246	104,689
Mondelez International, Cl A	9,919	440,405
Monsanto	2,617	318,751
Monster Beverage *	2,792	190,498
NIKE, Cl B	7,900	538,937
Philip Morris International	10,263	1,100,501
Procter & Gamble	16,724	1,443,949
PulteGroup	1,797	57,199
PVH	504	78,160
Ralph Lauren, Cl A	336	38,408
Snap-On	521	89,253
Stanley Black & Decker	1,334	221,750
Tapestry	1,663	78,228
Under Armour, Cl A *	1,103	15,288
Under Armour, Cl C *	1,108	14,238
VF	1,948	158,061
Whirlpool	449	81,458
		12,092,821
Consumer Services — 14.4%
Advance Auto Parts	420	49,136
Alaska Air Group	1,155	75,918
Amazon.com *	2,392	3,470,528
American Airlines Group	3,835	208,317
AmerisourceBergen, Cl A	1,954	194,755
AutoZone *	168	128,594
Best Buy	1,612	117,773

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Cardinal Health	3,749	$269,141
CarMax *	1,094	78,079
Carnival	2,531	181,245
CBS, Cl B	2,074	119,483
Charter Communications, Cl A *	1,141	430,442
Chipotle Mexican Grill, Cl A *	168	54,560
Comcast, Cl A	27,685	1,177,444
Costco Wholesale	2,890	563,174
CVS Health	6,698	527,066
Darden Restaurants	738	70,737
Delta Air Lines	5,705	323,874
Discovery Communications, Cl A *	906	22,713
Discovery Communications, Cl C *	1,338	31,925
DISH Network, Cl A *	1,370	64,253
Dollar General	1,529	157,670
Dollar Tree *	1,397	160,655
eBay *	5,625	228,263
Expedia	755	96,648
Foot Locker	791	38,878
Gap	1,304	43,345
H&R Block	1,281	33,998
Hilton Worldwide Holdings	1,214	103,979
Home Depot	6,936	1,393,441
Interpublic Group	2,369	51,857
Kohl's	1,056	68,397
Kroger	5,651	171,564
L Brands	1,439	72,080
Lowe's	4,910	514,224
Macy's	1,830	47,489
Marriott International, Cl A	1,788	263,444
McDonald's	4,724	808,464
McKesson	2,484	419,498
Netflix *	2,594	701,158
News	2,268	38,805
News	674	11,761
Nielsen Holdings	3,095	115,784
Nordstrom	703	34,665
Norwegian Cruise Line Holdings *	1,063	64,567
Omnicom Group	1,411	108,153
O'Reilly Automotive *	486	128,639
priceline.com *	288	550,670
Ross Stores	2,352	193,781
Royal Caribbean Cruises	1,021	136,355

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Scripps Networks Interactive, Cl A	588	$51,738
Signet Jewelers	408	21,583
Southwest Airlines	4,889	297,251
Starbucks	8,395	476,920
Sysco	3,064	192,634
Target	3,336	250,934
Tiffany	663	70,709
Time Warner	4,633	441,757
TJX	3,877	311,401
Tractor Supply	756	57,645
TripAdvisor *	672	23,298
Twenty-First Century Fox, Cl A	6,343	234,057
Twenty-First Century Fox, Cl B	2,468	90,057
Ulta Beauty *	338	75,070
United Continental Holdings *	2,276	154,358
Viacom, Cl B	2,061	68,879
Walgreens Boots Alliance	5,646	424,918
Wal-Mart Stores	9,667	1,030,502
Walt Disney	8,958	973,466
Wyndham Worldwide	559	69,389
Wynn Resorts	504	83,457
Yum! Brands	2,069	175,017
		20,492,429
Financials — 16.7%
Affiliated Managers Group	336	67,076
Aflac	2,306	203,389
Allstate	2,059	203,367
American Express	4,181	415,591
American International Group	5,195	332,064
Ameriprise Financial	839	141,539
Aon	1,483	210,838
Arthur J Gallagher	1,046	71,463
Assurant	336	30,737
Bank of America	57,187	1,829,984
Bank of New York Mellon	6,125	347,288
BB&T	4,532	250,121
Berkshire Hathaway, Cl B *	11,341	2,431,283
BlackRock, Cl A	734	412,361
Brighthouse Financial *	564	36,243
Capital One Financial	2,870	298,365
Cboe Global Markets	685	92,057
CBRE Group, Cl A *	1,764	80,597
Charles Schwab	6,991	372,900

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Chubb	2,759	$430,817
Cincinnati Financial	893	68,672
Citigroup	15,464	1,213,615
Citizens Financial Group	2,768	127,051
CME Group, Cl A	2,012	308,801
Comerica	1,023	97,410
Discover Financial Services	2,158	172,208
E*TRADE Financial *	1,615	85,111
Equifax	1,098	137,173
Everest Re Group	241	55,382
Fifth Third Bancorp	3,977	131,639
Franklin Resources	1,801	76,380
Goldman Sachs Group	2,041	546,764
Hartford Financial Services Group	2,005	117,814
Huntington Bancshares	6,455	104,442
IHS Markit *	3,218	153,595
Intercontinental Exchange	3,500	258,440
Invesco	2,441	88,193
JPMorgan Chase	20,449	2,365,335
KeyCorp	6,434	137,688
Lincoln National	1,362	112,774
Loews	1,624	83,880
M&T Bank	854	162,926
Marsh & McLennan	3,054	255,070
Mastercard, Cl A	5,475	925,275
MetLife	6,081	292,314
Moody's	1,008	163,084
Morgan Stanley	8,300	469,365
Nasdaq	672	54,372
Navient	1,806	25,736
Northern Trust	1,269	133,740
People's United Financial	1,906	37,491
PNC Financial Services Group	2,760	436,135
Principal Financial Group	1,596	107,890
Progressive	3,445	186,375
Prudential Financial	2,446	290,634
Raymond James Financial	757	72,967
Regions Financial	6,517	125,322
S&P Global	1,535	277,989
State Street	2,108	232,238
SunTrust Banks	2,717	192,092
Synchrony Financial	4,189	166,220
T Rowe Price Group	1,440	160,747
Torchmark	672	61,051

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers	1,570	$235,374
Unum Group	1,352	71,913
US Bancorp	9,166	523,745
Visa, Cl A	10,711	1,330,628
Wells Fargo	25,952	1,707,123
Western Union	2,881	59,896
Willis Towers Watson	771	123,722
XL Group	1,613	59,423
Zions Bancorporation	1,188	64,188
		23,705,492
Health Care — 13.0%
AbbVie	19,792	2,221,059
Aetna	4,049	756,434
Alexion Pharmaceuticals *	2,681	319,897
Align Technology *	867	227,154
Anthem	3,188	790,147
Baxter International	6,048	435,637
Biogen Idec *	2,625	913,001
Boston Scientific *	16,810	470,008
Celgene *	9,775	988,839
Centene *	2,012	215,767
Cigna	3,061	637,759
DaVita *	1,850	144,374
DENTSPLY SIRONA	2,722	165,525
Edwards Lifesciences *	2,549	322,652
Eli Lilly	12,030	979,843
Express Scripts Holding *	7,032	556,794
Gilead Sciences	16,219	1,359,152
Henry Schein *	1,866	141,219
Hologic *	3,254	138,946
Humana	1,704	480,238
IDEXX Laboratories *	1,034	193,399
Illumina *	1,750	407,120
Incyte *	2,141	193,311
Intuitive Surgical *	1,391	600,453
IQVIA Holdings *	1,811	185,066
Laboratory Corp of America Holdings *	1,190	207,655
Medtronic	16,806	1,443,468
Patterson	970	34,813
Quest Diagnostics	1,614	170,793
Regeneron Pharmaceuticals *	945	346,484
ResMed	1,695	170,839
Stryker	3,892	639,767

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Varian Medical Systems *	1,106	$141,015
Vertex Pharmaceuticals *	3,019	503,781
Waters *	938	202,242
Zimmer Biomet Holdings	2,410	306,359
Zoetis, Cl A	5,883	451,403
		18,462,413
Industrials — 11.6%
3M	5,191	1,300,346
Accenture, Cl A	3,694	593,625
Acuity Brands	347	53,591
Advanced Micro Devices *	4,684	64,358
Allegion	899	77,413
Alliance Data Systems	281	72,121
AMETEK	2,121	161,832
Amphenol, Cl A	1,846	171,253
AO Smith	1,274	85,078
Automatic Data Processing	2,586	319,707
Ball	2,035	77,900
Caterpillar	5,175	842,386
CH Robinson Worldwide	1,294	118,349
Cintas	787	132,570
CSRA	971	32,315
CSX	7,881	447,404
Cummins	1,373	258,124
Deere	2,844	473,298
Dover	1,429	151,774
Eaton	3,860	324,124
Emerson Electric	5,721	413,228
Expeditors International of Washington	1,668	108,337
Fastenal	2,667	146,579
FedEx	2,146	563,282
Fidelity National Information Services	1,950	199,602
Fiserv *	1,197	168,585
FLIR Systems	840	43,016
Flowserve	1,207	54,701
Fortive	2,772	210,727
Fortune Brands Home & Security	1,421	100,792
Global Payments	929	103,844
Illinois Tool Works	2,682	465,783
Ingersoll-Rand	2,271	214,905
Jacobs Engineering Group	1,123	78,004
JB Hunt Transport Services	819	98,960
Johnson Controls International	8,049	314,956

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kansas City Southern	875	$98,989
Martin Marietta Materials	373	85,107
Masco	2,689	120,091
Mettler-Toledo International *	318	214,733
Norfolk Southern	2,489	375,540
PACCAR	3,117	232,404
Packaging Corp of America	538	67,589
Parker-Hannifin	1,184	238,481
Paychex	1,914	130,631
PayPal Holdings *	6,731	574,289
Pentair	1,526	109,109
Quanta Services *	1,445	55,618
Republic Services, Cl A	2,117	145,650
Robert Half International	1,207	69,861
Rockwell Automation	1,118	220,570
Roper Technologies	926	259,826
Sealed Air	1,168	55,305
Sherwin-Williams	488	203,550
Stericycle *	787	59,308
TE Connectivity	2,117	217,057
Total System Services	1,008	89,571
TransDigm Group	429	135,954
Union Pacific	6,847	914,075
United Parcel Service, Cl B	5,976	760,864
United Rentals *	766	138,730
United Technologies	6,460	891,545
Verisk Analytics, Cl A *	1,431	143,172
Vulcan Materials	769	104,123
Waste Management	3,475	307,294
Westrock	1,510	100,611
WW Grainger	441	118,920
Xerox	1,281	43,721
Xylem	1,661	120,024
		16,445,181
Oil & Gas — 5.9%
Anadarko Petroleum	3,327	199,786
Andeavor	839	90,746
Apache	2,260	101,406
Baker Hughes a GE	2,554	82,111
Cabot Oil & Gas	2,762	72,779
Chesapeake Energy *	4,313	15,096
Chevron	11,163	1,399,282
Cimarex Energy	572	64,178

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Concho Resources *	894	$140,751
ConocoPhillips	6,930	407,553
Devon Energy	3,122	129,157
EOG Resources	3,446	396,290
EQT	1,411	76,603
ExxonMobil	24,973	2,180,144
Halliburton	5,142	276,125
Helmerich & Payne	670	48,260
Hess	1,589	80,260
Kinder Morgan	11,413	205,206
Marathon Oil	5,043	91,732
Marathon Petroleum	2,792	193,402
National Oilwell Varco	2,256	82,750
Newfield Exploration *	1,176	37,232
Noble Energy	2,602	79,413
Occidental Petroleum	4,536	340,064
Phillips 66	2,474	253,338
Pioneer Natural Resources	1,006	184,007
Range Resources	1,120	15,960
Schlumberger	8,198	603,209
TechnipFMC	2,758	89,525
Valero Energy	2,514	241,269
Williams	4,866	152,744
		8,330,378
Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities	539	69,908
American Tower, Cl A	2,529	373,532
Apartment Investment & Management, Cl A	924	38,660
AvalonBay Communities	834	142,114
Boston Properties	924	114,308
Crown Castle International	2,428	273,806
Digital Realty Trust	1,207	135,124
Duke Realty	2,021	53,375
Equinix	449	204,380
Equity Residential	2,175	134,002
Essex Property Trust	401	93,425
Extra Space Storage	756	63,111
Federal Realty Investment Trust	420	50,736
GGP	3,485	80,260
HCP	2,772	66,750
Host Hotels & Resorts	4,397	91,282
Iron Mountain	1,462	51,214
Kimco Realty	2,501	39,791

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Macerich	720	$46,490
Mid-America Apartment Communities	639	60,941
ProLogis	3,117	202,948
Public Storage	891	174,422
Realty Income	1,633	86,859
Regency Centers	873	54,920
SBA Communications, Cl A *	697	121,627
Simon Property Group	1,842	300,928
SL Green Realty	588	59,106
UDR	1,579	57,681
Ventas	2,105	117,817
Vornado Realty Trust	1,013	72,612
Welltower	2,153	129,115
Weyerhaeuser	4,449	167,015
		3,728,259
Technology — 20.2%
Adobe Systems *	2,948	588,892
Akamai Technologies *	1,016	68,062
Alphabet, Cl A *	1,774	2,097,258
Alphabet, Cl C *	1,797	2,102,382
Analog Devices	2,183	200,574
ANSYS *	503	81,310
Apple	30,426	5,094,225
Applied Materials	6,226	333,900
Autodesk *	1,323	152,965
Broadcom	2,402	595,768
CA	1,846	66,179
Cadence Design Systems *	1,614	72,404
Cerner *	3,882	268,363
Cisco Systems	29,190	1,212,553
Citrix Systems *	914	84,783
Cognizant Technology Solutions, Cl A	3,425	267,082
DXC Technology	1,685	167,742
F5 Networks *	401	57,961
Facebook, Cl A *	14,189	2,651,782
Garmin	672	42,296
Gartner *	541	75,058
Hewlett Packard Enterprise	9,894	162,262
HP	10,184	237,491
Intel	27,649	1,331,024
International Business Machines	5,106	835,852
Intuit	1,451	243,623
Juniper Networks	2,242	58,628

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
KLA-Tencor	924	$101,455
Lam Research	964	184,625
Microchip Technology	1,422	135,403
Micron Technology *	6,740	294,673
Microsoft	45,717	4,343,571
Motorola Solutions	990	98,465
NetApp	1,678	103,197
NVIDIA	3,613	888,076
Oracle	17,964	926,763
Qorvo *	756	54,258
QUALCOMM	8,665	591,386
Red Hat *	1,092	143,467
salesforce.com *	4,003	455,982
Seagate Technology	1,764	97,373
Skyworks Solutions	1,092	106,153
Symantec	3,683	100,288
Synopsys *	907	83,997
Texas Instruments	5,796	635,647
VeriSign *	553	63,551
Western Digital	1,796	159,808
Xilinx	1,512	110,406
		28,828,963
Telecommunications — 1.9%
AT&T	36,199	1,355,652
CenturyLink	5,807	103,423
Verizon Communications	24,051	1,300,438
		2,759,513
Utilities — 2.8%
AES	3,919	45,304
Alliant Energy	1,353	53,782
Ameren	1,439	81,491
American Electric Power	2,932	201,663
American Water Works	1,075	89,408
CenterPoint Energy	2,553	71,944
CMS Energy	1,678	75,091
Consolidated Edison	1,809	145,371
Dominion Energy	3,740	285,885
DTE Energy	1,090	115,148
Duke Energy	4,050	317,925
Edison International	1,941	121,371
Entergy	1,090	85,772
Eversource Energy	1,868	117,852

Schedule of Investments (Unaudited)	January 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	5,524	$212,729
FirstEnergy	2,556	84,092
NextEra Energy	2,766	438,191
NiSource	1,940	47,879
NRG Energy	1,851	48,144
ONEOK	2,288	134,672
PG&E	3,104	131,703
Pinnacle West Capital	672	53,726
PPL	4,051	129,105
Public Service Enterprise Group	3,033	157,321
SCANA	840	34,138
Sempra Energy	1,506	161,171
Southern	5,948	268,314
WEC Energy Group	1,866	119,984
Xcel Energy	3,035	138,517
		3,967,693
TOTAL COMMON STOCK
(Cost $117,856,310)		142,130,562
TOTAL INVESTMENTS — 99.9%
(Cost $117,856,310)		$142,130,562

Percentages are based on Net Assets of $142,312,263.

*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor's

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1300

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 48.8%
Consumer Goods — 18.6%
ANTA Sports Products	1,343,596	$6,476,238
China Resources Beer Holdings	1,828,388	6,907,781
Dongfeng Motor Group, Cl H	3,747,646	4,896,911
Great Wall Motor, Cl H	4,069,297	4,968,616
Guangzhou Automobile Group, Cl H	2,634,217	5,967,989
Hengan International Group	881,249	8,450,310
Li Ning *	2,294,569	1,848,223
Tingyi Cayman Islands Holding	2,397,025	4,995,430
Want Want China Holdings	6,490,609	5,734,245
		50,245,743
Consumer Services — 30.2%
Air China, Cl H	2,232,528	3,265,394
Alibaba Group Holding ADR *	65,839	13,450,249
China Lodging Group ADR	42,720	6,386,213
China Southern Airlines, Cl H	2,685,891	3,502,687
Ctrip.com International ADR *	211,272	9,883,304
GOME Electrical Appliances Holding	13,966,305	1,767,785
JD.com ADR *	291,533	14,352,170
New Oriental Education & Technology Group ADR	126,932	11,689,168
TAL Education Group ADR *	329,029	10,716,474
Vipshop Holdings ADR *	400,445	6,619,356
		81,632,800
TOTAL CHINA		131,878,543
HONG KONG— 51.1%
Consumer Goods — 32.4%
BAIC Motor, Cl H (A)	1,395,900	2,184,482
Brilliance China Automotive Holdings	3,812,500	9,748,831
BYD, Cl H * (B)	906,800	8,538,803
China Agri-Industries Holdings	2,668,656	1,241,957
China Foods	1,152,513	623,303
China Mengniu Dairy *	3,126,352	10,212,722
Geely Automobile Holdings	3,362,900	10,770,464
Health and Happiness H&H International Holdings *	243,200	1,708,614
Li & Fung	7,407,600	3,778,880
Shenzhou International Group Holdings	951,662	9,825,123
Skyworth Digital Holdings	2,447,387	1,201,563
Techtronic Industries	1,804,500	12,020,080
Uni-President China Holdings	1,684,143	1,543,870
WH Group (A)	11,254,000	13,942,589
		87,341,281
Consumer Services — 18.7%
China ZhengTong Auto Services Holdings	1,095,500	1,114,906

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Consumer ETF

	Shares/Face
	Amount	Value
Chow Tai Fook Jewellery Group	1,413,379	$1,582,980
Galaxy Entertainment Group *	1,705,900	15,114,700
Melco Crown Entertainment ADR	497,631	14,819,451
Melco International Development	934,000	2,812,228
MTR	1,990,000	11,398,398
Sun Art Retail Group	2,710,725	3,680,635
		50,523,298
TOTAL HONG KONG		137,864,579
TOTAL COMMON STOCK
(Cost $216,878,597)		269,743,122
REPURCHASE AGREEMENT (C)— 1.1%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/1/18 repurchase price $2,834,314 (collateralized by U.S. Treasury Obligations, ranging in par value $60,226-$553,365, 2.000%-2.750%, 11/15/2020-4/30/2024, with a total market value of $2,891,132)
(Cost $2,834,212)	$2,834,212	2,834,212
SHORT-TERM INVESTMENT (C)(D)— 0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $132,788)	132,788	132,788
TOTAL INVESTMENTS — 101.0%
(Cost $219,845,597)		$272,710,122

Percentages are based on Net Assets of $269,915,837.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $16,127,071 and represents 6.0% of Net Assets.
(B)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $2,824,924.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $2,967,000.
(D)	Rate reported is the 7-day effective yield as of January 31, 2018.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$269,743,122	$—	$—	$269,743,122
Repurchase Agreement	—	2,834,212	—	2,834,212
Short-Term Investment	132,788	—	—	132,788
Total Investments in Securities	$269,875,910	$2,834,212	$—	$272,710,122

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Consumer ETF

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 46.0%
Energy — 9.9%
China Coal Energy, Cl H	32,941	$17,015
China Shenhua Energy, Cl H	32,630	101,585
Honghua Group *	36,000	4,419
Tianneng Power International	10,315	10,207
Yanzhou Coal Mining, Cl H	28,025	48,873
		182,099
Oil & Gas — 24.7%
China Longyuan Power Group, Cl H	49,066	35,883
China Oilfield Services, Cl H	28,586	34,099
China Petroleum & Chemical, Cl H	226,597	195,846
Huaneng Renewables, Cl H	75,340	26,104
JA Solar Holdings ADR *	700	5,201
JinkoSolar Holding ADR *	322	7,155
Kunlun Energy	48,425	48,045
PetroChina, Cl H	123,963	98,264
		450,597
Utilities — 11.4%
CGN Power, Cl H (A)	160,060	45,226
Datang International Power Generation, Cl H *	44,612	14,773
ENN Energy Holdings	10,831	83,641
Huadian Fuxin Energy, Cl H	40,360	10,630
Huadian Power International, Cl H	25,601	9,721
Huaneng Power International, Cl H	66,851	43,163
		207,154
TOTAL CHINA		839,850
HONG KONG— 53.9%
Energy — 3.7%
Beijing Enterprises Holdings	7,563	46,462
Canvest Environmental Protection Group	15,300	8,862
Shougang Fushan Resources Group	45,815	11,129
		66,453
Oil & Gas — 19.2%
Beijing Gas Blue Sky Holdings *	74,300	5,605
China Gas Holdings	25,617	75,003
CNOOC	129,285	201,330
GCL-Poly Energy Holdings *	192,721	33,264
Panda Green Energy Group *	69,800	8,210
Shunfeng International Clean Energy *	42,700	2,102
Sinopec Kantons Holdings	13,500	8,613
Xinjiang Goldwind Science & Technology, Cl H	9,578	16,728
		350,855

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Energy ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Utilities — 31.0%
Beijing Jingneng Clean Energy, Cl H	30,300	$8,600
China Power International Development	55,074	15,069
China Resources Gas Group	12,670	41,712
China Resources Power Holdings	28,101	51,880
China Suntien Green Energy, Cl H	26,500	6,573
CLP Holdings	16,570	169,165
Concord New Energy Group	74,590	3,624
Hong Kong & China Gas	88,763	175,450
Power Assets Holdings	9,140	81,275
Towngas China *	14,200	11,910
		565,258
TOTAL HONG KONG		982,566
TOTAL COMMON STOCK
(Cost $1,992,327)		1,822,416
U.S. TREASURY OBLIGATION — 5.5%
United States Treasury Bill
1.217%, 02/15/18(B)
(Cost $99,953)	$100,000	99,953
TOTAL INVESTMENTS — 105.4%
(Cost $2,092,280)		$1,922,369

Percentages are based on Net Assets of $1,824,063.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $45,226 and represents 2.5% of Net Assets.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,822,416	$—	$—	$1,822,416
U.S. Treasury Obligation	—	99,953	—	99,953
Total Investments in Securities	$1,822,416	$99,953	$—	$1,922,369

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 53.6%
Financials — 53.6%
Agile Group Holdings	142,312	$255,459
Agricultural Bank of China, Cl H	2,823,988	1,733,073
Bank of China, Cl H	4,992,234	3,006,274
Bank of Communications, Cl H	720,171	624,278
China Citic Bank, Cl H	925,822	762,300
China Construction Bank, Cl H	6,120,226	7,058,083
China Galaxy Securities, Cl H	374,000	305,552
China Life Insurance, Cl H	743,540	2,514,448
China Merchants Bank, Cl H	410,534	2,012,923
China Minsheng Banking, Cl H	594,855	680,686
China Pacific Insurance Group, Cl H	276,912	1,405,546
CITIC Securities, Cl H	225,896	600,738
Country Garden Holdings	743,197	1,598,242
Guangzhou R&F Properties	95,193	267,757
Industrial & Commercial Bank of China, Cl H	6,775,437	6,410,350
Longfor Properties	144,238	471,176
PICC Property & Casualty, Cl H	458,342	951,674
Ping An Insurance Group of China, Cl H	314,714	3,727,986
Sino-Ocean Group Holding	286,052	236,626
TOTAL CHINA		34,623,171
HONG KONG— 46.3%
Financials — 46.3%
AIA Group	698,000	5,979,198
BOC Hong Kong Holdings	358,500	1,831,128
China Cinda Asset Management, Cl H	1,081,700	457,770
China Everbright	88,041	217,248
China Evergrande Group *	217,161	717,720
China Overseas Land & Investment	490,566	1,900,434
China Resources Land	267,208	1,065,901
China Taiping Insurance Holdings	144,030	622,418
China Vanke, Cl H	133,500	653,722
CK Asset Holdings	252,950	2,414,222
CK Hutchison Holdings	202,450	2,733,345
Haitong Securities, Cl H	314,000	513,066
Hong Kong Exchanges & Clearing	91,960	3,484,896
KWG Property Holding	118,185	199,759
New China Life Insurance, Cl H	93,211	607,189
New World Development	557,400	902,222
People's Insurance Group of China, Cl H	709,100	405,255
Shimao Property Holdings	108,904	325,120
Sun Hung Kai Properties	148,950	2,588,050
Sunac China Holdings	198,000	950,578
Wharf Holdings	119,850	491,110

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Wharf Real Estate Investment *	117,750	$813,710
TOTAL HONG KONG		29,874,061
TOTAL COMMON STOCK
(Cost $49,405,659)		64,497,232
RIGHT — 0.0%
	Number Of
	Rights
Hong Kong — 0.0%
Agile Group Holdings Right	2,538	—
TOTAL RIGHT (Cost $–)		—

TOTAL INVESTMENTS — 99.9%
(Cost $49,405,659)		$64,497,232

Percentages are based on Net Assets of $64,541,564.

*	Non-income producing security.

Cl — Class

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 53.2%
Industrials — 53.2%
Anhui Conch Cement, Cl H	46,777	$257,764
China Communications Construction, Cl H	146,743	175,233
China COSCO Holdings, Cl H *	121,732	72,061
China Lesso Group Holdings	45,855	35,704
China National Building Material, Cl H	135,937	145,297
China Railway Construction, Cl H	89,101	108,337
China Railway Group, Cl H	182,998	140,616
China Shanshui Cement Group *(A) (B) (C)	243,752	312
China Shipping Container Lines, Cl H *	171,882	38,238
China Shipping Development, Cl H	60,984	35,086
CRRC	196,953	195,154
Guangshen Railway, Cl H	67,448	45,187
Haitian International Holdings	30,526	95,425
Hollysys Automation Technologies	2,527	64,110
Jiangsu Expressway, Cl H	57,619	88,843
Metallurgical Corp of China, Cl H	135,201	42,869
Shanghai Electric Group, Cl H *	129,871	52,802
Sinotrans, Cl H	96,000	58,301
Weichai Power, Cl H	91,696	114,657
Yangzijiang Shipbuilding Holdings	106,773	130,489
Zhejiang Expressway, Cl H	68,440	81,028
Zhuzhou CRRC Times Electric, Cl H	25,823	142,958
TOTAL CHINA		2,120,471
HONG KONG— 46.7%
Industrials — 46.7%
AviChina Industry & Technology, Cl H	97,990	52,494
Beijing Capital International Airport, Cl H	67,531	102,400
Beijing Enterprises Water Group	219,230	157,805
BYD, Cl H *	18,814	177,160
China Everbright International	112,650	172,256
China High Speed Transmission Equipment Group	19,050	33,612
China International Marine Containers Group, Cl H	17,980	37,057
China Merchants Holdings International	57,131	151,201
China Resources Cement Holdings	82,021	61,767
China State Construction International Holdings	83,710	121,154
COSCO Pacific	78,530	82,230
Guangdong Investment	130,660	194,450
Lee & Man Paper Manufacturing	65,300	76,976
Noble Group *	49,680	9,487
Orient Overseas International	9,200	86,631
Shanghai Industrial Holdings	21,039	61,599
Shenzhen International Holdings	40,806	82,745
Sunny Optical Technology Group	12,504	173,137

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology	65,300	$28,553
TOTAL HONG KONG		1,862,714
TOTAL INVESTMENTS — 99.9%
(Cost $4,446,935)		$3,983,185

Percentages are based on Net Assets of $3,986,233.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2018 was $312 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2018, was $312 and represents 0.0% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,982,873	$—	$312	$3,983,185
Total Investments in Securities	$3,982,873	$—	$312	$3,983,185

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$37,533
Transfers out of Level 3	(35,087)
Transfers into Level 3	-
Net purchases	-
Net sales	(1,723)
Realized gain/(loss)	(3,446)
Change in unrealized appreciation/(depreciation)	3,035
Ending Balance as of January 31, 2018	$312

For the period ended January 31, 2018, the tranfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 instruments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 55.9%
Basic Materials — 55.9%
Aluminum Corp of China, Cl H *	299,539	$202,975
Angang Steel, Cl H	272,124	296,428
BBMG, Cl H	530,440	264,493
China BlueChemical *	443,309	159,834
China Molybdenum, Cl H	451,754	347,705
Dongyue Group	265,500	232,863
Fosun International	112,940	266,847
Jiangxi Copper, Cl H	158,391	268,121
Maanshan Iron & Steel, Cl H *	434,125	233,674
Real Gold Mining *(A) (B) (C)	97,864	—
Sinofert Holdings *	446,230	69,603
Sinopec Shanghai Petrochemical, Cl H	433,950	265,759
Sinopec Yizheng Chemical Fibre, Cl H *	524,014	93,796
Zhaojin Mining Industry	251,884	214,481
Zijin Mining Group, Cl H	737,059	371,288
TOTAL CHINA		3,287,867
HONG KONG— 44.0%
Basic Materials — 44.0%
China Lumena New Materials *(A) (B) (C)	1,950	—
China Metal Resources Utilization * (D)	227,100	146,339
China Oriental Group	222,000	173,139
China Sanjiang Fine Chemicals	124,600	53,686
China Silver Group	278,900	79,162
Citic Pacific	179,840	283,736
CPMC Holdings	90,000	75,370
E-Commodities Holdings	767,100	85,327
Fufeng Group *	381,354	278,405
Hengxing Gold Holding	58,000	73,488
IRC *	892,100	24,180
Kingboard Chemical Holdings	47,800	263,096
Kingboard Laminates Holdings	162,800	286,824
MMG *	528,400	388,457
Mobile Internet China Holding *	110,000	28,831
Munsun Capital Group *	2,356,400	20,788
Nine Dragons Paper Holdings	130,170	202,708
West China Cement *	520,860	89,901
Xiwang Special Steel *	151,000	31,082
TOTAL HONG KONG		2,584,519
TOTAL COMMON STOCK
(Cost $5,018,810)		5,872,386
TOTAL INVESTMENTS — 99.9%
(Cost $5,018,810)		$5,872,386

Percentages are based on Net Assets of $5,876,140.

Schedule of Investments (Unaudited)	January 31, 2018

Global X China Materials ETF

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2018 was $0 and represented –% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2018, was $0 and represents –% of net assets.

(D)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $146,339 and represents 2.5% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,872,386	$—	$—	$5,872,386
Total Investments in Securities	$5,872,386	$—	$—	$5,872,386

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$194,512
Transfers out of Level 3	-
Transfers into Level 3	-
Net purchases	-
Net sales	(194,258)
Realized gain/(loss)	55,791
Change in unrealized appreciation/(depreciation)	(56,045)
Ending Balance as of January 31, 2018	$-

Net change in unrealized appreciation (depreciation) from investment (Level 3) still held as of January 31, 2018 is $0.

For the period ended January 31, 2018 , there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 64.9%
Technology — 64.9%
21Vianet Group ADR *	22,137	$201,668
500.com ADR, Cl A *	8,711	108,888
Autohome ADR *	22,404	1,865,805
Baidu ADR *	10,403	2,568,709
Baozun ADR *	17,623	686,416
China Communications Services, Cl H	1,033,853	656,943
Coolpad Group *(A) (B) (C)	777,435	28,626
Kingdee International Software Group *	840,189	546,773
Kingsoft	422,100	1,443,617
Lenovo Group	2,181,773	1,258,053
NetEase ADR	7,551	2,417,528
NQ Mobile ADR, Cl A *	40,056	135,790
O-Net Technologies Group *	182,200	123,696
SINA *	25,385	2,976,391
Sohu.com *	10,007	385,370
Travelsky Technology, Cl H	360,495	1,131,523
Weibo ADR *	22,286	2,887,597
YY ADR *	12,021	1,598,312
ZTE, Cl H *	330,083	1,202,765
TOTAL CHINA		22,224,470
HONG KONG— 34.9%
Technology — 34.9%
Alibaba Health Information Technology *	1,165,409	609,417
ASM Pacific Technology	86,233	1,177,491
BYD Electronic International	289,881	714,561
China Goldjoy Group	3,697,200	330,890
Chinasoft International *	916,656	646,931
Digital China Holdings *	369,348	220,529
FIH Mobile	1,376,009	409,911
HKBN	249,270	313,601
Legend Holdings, Cl H (D)	163,900	593,032
Meitu * (D)	855,700	1,190,319
Nanfang Communication Holdings	128,900	78,611
National Agricultural Holdings *(A) (B) (C)	204,200	7,767
PAX Global Technology	268,280	130,342
Semiconductor Manufacturing International *	888,921	1,288,810
Sinosoft Technology Group	176,600	51,480
Tencent Holdings	48,695	2,886,294
Tian Ge Interactive Holdings (D)	226,400	202,622
VTech Holdings	54,380	752,280
Yangtze Optical Fibre and Cable Joint Stock, Cl H (D)	79,200	367,574

Schedule of Investments (Unaudited)	January 31, 2018

Global X NASDAQ China Technology ETF

Value
TOTAL HONG KONG	$11,972,462
TOTAL COMMON STOCK
(Cost $26,559,851)	34,196,932
TOTAL INVESTMENTS — 99.8%
(Cost $26,559,851)	$34,196,932

Percentages are based on Net Assets of $34,250,836.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2018 was $36,393 and represented 0.1% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2018, was $36,393 and represents 0.1% of net assets.
(D)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $2,353,547 and represents 6.9% of Net Assets.

ADR — American Depositary Receipt

 Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$34,160,539	$—	$36,393	$34,196,932
Total Investments in Securities	$34,160,539	$—	$36,393	$34,196,932

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2018 , there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
INDONESIA— 18.2%
Consumer Goods — 5.4%
Astra International	902,781	$573,151
Gudang Garam	20,600	124,706
Hanjaya Mandala Sampoerna	389,400	142,515
Unilever Indonesia	51,476	209,157
		1,049,529
Financials — 9.6%
Bank Central Asia	430,696	731,043
Bank Mandiri	825,780	502,678
Bank Rakyat Indonesia Persero	2,361,400	652,588
		1,886,309
Telecommunications — 3.2%
Telekomunikasi Indonesia Persero	2,112,000	629,412
TOTAL INDONESIA		3,565,250
MALAYSIA— 21.7%
Basic Materials — 1.3%
Petronas Chemicals Group	125,924	262,978
Consumer Goods — 1.1%
Sime Darby Plantation *	158,696	223,931
Financials — 10.2%
CIMB Group Holdings	284,375	528,951
Malayan Banking	261,931	678,726
Public Bank	137,599	775,941
		1,983,618
Health Care — 1.0%
IHH Healthcare	124,580	192,092
Oil & Gas — 0.8%
Petronas Gas	35,179	161,556
Telecommunications — 3.5%
Axiata Group	196,088	286,252
DiGi.com	165,600	210,306
Maxis	122,406	190,938
		687,496
Utilities — 3.8%
Tenaga Nasional	181,745	735,793
TOTAL MALAYSIA		4,247,464
PHILIPPINES— 6.1%
Consumer Goods — 1.1%
JG Summit Holdings	136,720	203,881
Consumer Services — 2.2%
SM Investments	21,540	430,380

Schedule of Investments (Unaudited)	January 31, 2018

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.8%
Ayala Land	308,360	$265,983
SM Prime Holdings	401,500	288,798
		554,781
TOTAL PHILIPPINES		1,189,042
SINGAPORE— 30.9%
Consumer Services — 1.7%
Jardine Cycle & Carriage	4,418	134,747
Singapore Airlines	22,643	195,610
		330,357
Financials — 23.5%
CapitaLand	112,818	330,905
DBS Group Holdings	79,973	1,612,654
Oversea-Chinese Banking	146,266	1,444,561
United Overseas Bank	57,157	1,197,538
		4,585,658
Industrials — 1.1%
Wilmar International	87,051	212,774
Telecommunications — 4.6%
Singapore Telecommunications	332,404	898,801
TOTAL SINGAPORE		6,027,590
THAILAND— 23.0%
Consumer Services — 3.0%
CP ALL NVDR	232,873	592,964
Financials — 6.9%
Bangkok Bank	3,500	24,808
Bangkok Bank NVDR	17,611	116,394
Kasikornbank NVDR	89,908	660,244
Siam Commercial Bank NVDR	107,431	540,242
		1,341,688
Industrials — 5.2%
Airports of Thailand NVDR	191,400	427,778
Siam Cement NVDR	37,526	589,489
		1,017,267
Oil & Gas — 6.3%
PTT NVDR	63,844	1,002,913
PTT Exploration & Production NVDR	61,710	234,467
		1,237,380
Telecommunications — 1.6%
Advanced Info Service NVDR	49,761	305,843
TOTAL THAILAND		4,495,142
TOTAL INVESTMENTS — 99.9%
(Cost $16,789,430)		$19,524,488

Schedule of Investments (Unaudited)	January 31, 2018

Global X FTSE Southeast Asia ETF

Percentages are based on Net Assets of $19,538,941.

*	Non-income producing security.

NVDR — Non-Voting Depositary Receipt

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 84.8%
CHILE— 4.0%
Oil & Gas — 2.1%
Empresas COPEC	128,860	$2,244,072
Utilities — 1.9%
Enersis	9,013,399	2,115,279
TOTAL CHILE		4,359,351
COLOMBIA— 80.8%
Consumer Goods — 4.2%
Grupo Nutresa	475,168	4,540,274
Consumer Services — 3.9%
Almacenes Exito	668,616	4,224,472
Financials — 42.3%
Banco de Bogota	131,697	3,104,058
BanColombia	687,670	7,902,396
BanColombia ADR	335,512	15,416,776
Celsia ESP	1,621,249	2,681,166
Financiera Colombiana	337,142	3,202,361
Grupo Aval Acciones y Valores	532,486	234,264
Grupo Aval Acciones y Valores ADR	404,327	3,679,376
Grupo de Inversiones Suramericana	699,200	9,912,666
		46,133,063
Industrials — 12.6%
Cementos Argos	1,002,081	4,001,377
Cementos Argos GDR	224,920	756,647
Cemex Latam Holdings *	694,196	2,678,754
Grupo Argos	872,618	6,364,466
		13,801,244
Oil & Gas — 8.5%
Canacol Energy *	648,531	2,262,471
Ecopetrol ADR (A)	371,536	7,010,884
		9,273,355
Telecommunications — 0.8%
Empresa de Telecomunicaciones de Bogota *	5,286,980	883,684
Utilities — 8.5%
Grupo Energia Bogota ESP	6,243,126	4,478,435
Interconexion Electrica	958,803	4,844,998
		9,323,433
TOTAL COLOMBIA		88,179,525
TOTAL COMMON STOCK
(Cost $79,109,335)		92,538,876

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Colombia ETF

	Shares/Face
	Amount	Value

PREFERRED STOCK — 14.1%
COLOMBIA— 14.1%
Consumer Services — 1.7%
Avianca Holdings	1,809,131	$1,825,174
Financials — 8.6%
Banco Davivienda	373,840	4,211,456
Grupo Aval Acciones y Valores	1,431,941	645,154
Grupo de Inversiones Suramericana	342,323	4,625,749
		9,482,359
Industrials — 3.8%
Grupo Argos	643,529	4,120,543
TOTAL PREFERRED STOCK
(Cost $14,010,050)		15,428,076

REPURCHASE AGREEMENT (B)— 3.5%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/1/18 repurchase price $3,824,080 (collateralized by U.S. Treasury Obligations, ranging in par value $81,257-$746,605, 2.000%-2.750%, 11/15/2020-4/30/2024, with a total market value of $3,900,739)
(Cost $3,823,942)	$3,823,942	3,823,942

SHORT-TERM INVESTMENT (B)(C)— 0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $179,158)	179,158	179,158
TOTAL INVESTMENTS — 102.6%
(Cost $97,122,485)		$111,970,052

Percentages are based on Net Assets of $109,103,568.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $3,883,446.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $4,003,100.
(C)	Rate reported is the 7-day effective yield as of January 31, 2018.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,538,876	$—	$—	$92,538,876
Preferred Stock	15,428,076	—	—	15,428,076
Repurchase Agreement	—	3,823,942	—	3,823,942
Short-Term Investment	179,158	—	—	179,158
Total Investments in Securities	$108,146,110	$3,823,942	$—	$111,970,052

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 98.4%
ARGENTINA— 71.6%
Consumer Goods — 3.9%
Adecoagro *	516,940	$5,009,149
Cresud SACIF y A ADR	212,709	4,609,404
		9,618,553
Consumer Services — 26.4%
MercadoLibre	169,824	65,738,870
Financials — 25.0%
Banco Macro ADR	90,566	9,830,034
BBVA Banco Frances ADR	368,979	9,331,479
Grupo Financiero Galicia ADR	403,851	28,188,800
Grupo Supervielle ADR	333,288	10,655,217
IRSA Inversiones y Representaciones ADR	148,627	4,268,567
		62,274,097
Oil & Gas — 8.3%
Petrobras Argentina ADR *	112,516	1,575,224
Transportadora de Gas del Sur ADR *	391,216	8,958,846
YPF ADR	420,784	10,161,934
		20,696,004
Telecommunications — 4.1%
Telecom Argentina ADR	276,327	10,323,577
Utilities — 3.9%
Empresa Distribuidora Y Comercializadora Norte ADR *	9,981	609,340
Pampa Energia ADR *	131,198	9,249,459
		9,858,799
TOTAL ARGENTINA		178,509,900
CANADA— 2.8%
Basic Materials — 2.8%
Pan American Silver	220,081	3,623,618
SSR Mining *	387,495	3,357,437
TOTAL CANADA		6,981,055
CHILE— 3.1%
Consumer Goods — 1.5%
Cia Cervecerias Unidas	257,698	3,793,056
Consumer Services — 1.6%
Cencosud	1,237,850	3,877,940
TOTAL CHILE		7,670,996
LUXEMBOURG— 13.4%
Basic Materials — 13.4%
Tenaris	1,915,776	33,471,726

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Argentina ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
SPAIN— 1.7%
Industrials — 1.7%
Prosegur Cia de Seguridad	493,120	$4,115,835
UNITED KINGDOM— 0.5%
Oil & Gas — 0.5%
Phoenix Global Resources *	2,597,825	1,292,983
UNITED STATES— 2.6%
Technology — 2.6%
Globant *	143,913	6,539,407
URUGUAY— 2.7%
Consumer Services — 2.7%
Arcos Dorados Holdings, Cl A *	663,043	6,796,191
TOTAL COMMON STOCK
(Cost $178,798,521)		245,378,093

U.S. TREASURY OBLIGATION — 8.0%
United States Treasury Bill
1.217%, 02/15/18(A)
(Cost $19,990,550)	$20,000,000	19,990,688

PREFERRED STOCK — 1.5%
CHILE— 1.5%
Consumer Goods — 1.5%
Embotelladora Andina
(Cost $3,607,318)	768,004	3,761,738
TOTAL INVESTMENTS — 107.9%
(Cost $202,396,389)		$269,130,519

Percentages are based on Net Assets of $249,345,134.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$245,378,093	$—	$—	$245,378,093
U.S. Treasury Obligation	—	19,990,688	—	19,990,688
Preferred Stock	3,761,738	—	—	3,761,738
Total Investments in Securities	$249,139,831	$19,990,688	$—	$269,130,519

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Argentina ETF

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 100.0%
GREECE— 97.1%
Basic Materials — 4.1%
Mytilineos Holdings *	1,048,118	$13,187,487
Mytilineos Holdings ADR *	626,200	7,878,911
		21,066,398
Consumer Goods — 5.5%
JUMBO	844,083	16,740,126
JUMBO ADR	340,000	6,742,982
Sarantis	238,952	4,479,996
		27,963,104
Consumer Services — 15.2%
Aegean Airlines	727,700	8,312,893
FF Group *	464,662	11,160,270
FF Group ADR *	200,300	4,810,805
OPAP	3,274,608	44,056,864
OPAP ADR	1,404,900	9,410,020
		77,750,852
Financials — 34.8%
Alpha Bank AE *	24,872,939	60,762,440
Eurobank Ergasias *	27,426,446	30,749,818
Grivalia Properties	860,889	9,973,799
Hellenic Exchanges - Athens Stock Exchange	1,252,076	8,968,691
LAMDA Development *	597,689	5,360,907
National Bank of Greece *	100,205,713	42,692,255
Piraeus Bank *	4,486,798	20,289,608
		178,797,518
Industrials — 13.1%
Aegean Marine Petroleum Network (A)	766,729	3,565,290
Capital Product Partners (B)	2,313,411	7,657,390
Dorian LPG *	505,471	3,861,799
Ellaktor *	2,943,175	6,870,940
GasLog (A)	854,315	17,257,163
Titan Cement	532,169	16,374,839
Titan Cement ADR	439,800	6,766,323
Tsakos Energy Navigation (A)	1,405,260	5,129,199
		67,482,943
Oil & Gas — 6.4%
Hellenic Petroleum	1,248,126	13,667,145
Motor Oil Hellas Corinth Refineries	369,462	9,274,176
Motor Oil Hellas Corinth Refineries ADR	768,300	9,642,857
		32,584,178
Telecommunications — 13.4%
Hellenic Telecommunications Organization	4,343,971	68,455,437

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Greece ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Utilities — 4.6%
Athens Water Supply & Sewage	631,119	$5,377,716
Holding ADMIE IPTO *	1,519,051	3,983,410
Public Power *	2,592,530	10,289,637
Terna Energy	601,573	3,683,345
		23,334,108
TOTAL GREECE		497,434,538
MONACO— 2.9%
Industrials — 2.9%
GasLog Partners (B)	622,148	14,744,908
TOTAL COMMON STOCK
(Cost $417,453,708)		512,179,446

REPURCHASE AGREEMENT (C) — 1.8%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/1/18 repurchase price $9,185,658 (collateralized by U.S. Treasury Obligations, ranging in par value $195,184-$1,793,388, 2.000%-2.750%, 11/15/2020-4/30/2024, with a total market value of $9,369,797)
(Cost $9,185,326)	$9,185,326	9,185,326
SHORT-TERM INVESTMENT (C)(D)— 0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $430,349)	430,349	430,349
TOTAL INVESTMENTS — 101.9%
(Cost $427,069,383)		$521,795,121

Percentages are based on Net Assets of $512,155,709.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $9,263,205.
(B)	Security considered Master Limited Partnership. At January 31, 2018, these securities amounted to $22,402,298 or 4.4% of net assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $9,615,675.
(D)	Rate reported is the 7-day effective yield as of January 31, 2018.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$512,179,446	$—	$—	$512,179,446
Repurchase Agreement	—	9,185,326	—	9,185,326
Short-Term Investment	430,349	—	—	430,349
Total Investments in Securities	$512,609,795	$9,185,326	$—	$521,795,121

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Greece ETF

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
NORWAY— 99.9%
Basic Materials — 10.6%
Borregaard	127,817	$1,145,579
Norsk Hydro	1,157,690	8,475,721
Yara International	140,773	6,794,471
		16,415,771
Consumer Goods — 13.4%
Austevoll Seafood	114,518	904,054
Bakkafrost P	45,875	1,875,327
Grieg Seafood	50,000	444,225
Kongsberg Automotive Holding *	651,693	845,572
Leroy Seafood Group	356,100	1,823,109
Marine Harvest *	362,067	6,294,418
Norway Royal Salmon	13,057	210,578
Orkla	640,424	6,692,653
Salmar	59,993	1,638,098
		20,728,034
Consumer Services — 4.1%
Europris (A)	161,300	724,939
Norwegian Air Shuttle * (B)	35,081	1,032,372
Schibsted, Cl B	102,546	3,105,916
XXL (A)	116,254	1,438,731
		6,301,958
Financials — 25.6%
Aker, Cl A	32,020	1,839,535
Axactor *	1,237,800	448,274
B2Holding	191,915	495,519
DnB	934,372	19,037,268
Entra (A)	114,542	1,739,848
Gjensidige Forsikring	224,008	4,243,029
Norwegian Finance Holding *	111,800	1,281,659
Norwegian Property	285,490	404,639
Protector Forsikring	81,809	995,396
Sbanken (A)	74,005	766,436
Selvaag Bolig	85,158	377,738
Sparebank 1 Nord Norge	136,639	1,157,008
Sparebank 1 Oestlandet *	31,487	388,035
SpareBank 1 SMN	158,800	1,808,048
Storebrand	521,188	4,690,237
		39,672,669
Health Care — 0.3%
Nordic Nanovector *	39,500	396,734
Industrials — 3.9%
BW LPG * (A)	106,650	507,387

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Frontline *	106,364	$494,942
Gaming Innovation Group *	360,000	252,778
Golden Ocean Group *	139,360	1,244,497
Hexagon Composites *	140,440	466,529
Hoegh LNG Holdings	65,588	515,217
IDEX *	563,207	358,044
Ocean Yield	82,507	747,005
Stolt-Nielsen	40,140	542,779
Wallenius Wilhelmsen Logistics, Cl B *	106,527	890,928
		6,020,106
Oil & Gas — 28.8%
Akastor *	290,885	591,145
Aker BP	118,672	3,447,475
Aker Solutions *	192,566	1,113,809
Borr Drilling *	334,400	1,542,118
BW Offshore *	90,898	454,709
DNO International *	836,224	1,074,107
Odfjell Drilling *	60,300	285,934
Petroleum Geo-Services *	398,990	1,186,112
REC Silicon *	2,875,394	430,768
Scatec Solar (A)	112,810	663,519
Statoil	1,113,706	26,115,066
Subsea 7 *	298,164	4,661,058
TGS Nopec Geophysical	119,230	3,006,262
		44,572,082
Technology — 2.3%
Atea	101,971	1,588,751
Evry * (A)	146,983	612,725
Nordic Semiconductor *	161,404	963,003
Otello *	148,320	465,656
		3,630,135
Telecommunications — 10.9%
Telenor	714,596	16,802,962
TOTAL COMMON STOCK
(Cost $145,561,623)		154,540,451

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Norway ETF

	Face
	Amount/Shares	Value
REPURCHASE AGREEMENT (C) — 0.4%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/1/18 repurchase price $603,859 (collateralized by U.S. Treasury Obligations, ranging in par value $12,831-$117,896, 2.000%-2.750%, 11/15/2020-4/30/2024, with a total market value of $615,964)
(Cost $603,837)	$603,837	$603,837
SHORT-TERM INVESTMENT (C)(D)— 0.0%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $28,291)	28,291	28,291
TOTAL INVESTMENTS — 100.3%
(Cost $146,193,751)		$155,172,579

Percentages are based on Net Assets of $154,756,761.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $6,453,585 and represents 4.2% of Net Assets.
(B)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $596,805.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $632,128.
(D)	Rate reported is the 7-day effective yield as of January 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$154,540,451	$—	$—	$154,540,451
Repurchase Agreement	—	603,837	—	603,837
Short-Term Investment	28,291	—	—	28,291
Total Investments in Securities	$154,568,742	$603,837	$—	$155,172,579

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.8%
DENMARK— 29.9%
Consumer Goods — 2.0%
Carlsberg, Cl B	5,497	$708,311
Financials — 4.2%
Danske Bank	36,517	1,488,382
Health Care — 18.3%
Coloplast, Cl B	6,922	617,096
Novo Nordisk, Cl B	92,075	5,138,396
Novozymes, Cl B	11,190	622,790
		6,378,282
Industrials — 1.7%
A P Moller - Maersk, Cl B	338	605,370
Oil & Gas — 2.2%
Vestas Wind Systems	11,169	764,641
Utilities — 1.5%
Orsted (A)	8,452	514,969
TOTAL DENMARK		10,459,955
FINLAND— 12.8%
Financials — 4.1%
Sampo, Cl A	24,492	1,426,994
Industrials — 3.2%
Kone, Cl B	19,900	1,142,838
Technology — 4.1%
Nokia	295,837	1,428,824
Utilities — 1.4%
Fortum	22,511	489,772
TOTAL FINLAND		4,488,428
NORWAY— 10.3%
Basic Materials — 1.2%
Yara International	9,096	439,022
Financials — 3.3%
DnB	56,258	1,146,223
Oil & Gas — 3.4%
Statoil	50,972	1,195,232
Telecommunications — 2.4%
Telenor	35,525	835,333
TOTAL NORWAY		3,615,810
SWEDEN— 46.8%
Consumer Goods — 2.7%
Essity, Cl B	30,906	928,616

Schedule of Investments (Unaudited)	January 31, 2018

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 2.5%
Hennes & Mauritz, Cl B	49,361	$875,672
Financials — 19.1%
Investor, Cl B	23,693	1,161,649
Nordea Bank	166,271	2,058,462
Skandinaviska Enskilda Banken, Cl A	74,649	946,026
Svenska Handelsbanken, Cl A	76,354	1,114,519
Swedbank, Cl A	54,830	1,405,915
		6,686,571
Industrials — 15.5%
Assa Abloy, Cl B	48,871	1,085,746
Atlas Copco, Cl A	32,882	1,546,871
Sandvik	56,122	1,108,578
Volvo, Cl B	81,661	1,672,312
		5,413,507
Technology — 5.1%
Hexagon, Cl B	13,049	779,667
Telefonaktiebolaget LM Ericsson, Cl B	154,444	994,954
		1,774,621
Telecommunications — 1.9%
Telia	134,700	678,259
TOTAL SWEDEN		16,357,246
TOTAL INVESTMENTS — 99.8%
(Cost $32,197,358)		$34,921,439

Percentages are based on Net Assets of $34,997,634.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2018 was $514,969 and represents 1.5% of Net Assets.

Cl — Class

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 97.4%
NIGERIA— 97.4%
Consumer Goods — 27.5%
Dangote Sugar Refinery	49,467,544	$2,881,605
Flour Mills of Nigeria	26,651,167	2,509,867
Guinness Nigeria	11,620,514	3,642,491
Nestle Nigeria	1,793,596	7,313,692
Nigerian Breweries	25,872,136	10,549,803
		26,897,458
Financials — 55.7%
Access Bank	127,579,216	4,582,943
Diamond Bank *	374,744,416	3,305,651
Ecobank Transnational	72,777,265	4,037,574
FBN Holdings	176,868,831	6,844,161
Fidelity Bank	316,046,559	3,208,684
Guaranty Trust Bank	98,020,368	13,363,942
Stanbic IBTC Holdings	29,040,026	3,705,523
Transnational Corp of Nigeria *	417,839,854	2,700,602
United Bank for Africa	128,657,662	4,532,461
Zenith Bank	95,544,396	8,216,023
		54,497,564
Industrials — 8.0%
Dangote Cement	5,380,192	4,029,547
Lafarge Africa	24,749,147	3,772,443
		7,801,990
Oil & Gas — 6.2%
Forte Oil *	9,956,098	1,407,110
Oando *	93,502,905	1,553,627
SEPLAT Petroleum Development *	1,617,682	3,073,820
		6,034,557
TOTAL COMMON STOCK
(Cost $72,941,800)		95,231,569

RIGHT — 0.2%
	Number Of
	Rights
Nigeria — 0.2%
Flour Mills of Nigeria(A)	21,243,867	230,376

TOTAL RIGHT (Cost $–)		230,376

TOTAL INVESTMENTS — 97.6%
(Cost $72,941,800)		$95,461,945

Percentages are based on Net Assets of $97,781,090.

*	Non-income producing security.

(A)	Security considered illiquid. The total value of such securities as of January 31, 2018 was $230,376 and represented 0.2% of Net Assets.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Nigeria ETF

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.6%
ARGENTINA— 3.9%
Basic Materials — 0.4%
Tenaris ADR	1,867	$65,345
Consumer Services — 1.8%
MercadoLibre	843	326,325
Financials — 0.6%
Banco Macro ADR	961	104,307
Oil & Gas — 1.1%
YPF ADR	8,030	193,925
TOTAL ARGENTINA		689,902
AUSTRALIA— 2.1%
Basic Materials — 0.5%
St. Barbara	30,900	94,581
Oil & Gas — 1.6%
Oil Search	28,947	177,439
Santos *	23,850	98,494
		275,933
TOTAL AUSTRALIA		370,514
CANADA— 2.6%
Basic Materials — 2.6%
B2Gold *	34,239	103,818
Barrick Gold	3,690	53,062
Endeavour Mining *	3,611	66,843
First Quantum Minerals	10,166	151,970
Lucara Diamond	6,573	13,662
Turquoise Hill Resources *	25,477	77,873
TOTAL CANADA		467,228
CHILE— 4.6%
Basic Materials — 0.3%
Empresas CMPC	11,200	44,494
Consumer Goods — 0.3%
Cia Cervecerias Unidas ADR	1,977	58,064
Consumer Services — 2.0%
Cencosud	8,000	25,062
Latam Airlines Group	9,400	162,151
SACI Falabella	16,660	175,270
		362,483
Financials — 0.4%
Banco de Chile	224,391	38,540
Banco Santander Chile	496,050	42,323
		80,863

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.2%
Empresas COPEC	2,230	$38,835
Utilities — 1.4%
Empresa Nacional de Electricidad	108,519	103,769
Enersis	488,413	114,622
Enersis Chile	203,800	25,782
		244,173
TOTAL CHILE		828,912
COLOMBIA— 0.7%
Consumer Services — 0.1%
Almacenes Exito	1,540	9,730
Financials — 0.1%
Grupo de Inversiones Suramericana	1,261	17,878
Industrials — 0.1%
Cementos Argos	5,046	20,149
Oil & Gas — 0.4%
Ecopetrol	71,148	66,876
TOTAL COLOMBIA		114,633
CZECH REPUBLIC— 1.1%
Financials — 0.2%
Komercni Banka	705	32,488
Utilities — 0.9%
CEZ	6,471	166,322
TOTAL CZECH REPUBLIC		198,810
EGYPT— 0.3%
Financials — 0.2%
Commercial International Bank Egypt SAE	7,475	33,159
Talaat Moustafa Group	20,000	10,906
		44,065
Telecommunications — 0.1%
Global Telecom Holding SAE *	32,103	12,361
TOTAL EGYPT		56,426
GEORGIA— 0.5%
Financials — 0.5%
Bank of Georgia Holdings	1,824	95,037
HONG KONG— 0.4%
Consumer Services — 0.4%
NagaCorp	83,933	68,572
HUNGARY— 1.6%
Financials — 1.1%
OTP Bank	4,310	200,764

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
Richter Gedeon Nyrt	1,916	$49,476
Oil & Gas — 0.2%
MOL Hungarian Oil & Gas	3,088	37,903
TOTAL HUNGARY		288,143
INDONESIA— 9.8%
Basic Materials — 0.2%
Chandra Asri Petrochemical	60,000	29,241
Consumer Goods — 2.2%
Astra International	286,217	181,712
Gudang Garam	10,254	62,075
Hanjaya Mandala Sampoerna	94,100	34,439
Indofood CBP Sukses Makmur TBK	55,000	35,842
Indofood Sukses Makmur	55,800	32,300
Unilever Indonesia	12,399	50,379
		396,747
Financials — 4.2%
Bank Central Asia	174,248	295,760
Bank Mandiri	465,526	283,381
Bank Rakyat Indonesia Persero	630,360	174,204
		753,345
Health Care — 0.2%
Kalbe Farma	289,600	36,015
Industrials — 1.1%
Indocement Tunggal Prakarsa	20,100	32,728
Semen Indonesia Persero	141,185	117,580
United Tractors	17,600	51,136
		201,444
Telecommunications — 1.5%
Telekomunikasi Indonesia Persero	881,405	262,674
Utilities — 0.4%
Perusahaan Gas Negara	385,839	75,217
TOTAL INDONESIA		1,754,683
ITALY— 0.5%
Oil & Gas — 0.5%
Saipem *	18,570	87,237
JAPAN— 0.9%
Industrials — 0.4%
Namura Shipbuilding	9,340	63,234
Oil & Gas — 0.5%
Inpex	7,200	93,599
TOTAL JAPAN		156,833

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
KENYA— 0.4%
Telecommunications — 0.4%
Safaricom	233,000	$67,321
KUWAIT— 1.1%
Financials — 0.8%
Kuwait Finance House	49,065	95,788
National Bank of Kuwait SAK	16,842	41,592
		137,380
Telecommunications — 0.3%
Mobile Telecommunications KSC	38,800	61,117
TOTAL KUWAIT		198,497
MALAYSIA— 8.6%
Basic Materials — 0.2%
Petronas Chemicals Group	16,390	34,229
Consumer Goods — 0.9%
IOI	21,600	25,990
Kuala Lumpur Kepong	3,730	24,135
PPB Group	5,600	25,085
Sime Darby Plantation *	59,989	84,649
		159,859
Consumer Services — 0.3%
Genting	11,200	27,671
Genting Malaysia	24,500	34,634
		62,305
Financials — 2.4%
CIMB Group Holdings	37,300	69,380
Malayan Banking	60,886	157,770
Public Bank	31,130	175,547
Sime Darby Property *	61,989	25,128
		427,825
Health Care — 0.2%
IHH Healthcare	24,472	37,734
Industrials — 0.5%
MISC	16,600	32,154
Sime Darby	66,489	52,198
		84,352
Oil & Gas — 0.2%
Petronas Dagangan	2,800	17,686
Petronas Gas	3,789	17,401
		35,087
Telecommunications — 2.5%
Axiata Group	82,067	119,803

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
DiGi.com	122,602	$155,700
Maxis	83,676	130,524
Telekom Malaysia	24,185	38,160
		444,187
Utilities — 1.4%
Tenaga Nasional	61,753	250,006
TOTAL MALAYSIA		1,535,584
MEXICO— 7.3%
Basic Materials — 1.8%
Grupo Mexico, Cl B	52,588	186,737
Industrias Penoles	1,224	28,414
Mexichem	39,760	112,875
		328,026
Consumer Goods — 1.0%
Arca Continental	5,638	40,978
Becle *	17,100	31,161
Fomento Economico Mexicano	3,300	32,238
Gruma, Cl B	3,160	37,806
Grupo Bimbo, Ser A	10,560	25,802
		167,985
Consumer Services — 1.4%
Grupo Elektra	710	25,693
Grupo Televisa	12,141	50,326
Wal-Mart de Mexico	72,680	182,433
		258,452
Financials — 0.8%
Grupo Financiero Banorte, Cl O	13,524	87,035
Grupo Financiero Inbursa, Cl O	33,200	58,838
		145,873
Industrials — 1.1%
Alfa, Cl A	65,170	81,932
Cemex *	72,679	60,550
Grupo Aeroportuario del Pacifico, Cl B	3,000	31,417
Grupo Aeroportuario del Sureste, Cl B	1,570	30,606
		204,505
Telecommunications — 0.9%
America Movil	161,467	151,552
Utilities — 0.3%
Infraestructura Energetica Nova	9,440	49,286
TOTAL MEXICO		1,305,679

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
OMAN— 0.2%
Financials — 0.0%
BankMuscat SAOG	4,433	$4,721
Telecommunications — 0.2%
Oman Telecommunications SAOG	13,110	38,138
TOTAL OMAN		42,859
PAKISTAN— 0.6%
Financials — 0.1%
United Bank	9,500	16,645
Oil & Gas — 0.5%
Oil & Gas Development	12,300	18,318
Pakistan Petroleum	36,000	67,267
		85,585
TOTAL PAKISTAN		102,230
PANAMA— 1.5%
Consumer Services — 1.5%
Copa Holdings, Cl A	1,986	274,723
PERU— 1.0%
Basic Materials — 0.2%
Hochschild Mining	8,400	27,355
Financials — 0.8%
Credicorp	634	146,853
TOTAL PERU		174,208
PHILIPPINES— 4.0%
Consumer Goods — 0.4%
JG Summit Holdings	21,649	32,284
Universal Robina	11,737	36,904
		69,188
Consumer Services — 1.5%
Jollibee Foods	5,200	28,869
SM Investments	12,046	240,685
		269,554
Financials — 0.8%
Ayala Land	43,500	37,522
GT Capital Holdings	1,200	31,462
SM Prime Holdings	86,127	61,951
		130,935
Industrials — 0.4%
Aboitiz Equity Ventures	9,600	14,372
Ayala	2,150	44,006

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
International Container Terminal Services	11,000	$24,337
		82,715
Telecommunications — 0.6%
Globe Telecom	400	14,815
PLDT	2,704	82,701
		97,516
Utilities — 0.3%
Aboitiz Power	33,458	26,740
Manila Electric	5,220	34,454
		61,194
TOTAL PHILIPPINES		711,102
POLAND— 5.0%
Basic Materials — 0.8%
KGHM Polska Miedz	4,196	138,578
Consumer Goods — 0.1%
LPP	9	26,280
Financials — 1.5%
Bank Pekao	1,274	51,959
Bank Zachodni	247	31,132
Powszechna Kasa Oszczednosci Bank Polski *	6,401	87,711
Powszechny Zaklad Ubezpieczen	6,760	92,792
		263,594
Oil & Gas — 2.0%
Polski Koncern Naftowy Orlen S.A.	9,956	324,178
Polskie Gornictwo Naftowe i Gazownictwo	18,700	36,814
		360,992
Utilities — 0.6%
PGE *	27,530	98,233
TOTAL POLAND		887,677
QATAR— 1.3%
Financials — 0.5%
Qatar National Bank	2,330	86,519
Industrials — 0.6%
Industries Qatar QSC	3,766	113,363
Telecommunications — 0.2%
Ooredoo QPSC	1,510	39,606
TOTAL QATAR		239,488
SINGAPORE— 0.8%
Consumer Goods — 0.8%
Thai Beverage	208,407	146,452

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 9.4%
Basic Materials — 2.2%
Anglo American Platinum *	1,845	$55,162
AngloGold Ashanti	5,260	58,342
Gold Fields ADR	36,219	155,017
Mondi	1,600	42,707
Sasol	1,823	65,573
		376,801
Consumer Goods — 1.0%
Remgro	3,700	73,618
Tiger Brands	2,913	113,098
		186,716
Consumer Services — 3.4%
Naspers, Cl N	1,529	435,567
Shoprite Holdings	4,944	102,742
Woolworths Holdings	12,618	68,192
		606,501
Financials — 1.5%
FirstRand	26,180	146,624
Standard Bank Group	7,305	123,450
		270,074
Health Care — 0.4%
Aspen Pharmacare Holdings	3,161	72,065
Industrials — 0.0%
Novus Holdings	539	224
Telecommunications — 0.9%
MTN Group	4,803	53,152
Vodacom Group	8,210	113,051
		166,203
TOTAL SOUTH AFRICA		1,678,584
SOUTH KOREA— 0.2%
Consumer Goods — 0.2%
Youngone	1,340	40,030
THAILAND— 11.9%
Basic Materials — 0.3%
Indorama Ventures NVDR	33,400	59,719
Consumer Goods — 1.0%
Carabao Group NVDR	31,800	83,764
Charoen Pokphand Foods NVDR	117,527	88,558
		172,322
Consumer Services — 1.2%
CP ALL NVDR	73,002	185,885

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Minor International NVDR	22,900	$32,171
		218,056
Financials — 0.7%
Kasikornbank NVDR	5,450	40,022
Siam Commercial Bank NVDR	18,070	90,869
		130,891
Health Care — 0.3%
Bangkok Dusit Medical Services NVDR	72,300	49,862
Industrials — 3.8%
Airports of Thailand NVDR	133,740	298,908
Berli Jucker NVDR	43,300	79,494
CH Karnchang NVDR	116,000	99,074
Siam Cement NVDR	12,890	202,486
		679,962
Oil & Gas — 3.3%
PTT NVDR	17,701	278,062
PTT Exploration & Production NVDR	33,120	125,839
PTT Global Chemical NVDR	39,621	121,760
Thai Oil NVDR	16,800	54,981
		580,642
Technology — 0.4%
Intouch Holdings PCL NVDR	38,670	70,994
Telecommunications — 0.9%
Advanced Info Service NVDR	23,154	142,310
True NVDR *	125,520	27,052
		169,362
TOTAL THAILAND		2,131,810
TURKEY— 8.2%
Basic Materials — 2.3%
Eregli Demir ve Celik Fabrikalari	156,133	414,118
Consumer Services — 1.0%
Arcelik	4,500	22,863
BIM Birlesik Magazalar	7,889	158,037
		180,900
Financials — 1.1%
Akbank Turk	19,620	57,112
Turkiye Garanti Bankasi	19,745	64,687
Turkiye Is Bankasi, Cl C	31,844	68,333
		190,132
Industrials — 0.2%
Enka Insaat ve Sanayi	17,841	26,871

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 2.3%
KOC Holding	33,546	$163,643
Tupras Turkiye Petrol Rafinerileri	8,353	256,954
		420,597
Technology — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret	9,500	84,177
Telecommunications — 0.8%
Turk Telekomunikasyon *	11,236	18,989
Turkcell Iletisim Hizmetleri	30,100	125,249
		144,238
TOTAL TURKEY		1,461,033
UKRAINE— 0.5%
Consumer Goods — 0.5%
Kernel Holding	5,651	86,320
UNITED ARAB EMIRATES— 2.5%
Financials — 1.5%
Emaar Properties PJSC	106,541	190,858
National Bank of Abu Dhabi PJSC	24,380	74,339
		265,197
Industrials — 0.6%
DP World	4,152	110,069
Telecommunications — 0.4%
Emirates Telecommunications Group PJSC	16,000	77,537
TOTAL UNITED ARAB EMIRATES		452,803
UNITED KINGDOM— 2.8%
Basic Materials — 2.1%
Antofagasta	4,950	65,535
Fresnillo	9,951	190,187
KAZ Minerals *	10,930	127,204
		382,926
Health Care — 0.3%
Mediclinic International	6,798	57,732
Oil & Gas — 0.4%
Tullow Oil *	23,040	65,446
TOTAL UNITED KINGDOM		506,104
UNITED STATES— 1.7%
Basic Materials — 0.3%
Southern Copper	1,077	52,288
Oil & Gas — 1.0%
Kosmos Energy *	7,947	54,914
Occidental Petroleum	912	68,373

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Oil & Gas — continued
Seadrill Partners (A)	16,036	$54,362
		177,649
Telecommunications — 0.4%
VEON ADR	17,953	68,221
TOTAL UNITED STATES		298,158
VIETNAM— 1.6%
Consumer Goods — 0.6%
Vietnam Dairy Products JSC	11,200	100,364
Financials — 0.2%
Bank for Foreign Trade of Vietnam JSC	10,800	31,673
Industrials — 0.8%
Hoa Phat Group JSC *	52,600	144,302
TOTAL VIETNAM		276,339
TOTAL COMMON STOCK
(Cost $15,530,277)		17,793,931

PREFERRED STOCK — 0.3%
CHILE— 0.3%
Basic Materials — 0.3%
Sociedad Quimica y Minera de Chile
(Cost $28,870)	870	48,967

CORPORATE OBLIGATION — 0.0%
Bank Muscat SAOG
0.035%, 03/19/18
(Cost $–)	$22,009	5,945
TOTAL INVESTMENTS — 99.9%
(Cost $15,559,147)		$17,848,843

Percentages are based on Net Assets of $17,871,305.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At January 31, 2018, these securities amounted to $54,362 or 0.3% of net assets.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

Schedule of Investments (Unaudited)	January 31, 2018

Global X Next Emerging & Frontier ETF

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,793,931	$—	$—	$17,793,931
Preferred Stock	48,967	—	—	48,967
Corporate Obligation	—	5,945	—	5,945
Total Investments in Securities	$17,842,898	$5,945	$—	$17,848,843

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS— 2.0%
Telecommunications — 2.0%
Altice * (A)	97,850	$1,055,136
PORTUGAL— 97.9%
Basic Materials — 10.4%
Altri	220,782	1,338,064
Navigator	424,895	2,393,551
Semapa-Sociedade de Investimento e Gestao	77,957	1,784,971
		5,516,586
Consumer Services — 15.3%
Ibersol SGPS	57,796	860,392
Jeronimo Martins	116,695	2,493,868
NOS SGPS	340,878	2,329,196
Sonae	1,545,800	2,489,903
		8,173,359
Financials — 7.7%
Banco Comercial Portugues, Cl R *	7,409,291	2,973,020
Banco Espirito Santo *(B) (C) (D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B) (C) (D)	55,479,410	691
Sonae Capital	855,602	1,123,422
		4,097,133
Industrials — 11.3%
Corticeira Amorim SGPS	100,273	1,291,621
CTT-Correios de Portugal	328,309	1,411,017
Mota-Engil	351,816	1,753,098
Sonae Industria SGPS *	169,039	844,426
Teixeira Duarte	2,298,547	778,848
		6,079,010
Oil & Gas — 21.3%
Galp Energia	592,055	11,336,172
Telecommunications — 2.6%
Pharol SGPS * (A)	2,413,873	693,132
Sonaecom	230,661	672,389
		1,365,521
Utilities — 29.3%
EDP Renovaveis	271,257	2,382,323
Energias de Portugal	3,195,020	11,259,965
REN - Redes Energeticas Nacionais	636,521	1,993,465
		15,635,753
TOTAL PORTUGAL		52,203,534
TOTAL COMMON STOCK
(Cost $51,043,838)		53,258,670

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Portugal ETF

	Face
	Amount/Shares	Value
REPURCHASE AGREEMENT (E) — 1.3%
Royal Bank of Canada
1.300%, dated 01/31/18, to be repurchased on 02/1/18 repurchase price $707,789 (collateralized by U.S. Treasury Obligations, ranging in par value $15,040-$138,187, 2.000%-2.750%, 11/15/2020-4/30/2024, with a total market value of $721,977)
(Cost $707,763)	$707,763	$707,763
SHORT-TERM INVESTMENT (E)(F)— 0.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.260%
(Cost $33,160)	33,160	33,160
TOTAL INVESTMENTS — 101.3%
(Cost $51,784,761)		$53,999,593

Percentages are based on Net Assets of $53,314,122.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $704,868.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2018 was $691 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2018, was $691 and represents 0.0% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2018 was $740,923.
(F)	Rate reported is the 7-day effective yield as of January 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$53,257,979	$—	$691	$53,258,670
Repurchase Agreement	—	707,763	—	707,763
Short-Term Investment	33,160	—	—	33,160
Total Investments in Securities	$53,291,139	$707,763	$691	$53,999,593

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 100.7%
PAKISTAN— 100.7%
Basic Materials — 13.6%
Engro	1,425,590	$3,897,846
Engro Fertilizers	2,862,000	1,805,017
Fauji Fertilizer	3,032,400	2,481,017
Fauji Fertilizer Bin Qasim	1,822,200	625,235
International Steels	541,500	603,850
		9,412,965
Consumer Goods — 7.8%
Honda Atlas Cars Pakistan	146,950	706,780
Indus Motor	97,390	1,602,822
Nishat Mills	1,099,900	1,691,825
Pak Elektron	1,357,800	746,013
PAK Suzuki Motor	144,550	678,743
		5,426,183
Financials — 30.3%
Askari Bank	1,384,200	270,916
Bank Al Habib	4,958,800	3,048,463
Bank Alfalah *	2,914,000	1,267,748
Habib Bank	3,279,450	5,757,398
MCB Bank	2,369,440	4,857,658
National Bank of Pakistan	2,684,400	1,189,234
United Bank	2,690,290	4,713,576
		21,104,993
Health Care — 2.8%
Ferozsons Laboratories	93,030	248,268
Searle	501,314	1,717,981
		1,966,249
Industrials — 16.5%
DG Khan Cement	1,165,160	1,684,139
Fauji Cement	3,931,100	1,033,330
Kohat Cement	189,200	284,943
Lucky Cement *	628,510	3,498,762
Maple Leaf Cement Factory	1,689,699	1,252,348
Millat Tractors	117,580	1,404,055
Packages	200,530	1,054,989
Pakistan International Bulk Terminal *	2,281,342	389,117
Thal	167,050	832,370
		11,434,053
Oil & Gas — 22.0%
National Refinery	157,700	633,996
Oil & Gas Development	3,533,840	5,262,949
Pakistan Oilfields	512,620	2,615,213
Pakistan Petroleum	2,152,600	4,022,186

Schedule of Investments (Unaudited)	January 31, 2018

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Pakistan State Oil	974,152	$2,783,757
		15,318,101
Utilities — 7.7%
Hub Power	3,058,942	2,734,129
K-Electric *	10,748,500	649,685
Kot Addu Power	1,759,300	924,741
SUI Northern Gas Pipeline	994,400	1,067,058
		5,375,613
TOTAL INVESTMENTS — 100.7%
(Cost $76,902,826)		$70,038,157

Percentages are based on Net Assets of $69,520,063.

*	Non-income producing security.

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-1300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: March 29, 2018

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: March 29, 2018

*	Print the name and title of each signing officer under his or her signature.